UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

January 31, 2018

One Choice® Portfolio: Very Conservative

One Choice® Portfolio: Conservative

One Choice® Portfolio: Moderate

One Choice® Portfolio: Aggressive

One Choice® Portfolio: Very Aggressive

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Stock Market Rally Rolled On

The global stock market rally extended its run amid a backdrop of unusually subdued market volatility. Investors generally responded enthusiastically to robust corporate earnings results, improving and synchronizing global economic growth, and a significant U.S. tax-reform package. This optimism drove major U.S. stock market indices to a series of record-high levels. Gains were broad-based, but U.S. growth stocks delivered particularly stellar returns. Outside the U.S., it was a similar story. Solid corporate profits, improving economic growth rates, and continued central bank support fueled gains in the developed markets. Returns for emerging markets equities were even stronger, as rallying commodities markets and a weaker U.S. dollar further bolstered performance.

The backdrop for bonds proved more challenging, as yields headed upward on Federal Reserve (Fed) action and rising inflation expectations. In addition to launching a plan to gradually reduce its $4.5 trillion balance sheet, the Fed raised interest rates once during the reporting period. The December rate hike pushed the federal funds rate target to a range of 1.25%-1.50%. The Fed also indicated it would lift rates three times in 2018. Meanwhile, current inflation remained below the Fed’s target, but longer-term inflation expectations rose as the period progressed. Treasury yields increased, and interest rate-sensitive assets, including longer-maturity U.S. Treasuries, utilities stocks, and U.S. real estate investment trusts (REITs), generally produced more muted returns for the six-month period.

With global growth strengthening, inflationary pressures mounting, and Treasury yields rising, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2018
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Equity
Core Equity Plus Fund	1.0%	2.1%	4.1%	4.6%	4.8%
Equity Growth Fund	4.0%	7.2%	11.1%	10.1%	12.2%
Growth Fund	3.3%	5.7%	8.0%	11.4%	13.4%
Heritage Fund	1.7%	3.6%	5.4%	7.8%	9.2%
Large Company Value Fund	6.2%	6.4%	7.8%	8.7%	10.7%
Mid Cap Value Fund	4.7%	5.8%	5.3%	5.4%	7.7%
NT Disciplined Growth Fund	1.0%	1.6%	2.1%	3.0%	4.0%
Real Estate Fund	2.0%	—	—	—	—
Small Company Fund	1.0%	1.5%	2.0%	2.2%	6.5%
Emerging Markets Fund	—	—	4.1%	6.6%	7.5%
International Growth Fund	—	5.7%	6.7%	8.6%	10.0%
NT Global Real Estate Fund	—	2.0%	2.0%	3.0%	3.0%
NT International Small-Mid Cap Fund	—	1.1%	1.6%	2.0%	3.0%
NT International Value Fund	—	3.6%	5.1%	6.0%	8.0%
Total Equity	24.9%	46.3%	65.3%	79.4%	100.0%
Fixed Income
Diversified Bond Fund	20.6%	20.3%	14.1%	7.0%	—
Inflation-Adjusted Bond Fund	10.0%	6.7%	4.8%	2.9%	—
NT High Income Fund	2.0%	1.9%	2.4%	4.4%	—
Short Duration Fund	7.0%	—	—	—	—
Short Duration Inflation Protection Bond Fund	13.0%	4.8%	0.9%	1.0%	—
Emerging Markets Debt Fund	1.5%	1.9%	1.9%	1.5%	—
Global Bond Fund	8.0%	6.8%	4.8%	2.9%	—
International Bond Fund	7.0%	5.5%	2.0%	—	—
Total Fixed Income	69.1%	47.9%	30.9%	19.7%	—
U.S. Government Money Market Fund	6.0%	5.8%	3.8%	0.9%	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—

(1)	Underlying fund investments represent Investor Class.

(2)	Category is less than 0.05% of total net assets.

3

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century Investments funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Expenses Paid During Period(1) 8/1/17 - 1/31/18	Annualized Expense Ratio(1)	Effective Expenses Paid During Period(2) 8/1/17 - 1/31/18	Effective Annualized Expense Ratio(2)
One Choice Portfolio: Very Conservative
Actual
Investor Class	$1,000	$1,034.60	$0.05	0.01%	$3.64	0.71%
R Class	$1,000	$1,031.10	$2.61	0.51%	$6.19	1.21%
Hypothetical
Investor Class	$1,000	$1,025.16	$0.05	0.01%	$3.62	0.71%
R Class	$1,000	$1,022.64	$2.60	0.51%	$6.16	1.21%
One Choice Portfolio: Conservative
Actual
Investor Class	$1,000	$1,064.10	$0.05	0.01%	$4.27	0.82%
R Class	$1,000	$1,062.20	$2.65	0.51%	$6.86	1.32%
Hypothetical
Investor Class	$1,000	$1,025.16	$0.05	0.01%	$4.18	0.82%
R Class	$1,000	$1,022.64	$2.60	0.51%	$6.72	1.32%
One Choice Portfolio: Moderate
Actual
Investor Class	$1,000	$1,094.30	$0.05	0.01%	$4.80	0.91%
R Class	$1,000	$1,091.50	$2.69	0.51%	$7.43	1.41%
Hypothetical
Investor Class	$1,000	$1,025.16	$0.05	0.01%	$4.63	0.91%
R Class	$1,000	$1,022.64	$2.60	0.51%	$7.17	1.41%
One Choice Portfolio: Aggressive
Actual
Investor Class	$1,000	$1,117.40	$0.05	0.01%	$5.28	0.99%
R Class	$1,000	$1,114.40	$2.72	0.51%	$7.94	1.49%
Hypothetical
Investor Class	$1,000	$1,025.16	$0.05	0.01%	$5.04	0.99%
R Class	$1,000	$1,022.64	$2.60	0.51%	$7.58	1.49%
One Choice Portfolio: Very Aggressive
Actual
Investor Class	$1,000	$1,146.30	$0.05	0.01%	$5.68	1.05%
R Class	$1,000	$1,143.70	$2.76	0.51%	$8.38	1.55%
Hypothetical
Investor Class	$1,000	$1,025.16	$0.05	0.01%	$5.35	1.05%
R Class	$1,000	$1,022.64	$2.60	0.51%	$7.88	1.55%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

(2)
Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements.

5

Schedules of Investments

JANUARY 31, 2018 (UNAUDITED)

One Choice Portfolio: Very Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 52.6%
Diversified Bond Fund Investor Class	8,786,231	$93,661,227
Inflation-Adjusted Bond Fund Investor Class	3,939,258	45,537,826
NT High Income Fund Investor Class	911,345	9,113,448
Short Duration Fund Investor Class	3,141,598	31,981,464
Short Duration Inflation Protection Bond Fund Investor Class	5,856,992	59,272,762
		239,566,727
Domestic Equity Funds — 24.9%
Core Equity Plus Fund Investor Class	279,005	4,606,376
Equity Growth Fund Investor Class	524,573	18,155,476
Growth Fund Investor Class	419,006	14,870,525
Heritage Fund Investor Class	334,665	7,961,680
Large Company Value Fund Investor Class	2,644,328	28,214,978
Mid Cap Value Fund Investor Class	1,184,799	21,480,411
NT Disciplined Growth Fund Investor Class	345,845	4,610,117
Real Estate Fund Investor Class	333,666	9,112,419
Small Company Fund Investor Class	283,769	4,551,652
		113,563,634
International Fixed Income Funds — 16.5%
Emerging Markets Debt Fund Investor Class	659,336	6,830,718
Global Bond Fund Investor Class	3,591,612	36,418,941
International Bond Fund Investor Class	2,346,548	31,866,118
		75,115,777
Money Market Funds — 6.0%
U.S. Government Money Market Fund Investor Class	27,409,391	27,409,391
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $406,802,839)		455,655,529
OTHER ASSETS AND LIABILITIES†		4
TOTAL NET ASSETS — 100.0%		$455,655,533

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

6

JANUARY 31, 2018 (UNAUDITED)

One Choice Portfolio: Conservative

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 33.9%
Core Equity Plus Fund Investor Class	1,680,410	$27,743,568
Equity Growth Fund Investor Class	2,740,602	94,852,241
Growth Fund Investor Class	2,120,943	75,272,264
Heritage Fund Investor Class	2,000,248	47,585,905
Large Company Value Fund Investor Class	7,815,567	83,392,101
Mid Cap Value Fund Investor Class	4,202,476	76,190,891
NT Disciplined Growth Fund Investor Class	1,546,805	20,618,909
Small Company Fund Investor Class	1,249,808	20,046,923
		445,702,802
Domestic Fixed Income Funds — 33.7%
Diversified Bond Fund Investor Class	25,024,958	266,766,051
Inflation-Adjusted Bond Fund Investor Class	7,710,896	89,137,956
NT High Income Fund Investor Class	2,532,629	25,326,291
Short Duration Inflation Protection Bond Fund Investor Class	6,210,815	62,853,451
		444,083,749
International Fixed Income Funds — 14.2%
Emerging Markets Debt Fund Investor Class	2,425,372	25,126,852
Global Bond Fund Investor Class	8,784,208	89,071,870
International Bond Fund Investor Class	5,335,339	72,453,904
		186,652,626
International Equity Funds — 12.4%
International Growth Fund Investor Class	5,296,518	75,316,492
NT Global Real Estate Fund Investor Class	2,623,564	26,366,820
NT International Small-Mid Cap Fund Investor Class	1,007,801	14,028,584
NT International Value Fund Investor Class	4,352,818	47,315,133
		163,027,029
Money Market Funds — 5.8%
U.S. Government Money Market Fund Investor Class	75,939,501	75,939,501
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,121,235,439)		1,315,405,707
OTHER ASSETS AND LIABILITIES†		26
TOTAL NET ASSETS — 100.0%		$1,315,405,733

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

7

JANUARY 31, 2018 (UNAUDITED)

One Choice Portfolio: Moderate

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 45.8%
Core Equity Plus Fund Investor Class	5,045,318	$83,298,195
Equity Growth Fund Investor Class	6,502,134	225,038,852
Growth Fund Investor Class	4,525,611	160,613,952
Heritage Fund Investor Class	4,546,990	108,172,897
Large Company Value Fund Investor Class	14,727,712	157,144,684
Mid Cap Value Fund Investor Class	5,847,212	106,009,960
NT Disciplined Growth Fund Investor Class	3,125,673	41,665,216
Small Company Fund Investor Class	2,536,592	40,686,928
		922,630,684
Domestic Fixed Income Funds — 22.2%
Diversified Bond Fund Investor Class	26,595,368	283,506,626
Inflation-Adjusted Bond Fund Investor Class	8,294,629	95,885,911
NT High Income Fund Investor Class	4,822,883	48,228,832
Short Duration Inflation Protection Bond Fund Investor Class	1,880,626	19,031,936
		446,653,305
International Equity Funds — 19.5%
Emerging Markets Fund Investor Class	6,293,518	82,759,763
International Growth Fund Investor Class	9,517,986	135,345,763
NT Global Real Estate Fund Investor Class	3,949,995	39,697,451
NT International Small-Mid Cap Fund Investor Class	2,299,618	32,010,690
NT International Value Fund Investor Class	9,439,348	102,605,708
		392,419,375
International Fixed Income Funds — 8.7%
Emerging Markets Debt Fund Investor Class	3,689,616	38,224,417
Global Bond Fund Investor Class	9,459,776	95,922,126
International Bond Fund Investor Class	2,945,853	40,004,689
		174,151,232
Money Market Funds — 3.8%
U.S. Government Money Market Fund Investor Class	76,900,329	76,900,329
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,584,988,426)		2,012,754,925
OTHER ASSETS AND LIABILITIES†		2,698
TOTAL NET ASSETS — 100.0%		$2,012,757,623

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

8

JANUARY 31, 2018 (UNAUDITED)

One Choice Portfolio: Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 53.2%
Core Equity Plus Fund Investor Class	3,883,752	$64,120,739
Equity Growth Fund Investor Class	4,095,729	141,753,192
Growth Fund Investor Class	4,495,369	159,540,639
Heritage Fund Investor Class	4,588,307	109,155,823
Large Company Value Fund Investor Class	11,411,042	121,755,816
Mid Cap Value Fund Investor Class	4,218,811	76,487,042
NT Disciplined Growth Fund Investor Class	3,194,376	42,581,026
Small Company Fund Investor Class	1,945,711	31,209,199
		746,603,476
International Equity Funds — 26.2%
Emerging Markets Fund Investor Class	7,019,596	92,307,692
International Growth Fund Investor Class	8,484,383	120,647,926
NT Global Real Estate Fund Investor Class	4,178,263	41,991,545
NT International Small-Mid Cap Fund Investor Class	2,057,743	28,643,779
NT International Value Fund Investor Class	7,744,406	84,181,689
		367,772,631
Domestic Fixed Income Funds — 15.3%
Diversified Bond Fund Investor Class	9,166,416	97,713,994
Inflation-Adjusted Bond Fund Investor Class	3,550,474	41,043,474
NT High Income Fund Investor Class	6,240,931	62,409,309
Short Duration Inflation Protection Bond Fund Investor Class	1,338,834	13,549,001
		214,715,778
International Fixed Income Funds — 4.4%
Emerging Markets Debt Fund Investor Class	1,969,647	20,405,547
Global Bond Fund Investor Class	4,040,422	40,969,877
		61,375,424
Money Market Funds — 0.9%
U.S. Government Money Market Fund Investor Class	13,585,130	13,585,130
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,060,811,934)		1,404,052,439
OTHER ASSETS AND LIABILITIES†		27
TOTAL NET ASSETS — 100.0%		$1,404,052,466

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

9

JANUARY 31, 2018 (UNAUDITED)

One Choice Portfolio: Very Aggressive

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 68.5%
Core Equity Plus Fund Investor Class	963,340	$15,904,737
Equity Growth Fund Investor Class	1,185,566	41,032,452
Growth Fund Investor Class	1,260,178	44,723,735
Heritage Fund Investor Class	1,302,021	30,975,086
Large Company Value Fund Investor Class	3,364,159	35,895,573
Mid Cap Value Fund Investor Class	1,430,789	25,940,213
NT Disciplined Growth Fund Investor Class	1,005,440	13,402,520
Small Company Fund Investor Class	1,352,012	21,686,271
		229,560,587
International Equity Funds — 31.5%
Emerging Markets Fund Investor Class	1,907,199	25,079,667
International Growth Fund Investor Class	2,363,051	33,602,590
NT Global Real Estate Fund Investor Class	1,003,981	10,090,013
NT International Small-Mid Cap Fund Investor Class	729,282	10,151,601
NT International Value Fund Investor Class	2,462,147	26,763,540
		105,687,411
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $224,766,695)		335,247,998
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$335,247,998

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

10

Statements of Assets and Liabilities

JANUARY 31, 2018 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities in affiliates, at value (cost of $406,802,839, $1,121,235,439 and $1,584,988,426, respectively)	$455,655,529	$1,315,405,707	$2,012,754,925
Cash	88	59,906	—
Receivable for investments sold	133,931	—	—
Receivable for capital shares sold	396,058	1,085,814	1,495,279
Distributions receivable from affiliates	265,314	610,557	766,354
	456,450,920	1,317,161,984	2,015,016,558

Liabilities
Disbursements in excess of demand deposit cash	—	—	67,864
Payable for investments purchased	265,309	1,382,720	861,095
Payable for capital shares redeemed	529,986	373,354	1,328,941
Distribution and service fees payable	92	177	1,035
	795,387	1,756,251	2,258,935

Net Assets	$455,655,533	$1,315,405,733	$2,012,757,623

Net Assets Consist of:
Capital (par value and paid-in surplus)	$409,930,473	$1,112,513,549	$1,564,321,038
Undistributed net investment income	257,341	458,097	3,561,040
Accumulated undistributed net realized gain (loss)	(3,384,971)	8,263,819	17,109,046
Net unrealized appreciation	48,852,690	194,170,268	427,766,499
	$455,655,533	$1,315,405,733	$2,012,757,623

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$455,433,503	37,369,634	$12.19
R Class, $0.01 Par Value	$222,030	18,207	$12.19
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,314,984,206	93,102,867	$14.12
R Class, $0.01 Par Value	$421,527	29,852	$14.12
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$2,010,253,084	122,181,329	$16.45
R Class, $0.01 Par Value	$2,504,539	152,287	$16.45

See Notes to Financial Statements.

11

JANUARY 31, 2018 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities in affiliates, at value (cost of $1,060,811,934 and $224,766,695, respectively)	$1,404,052,439	$335,247,998
Cash	43,159	410
Receivable for investments sold	279,098	219,456
Receivable for capital shares sold	355,384	141,357
Distributions receivable from affiliates	454,642	—
	1,405,184,722	335,609,221

Liabilities
Payable for investments purchased	454,530	—
Payable for capital shares redeemed	676,861	360,799
Distribution and service fees payable	865	424
	1,132,256	361,223

Net Assets	$1,404,052,466	$335,247,998

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,040,524,648	$224,521,449
Distributions in excess of net investment income	(52,714)	(260,157)
Undistributed net realized gain	20,340,027	505,403
Net unrealized appreciation	343,240,505	110,481,303
	$1,404,052,466	$335,247,998

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$1,401,962,651	79,132,919	$17.72
R Class, $0.01 Par Value	$2,089,815	117,898	$17.73
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$334,157,851	17,225,146	$19.40
R Class, $0.01 Par Value	$1,090,147	56,141	$19.42

See Notes to Financial Statements.

12

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED)
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$5,281,814	$17,090,402	$27,793,284

Expenses:
Distribution and service fees - R Class	419	898	5,222
Directors' fees and expenses	7,315	20,317	30,755
Other expenses	11,043	30,482	45,972
	18,777	51,697	81,949

Net investment income (loss)	5,263,037	17,038,705	27,711,335

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	(125,272)	1,149,645	5,727,779
Capital gain distributions received from underlying funds	6,078,183	27,256,837	55,140,286
	5,952,911	28,406,482	60,868,065

Change in net unrealized appreciation (depreciation) on investments in underlying funds	3,867,881	33,866,720	84,927,228

Net realized and unrealized gain (loss) on affiliates	9,820,792	62,273,202	145,795,293

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,083,829	$79,311,907	$173,506,628

See Notes to Financial Statements.

13

FOR THE SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED)
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$19,428,088	$4,497,379

Expenses:
Distribution and service fees - R Class	4,424	1,968
Directors' fees and expenses	20,437	4,844
Other expenses	30,533	7,219
	55,394	14,031

Net investment income (loss)	19,372,694	4,483,348

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	4,727,890	721,077
Capital gain distributions received from underlying funds	44,692,291	13,544,567
	49,420,181	14,265,644

Change in net unrealized appreciation (depreciation) on investments in underlying funds	75,563,683	23,252,689

Net realized and unrealized gain (loss) on affiliates	124,983,864	37,518,333

Net Increase (Decrease) in Net Assets Resulting from Operations	$144,356,558	$42,001,681

See Notes to Financial Statements.

14

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED) AND YEAR ENDED JULY 31, 2017
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	January 31, 2018	July 31, 2017	January 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$5,263,037	$6,344,246	$17,038,705	$17,003,104
Net realized gain (loss)	5,952,911	5,449,473	28,406,482	15,000,304
Change in net unrealized appreciation (depreciation)	3,867,881	1,787,397	33,866,720	41,942,461
Net increase (decrease) in net assets resulting from operations	15,083,829	13,581,116	79,311,907	73,945,869

Distributions to Shareholders
From net investment income:
Investor Class	(5,099,063)	(6,138,667)	(16,972,993)	(16,980,543)
R Class	(1,746)	(911)	(4,172)	(1,841)
From net realized gains:
Investor Class	(5,777,141)	(3,222,824)	(15,858,770)	(15,668,076)
R Class	(2,658)	(603)	(4,885)	(2,264)
Decrease in net assets from distributions	(10,880,608)	(9,363,005)	(32,840,820)	(32,652,724)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	8,964,363	27,275,428	45,812,787	80,682,270

Net increase (decrease) in net assets	13,167,584	31,493,539	92,283,874	121,975,415

Net Assets
Beginning of period	442,487,949	410,994,410	1,223,121,859	1,101,146,444
End of period	$455,655,533	$442,487,949	$1,315,405,733	$1,223,121,859

Undistributed net investment income	$257,341	$95,113	$458,097	$396,557

See Notes to Financial Statements.

15

SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED) AND YEAR ENDED JULY 31, 2017
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	January 31, 2018	July 31, 2017	January 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$27,711,335	$24,700,297	$19,372,694	$15,715,528
Net realized gain (loss)	60,868,065	22,841,663	49,420,181	18,984,425
Change in net unrealized appreciation (depreciation)	84,927,228	120,138,776	75,563,683	105,681,924
Net increase (decrease) in net assets resulting from operations	173,506,628	167,680,736	144,356,558	140,381,877

Distributions to Shareholders
From net investment income:
Investor Class	(24,541,743)	(24,658,455)	(24,481,377)	(15,568,045)
R Class	(23,153)	(10,593)	(26,444)	(7,045)
From net realized gains:
Investor Class	(22,885,167)	(37,459,836)	(18,302,608)	(30,372,809)
R Class	(27,647)	(21,587)	(27,046)	(21,273)
Decrease in net assets from distributions	(47,477,710)	(62,150,471)	(42,837,475)	(45,969,172)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	43,232,037	74,371,255	77,631,019	39,365,113

Net increase (decrease) in net assets	169,260,955	179,901,520	179,150,102	133,777,818

Net Assets
Beginning of period	1,843,496,668	1,663,595,148	1,224,902,364	1,091,124,546
End of period	$2,012,757,623	$1,843,496,668	$1,404,052,466	$1,224,902,364

Undistributed (distributions in excess of) net investment income	$3,561,040	$414,601	$(52,714)	$5,082,413

See Notes to Financial Statements.

16

SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED) AND YEAR ENDED JULY 31, 2017
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	January 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$4,483,348	$2,712,220
Net realized gain (loss)	14,265,644	5,997,878
Change in net unrealized appreciation (depreciation)	23,252,689	30,560,419
Net increase (decrease) in net assets resulting from operations	42,001,681	39,270,517

Distributions to Shareholders
From net investment income:
Investor Class	(5,323,626)	(2,270,814)
R Class	(10,658)	(1,213)
From net realized gains:
Investor Class	(5,415,159)	(8,861,176)
R Class	(15,292)	(10,642)
Decrease in net assets from distributions	(10,764,735)	(11,143,845)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	14,956,205	6,138,564

Net increase (decrease) in net assets	46,193,151	34,265,236

Net Assets
Beginning of period	289,054,847	254,789,611
End of period	$335,247,998	$289,054,847

Undistributed (distributions in excess of) net investment income	$(260,157)	$590,779

See Notes to Financial Statements.

17

Notes to Financial Statements

JANUARY 31, 2018 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative, One Choice Portfolio: Moderate, One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. Each fund's investment objective is to seek the highest total return consistent with its asset mix. The funds offer the Investor Class and R Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds are valued at their reported net asset value.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

18

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice Portfolio: Very Conservative, One Choice Portfolio: Conservative and One Choice Portfolio: Moderate. Distributions from net investment income, if any, are generally declared and paid annually for One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all funds.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to the funds.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fee is computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fee is used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended January 31, 2018 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended January 31, 2018 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$39,816,309	$119,850,359	$185,808,992	$197,556,721	$32,420,099
Sales	$30,391,318	$62,582,794	$107,211,463	$98,698,153	$10,200,714

19

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2018		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	4,343,831	$52,843,421	10,041,849	$119,364,602
Issued in reinvestment of distributions	890,065	10,739,713	783,958	9,230,233
Redeemed	(4,499,459)	(54,711,089)	(8,533,226)	(101,388,999)
	734,437	8,872,045	2,292,581	27,205,836
R Class
Sold	10,123	123,641	7,519	89,327
Issued in reinvestment of distributions	365	4,404	128	1,502
Redeemed	(2,921)	(35,727)	(1,782)	(21,237)
	7,567	92,318	5,865	69,592
Net increase (decrease)	742,004	$8,964,363	2,298,446	$27,275,428

One Choice Portfolio: Conservative
Investor Class
Sold	8,849,338	$122,559,441	18,486,260	$243,184,937
Issued in reinvestment of distributions	2,336,766	32,202,520	2,477,833	32,027,338
Redeemed	(7,884,410)	(109,067,063)	(14,806,411)	(194,722,297)
	3,301,694	45,694,898	6,157,682	80,489,978
R Class
Sold	11,656	161,308	20,363	268,137
Issued in reinvestment of distributions	657	9,057	318	4,105
Redeemed	(3,778)	(52,476)	(6,051)	(79,950)
	8,535	117,889	14,630	192,292
Net increase (decrease)	3,310,229	$45,812,787	6,172,312	$80,682,270

One Choice Portfolio: Moderate
Investor Class
Sold	7,988,515	$126,893,632	19,091,268	$280,708,020
Issued in reinvestment of distributions	2,946,067	46,675,009	4,260,138	61,148,224
Redeemed	(8,245,732)	(131,024,149)	(18,290,572)	(268,444,282)
	2,688,850	42,544,492	5,060,834	73,411,962
R Class
Sold	49,878	789,679	73,172	1,075,703
Issued in reinvestment of distributions	3,202	50,786	2,245	32,180
Redeemed	(9,607)	(152,920)	(10,177)	(148,590)
	43,473	687,545	65,240	959,293
Net increase (decrease)	2,732,323	$43,232,037	5,126,074	$74,371,255

20

	Six months ended January 31, 2018		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	9,293,375	$159,570,830	11,938,833	$182,797,521
Issued in reinvestment of distributions	2,503,184	42,428,959	3,095,989	45,511,036
Redeemed	(7,312,698)	(124,854,648)	(12,386,767)	(189,916,814)
	4,483,861	77,145,141	2,648,055	38,391,743
R Class
Sold	33,231	562,029	77,176	1,187,015
Issued in reinvestment of distributions	3,133	53,169	1,924	28,318
Redeemed	(7,578)	(129,320)	(15,509)	(241,963)
	28,786	485,878	63,591	973,370
Net increase (decrease)	4,512,647	$77,631,019	2,711,646	$39,365,113

One Choice Portfolio: Very Aggressive
Investor Class
Sold	1,682,377	$31,215,298	2,732,711	$44,500,153
Issued in reinvestment of distributions	574,965	10,556,366	708,511	10,967,742
Redeemed	(1,486,260)	(27,200,561)	(3,072,390)	(49,784,151)
	771,082	14,571,103	368,832	5,683,744
R Class
Sold	23,898	441,782	33,560	546,602
Issued in reinvestment of distributions	1,412	25,950	765	11,856
Redeemed	(4,516)	(82,630)	(6,187)	(103,638)
	20,794	385,102	28,138	454,820
Net increase (decrease)	791,876	$14,956,205	396,970	$6,138,564

6. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

21

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax puposes were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$416,285,060	$1,140,963,578	$1,628,319,012
Gross tax appreciation of investments	$41,755,024	$174,787,526	$384,840,894
Gross tax depreciation of investments	(2,384,555)	(345,397)	(404,981)
Net tax appreciation (depreciation) of investments	$39,370,469	$174,442,129	$384,435,913

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$1,088,964,197	$238,104,437
Gross tax appreciation of investments	$315,249,421	$97,143,561
Gross tax depreciation of investments	(161,179)	—
Net tax appreciation (depreciation) of investments	$315,088,242	$97,143,561

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, One Choice Portfolio: Moderate and One Choice Portfolio: Aggressive owned 40% and 30%, respectively, of the shares of Core Equity Plus Fund.

22

9. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2018 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$92,763	$6,535	$4,365	$(1,272)	$93,661	8,786	$(116)	$1,002
Inflation-Adjusted Bond Fund	43,808	2,309	637	58	45,538	3,939	(64)	388
NT High Income Fund	8,888	385	116	(44)	9,113	911	—	242
Short Duration Fund	30,864	1,606	217	(271)	31,982	3,142	(7)	311
Short Duration Inflation Protection Bond Fund	57,098	3,475	684	(616)	59,273	5,857	(23)	599
Core Equity Plus Fund	4,490	182	585	519	4,606	279	61	156
Equity Growth Fund	19,117	1,763	3,774	1,050	18,156	525	202	1,644
Growth Fund	14,162	1,536	1,970	1,143	14,871	419	90	1,398
Heritage Fund	6,514	1,923	849	374	7,962	335	20	699
Large Company Value Fund	29,106	1,998	4,169	1,280	28,215	2,644	107	1,345
Mid Cap Value Fund	21,090	2,705	2,553	238	21,480	1,185	57	1,854
NT Disciplined Growth Fund	4,536	141	548	481	4,610	346	106	141
Real Estate Fund	8,978	1,059	443	(482)	9,112	334	13	404
Small Company Fund	3,191	1,610	543	294	4,552	284	17	230
Emerging Markets Debt Fund	—	6,888	5	(52)	6,831	659	—	63
Global Bond Fund	35,206	1,988	350	(425)	36,419	3,592	(4)	681
International Bond Fund	36,273	2,469	8,469	1,593	31,866	2,347	(584)	112
U.S. Government Money Market Fund	26,404	1,244	239	—	27,409	27,409	—	91
	$442,488	$39,816	$30,516	$3,868	$455,656	62,993	$(125)	$11,360

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Core Equity Plus Fund	$24,263	$867	$611	$3,225	$27,744	1,680	$42	$867
Equity Growth Fund	91,819	7,983	10,490	5,540	94,852	2,741	820	7,983
Growth Fund	67,076	6,556	4,073	5,713	75,272	2,121	318	6,556
Heritage Fund	39,465	6,568	633	2,186	47,586	2,000	8	3,888
Large Company Value Fund	83,920	4,049	8,437	3,860	83,392	7,816	88	3,751
Mid Cap Value Fund	69,184	8,608	2,604	1,003	76,191	4,202	47	6,249
NT Disciplined Growth Fund	18,694	591	936	2,270	20,619	1,547	231	591
Small Company Fund	14,775	4,189	90	1,173	20,047	1,250	2	949
Diversified Bond Fund	259,392	23,199	12,189	(3,636)	266,766	25,025	(268)	2,820
Inflation-Adjusted Bond Fund	83,088	6,150	92	(8)	89,138	7,711	(7)	753
NT High Income Fund	23,914	1,536	—	(124)	25,326	2,533	—	659
Short Duration Inflation Protection Bond Fund	58,995	4,568	27	(683)	62,853	6,211	—	636
Emerging Markets Debt Fund	—	25,320	—	(193)	25,127	2,425	—	231
Global Bond Fund	83,415	6,715	—	(1,058)	89,072	8,784	—	1,656
International Bond Fund	81,272	852	13,006	3,336	72,454	5,335	(1,146)	246
International Growth Fund	69,855	3,847	4,482	6,096	75,316	5,297	531	3,567
NT Global Real Estate Fund	24,655	944	256	1,024	26,367	2,624	(1)	843
NT International Small-Mid Cap Fund	13,076	548	1,234	1,639	14,029	1,008	375	548
NT International Value Fund	45,068	2,016	2,273	2,504	47,315	4,353	110	1,304
U.S. Government Money Market Fund	71,196	4,744	—	—	75,940	75,940	—	250
	$1,223,122	$119,850	$61,433	$33,867	$1,315,406	170,603	$1,150	$44,347

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Core Equity Plus Fund	$72,625	$2,617	$1,643	$9,699	$83,298	5,045	$103	$2,617
Equity Growth Fund	211,290	19,090	18,530	13,189	225,039	6,502	2,248	19,032
Growth Fund	141,401	14,596	7,540	12,157	160,614	4,526	655	13,994
Heritage Fund	91,198	14,005	1,858	4,828	108,173	4,547	25	8,790
Large Company Value Fund	157,250	7,424	14,861	7,332	157,145	14,728	105	7,110
Mid Cap Value Fund	93,454	12,749	1,503	1,310	106,010	5,847	(30)	8,632
NT Disciplined Growth Fund	37,245	1,195	1,451	4,676	41,665	3,126	342	1,195
Small Company Fund	31,371	7,233	—	2,083	40,687	2,537	—	1,921
Diversified Bond Fund	271,806	21,086	5,273	(4,113)	283,506	26,595	(67)	2,980
Inflation-Adjusted Bond Fund	106,098	3,740	15,727	1,775	95,886	8,295	(1,704)	820
NT High Income Fund	53,980	1,429	6,914	(266)	48,229	4,823	31	1,362
Short Duration Inflation Protection Bond Fund	17,426	1,815	—	(209)	19,032	1,881	—	192
Emerging Markets Fund	62,143	10,691	2,524	12,450	82,760	6,294	82	—
International Growth Fund	129,849	6,421	10,453	9,529	135,346	9,518	2,660	6,403
NT Global Real Estate Fund	37,329	1,603	787	1,552	39,697	3,950	(3)	1,269
NT International Small-Mid Cap Fund	29,582	1,251	2,604	3,782	32,011	2,300	790	1,251
NT International Value Fund	102,798	3,976	9,475	5,307	102,606	9,439	499	2,829
Emerging Markets Debt Fund	—	38,517	—	(293)	38,224	3,690	—	352
Global Bond Fund	88,809	8,291	—	(1,178)	95,922	9,460	—	1,802
International Bond Fund	37,878	942	132	1,317	40,005	2,946	(8)	135
U.S. Government Money Market Fund	69,970	7,138	208	—	76,900	76,900	—	248
	$1,843,502	$185,809	$101,483	$84,927	$2,012,755	212,949	$5,728	$82,934

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Core Equity Plus Fund	$54,383	$4,883	$2,518	$7,373	$64,121	3,884	$75	$1,961
Equity Growth Fund	127,904	18,584	13,211	8,476	141,753	4,096	926	11,560
Growth Fund	135,987	21,995	10,157	11,716	159,541	4,495	897	13,551
Heritage Fund	90,213	18,706	4,758	4,995	109,156	4,588	(65)	8,665
Large Company Value Fund	114,331	11,281	9,544	5,688	121,756	11,411	(3)	5,310
Mid Cap Value Fund	65,373	12,456	2,394	1,052	76,487	4,219	(98)	6,042
NT Disciplined Growth Fund	37,259	3,613	2,947	4,656	42,581	3,194	423	1,183
Small Company Fund	22,947	7,716	1,136	1,682	31,209	1,946	(24)	1,443
Emerging Markets Fund	74,741	7,603	4,158	14,122	92,308	7,020	102	—
International Growth Fund	109,949	12,060	10,170	8,809	120,648	8,484	1,720	5,668
NT Global Real Estate Fund	36,415	5,901	1,931	1,606	41,991	4,178	(23)	1,280
NT International Small-Mid Cap Fund	26,249	2,138	3,094	3,351	28,644	2,058	717	1,128
NT International Value Fund	79,743	6,802	6,789	4,426	84,182	7,744	205	2,294
Diversified Bond Fund	95,784	16,100	12,840	(1,330)	97,714	9,166	(76)	1,012
Inflation-Adjusted Bond Fund	34,945	7,142	1,061	17	41,043	3,550	(46)	337
NT High Income Fund	60,062	8,161	5,523	(291)	62,409	6,241	11	1,594
Short Duration Inflation Protection Bond Fund	11,623	2,317	249	(142)	13,549	1,339	(2)	132
Emerging Markets Debt Fund	—	20,888	333	(150)	20,405	1,970	(2)	180
Global Bond Fund	35,387	6,961	886	(492)	40,970	4,040	(9)	738
U.S. Government Money Market Fund	11,607	2,250	272	—	13,585	13,585	—	42
	$1,224,902	$197,557	$93,971	$75,564	$1,404,052	107,208	$4,728	$64,120

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Core Equity Plus Fund	$13,603	$607	$148	$1,843	$15,905	963	$9	$494
Equity Growth Fund	36,262	3,910	1,705	2,565	41,032	1,186	75	3,369
Growth Fund	38,029	4,501	1,145	3,339	44,724	1,260	127	3,809
Heritage Fund	25,740	4,297	434	1,372	30,975	1,302	4	2,454
Large Company Value Fund	32,211	3,507	1,438	1,616	35,896	3,364	4	1,547
Mid Cap Value Fund	21,388	4,413	187	326	25,940	1,431	(2)	2,030
NT Disciplined Growth Fund	11,822	621	513	1,472	13,402	1,005	115	377
Small Company Fund	17,744	2,815	43	1,170	21,686	1,352	1	985
Emerging Markets Fund	20,439	1,523	741	3,859	25,080	1,907	19	—
International Growth Fund	29,902	2,881	1,797	2,617	33,603	2,363	264	1,563
NT Global Real Estate Fund	8,862	979	131	380	10,090	1,004	(1)	300
NT International Small-Mid Cap Fund	8,802	398	352	1,304	10,152	729	86	398
NT International Value Fund	24,251	1,968	846	1,390	26,763	2,462	20	716
	$289,055	$32,420	$9,480	$23,253	$335,248	20,328	$721	$18,042

(1)	Underlying fund investments represent Investor Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2018(4)	$12.07	0.14	0.28	0.42	(0.14)	(0.16)	(0.30)	$12.19	3.46%	0.01%(5)	2.32%(5)	7%	$455,434
2017	$11.97	0.18	0.18	0.36	(0.17)	(0.09)	(0.26)	$12.07	3.10%	0.00%(6)	1.49%	13%	$442,359
2016	$11.82	0.18	0.38	0.56	(0.17)	(0.24)	(0.41)	$11.97	4.93%	0.00%(6)	1.52%	24%	$410,937
2015	$11.94	0.21	0.03	0.24	(0.20)	(0.16)	(0.36)	$11.82	2.07%	0.00%(6)	1.73%	24%	$381,889
2014	$11.56	0.20	0.48	0.68	(0.20)	(0.10)	(0.30)	$11.94	5.99%	0.00%(6)	1.74%	12%	$355,165
2013	$11.38	0.20	0.26	0.46	(0.20)	(0.08)	(0.28)	$11.56	4.04%	0.00%(6)	1.75%	28%	$351,627
R Class
2018(4)	$12.08	0.12	0.26	0.38	(0.11)	(0.16)	(0.27)	$12.19	3.11%	0.51%(5)	1.82%(5)	7%	$222
2017	$11.97	0.12	0.19	0.31	(0.11)	(0.09)	(0.20)	$12.08	2.67%	0.50%	0.99%	13%	$129
2016	$11.82	0.11	0.39	0.50	(0.11)	(0.24)	(0.35)	$11.97	4.39%	0.50%	1.02%	24%	$57
2015(7)	$11.97	0.02	(0.15)	(0.13)	(0.02)	—	(0.02)	$11.82	(1.13)%	0.50%(5)	0.40%(5)	24%(8)	$25
One Choice Portfolio: Conservative
Investor Class
2018(4)	$13.62	0.19	0.68	0.87	(0.19)	(0.18)	(0.37)	$14.12	6.41%	0.01%(5)	2.69%(5)	5%	$1,314,984
2017	$13.16	0.19	0.65	0.84	(0.20)	(0.18)	(0.38)	$13.62	6.54%	0.00%(6)	1.48%	12%	$1,222,832
2016	$13.66	0.21	0.17	0.38	(0.21)	(0.67)	(0.88)	$13.16	3.13%	0.00%(6)	1.63%	19%	$1,101,058
2015	$13.48	0.24	0.31	0.55	(0.25)	(0.12)	(0.37)	$13.66	4.09%	0.00%(6)	1.77%	22%	$1,026,091
2014	$12.66	0.24	0.82	1.06	(0.24)	—	(0.24)	$13.48	8.43%	0.00%(6)	1.85%	2%	$927,955
2013	$11.79	0.23	0.87	1.10	(0.23)	—	(0.23)	$12.66	9.42%	0.00%(6)	1.86%	3%	$746,126

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2018(4)	$13.61	0.16	0.68	0.84	(0.15)	(0.18)	(0.33)	$14.12	6.22%	0.51%(5)	2.19%(5)	5%	$422
2017	$13.16	0.13	0.63	0.76	(0.13)	(0.18)	(0.31)	$13.61	5.93%	0.50%	0.98%	12%	$290
2016	$13.65	0.13	0.20	0.33	(0.15)	(0.67)	(0.82)	$13.16	2.68%	0.50%	1.13%	19%	$88
2015(7)	$13.81	0.01	(0.16)	(0.15)	(0.01)	—	(0.01)	$13.65	(1.06)%	0.50%(5)	0.28%(5)	22%(8)	$25
One Choice Portfolio: Moderate
Investor Class
2018(4)	$15.41	0.23	1.21	1.44	(0.21)	(0.19)	(0.40)	$16.45	9.43%	0.01%(5)	2.88%(5)	6%	$2,010,253
2017	$14.53	0.21	1.21	1.42	(0.21)	(0.33)	(0.54)	$15.41	10.09%	0.00%(6)	1.44%	15%	$1,841,820
2016	$15.48	0.25	(0.06)	0.19	(0.26)	(0.88)	(1.14)	$14.53	1.62%	0.00%(6)	1.75%	11%	$1,662,962
2015	$14.96	0.29	0.55	0.84	(0.30)	(0.02)	(0.32)	$15.48	5.66%	0.00%(6)	1.91%	20%	$1,631,785
2014	$13.79	0.27	1.17	1.44	(0.27)	—	(0.27)	$14.96	10.51%	0.00%(6)	1.88%	3%	$1,442,589
2013	$12.27	0.24	1.52	1.76	(0.24)	—	(0.24)	$13.79	14.48%	0.00%(6)	1.81%	3%	$1,133,569
R Class
2018(4)	$15.41	0.20	1.19	1.39	(0.16)	(0.19)	(0.35)	$16.45	9.15%	0.51%(5)	2.38%(5)	6%	$2,505
2017	$14.53	0.13	1.22	1.35	(0.14)	(0.33)	(0.47)	$15.41	9.54%	0.50%	0.94%	15%	$1,677
2016	$15.47	0.19	(0.07)	0.12	(0.18)	(0.88)	(1.06)	$14.53	1.17%	0.50%	1.25%	11%	$633
2015(7)	$15.63	0.02	(0.16)	(0.14)	(0.02)	—	(0.02)	$15.47	(0.92)%	0.50%(5)	0.28%(5)	20%(8)	$28

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2018(4)	$16.39	0.26	1.63	1.89	(0.32)	(0.24)	(0.56)	$17.72	11.74%	0.01%(5)	3.01%(5)	8%	$1,401,963
2017	$15.15	0.21	1.67	1.88	(0.22)	(0.42)	(0.64)	$16.39	12.88%	0.00%(6)	1.39%	18%	$1,223,445
2016	$16.90	0.26	(0.23)	0.03	(0.27)	(1.51)	(1.78)	$15.15	0.69%	0.00%(6)	1.76%	12%	$1,090,739
2015	$16.30	0.31	0.89	1.20	(0.37)	(0.23)	(0.60)	$16.90	7.44%	0.00%(6)	1.87%	29%	$1,099,057
2014	$14.75	0.28	1.52	1.80	(0.25)	—	(0.25)	$16.30	12.26%	0.00%(6)	1.77%	5%	$1,028,185
2013	$12.68	0.23	2.05	2.28	(0.21)	—	(0.21)	$14.75	18.15%	0.00%(6)	1.67%	5%	$852,907
R Class
2018(4)	$16.36	0.23	1.62	1.85	(0.24)	(0.24)	(0.48)	$17.73	11.44%	0.51%(5)	2.51%(5)	8%	$2,090
2017	$15.12	0.13	1.67	1.80	(0.14)	(0.42)	(0.56)	$16.36	12.33%	0.50%	0.89%	18%	$1,457
2016	$16.87	0.16	(0.21)	(0.05)	(0.19)	(1.51)	(1.70)	$15.12	0.16%	0.50%	1.26%	12%	$386
2015(7)	$17.01	0.01	(0.15)	(0.14)	—	—	—	$16.87	(0.82)%	0.50%(5)	0.23%(5)	29%(8)	$25
One Choice Portfolio: Very Aggressive
Investor Class
2018(4)	$17.53	0.27	2.26	2.53	(0.33)	(0.33)	(0.66)	$19.40	14.63%	0.01%(5)	2.94%(5)	3%	$334,158
2017	$15.83	0.17	2.25	2.42	(0.15)	(0.57)	(0.72)	$17.53	15.85%	0.00%(6)	1.03%	11%	$288,436
2016	$18.47	0.23	(0.42)	(0.19)	(0.37)	(2.08)	(2.45)	$15.83	(0.44)%	0.00%(6)	1.47%	11%	$254,676
2015	$17.28	0.31	1.21	1.52	(0.33)	—	(0.33)	$18.47	8.87%	0.00%(6)	1.72%	42%	$268,772
2014	$15.30	0.24	1.89	2.13	(0.15)	—	(0.15)	$17.28	13.94%	0.00%(6)	1.45%	8%	$267,537
2013	$12.62	0.18	2.63	2.81	(0.13)	—	(0.13)	$15.30	22.42%	0.00%(6)	1.29%	16%	$234,629

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2018(4)	$17.50	0.24	2.24	2.48	(0.23)	(0.33)	(0.56)	$19.42	14.37%	0.51%(5)	2.44%(5)	3%	$1,090
2017	$15.81	0.08	2.24	2.32	(0.06)	(0.57)	(0.63)	$17.50	15.21%	0.50%	0.53%	11%	$619
2016	$18.44	0.13	(0.40)	(0.27)	(0.28)	(2.08)	(2.36)	$15.81	(0.92)%	0.50%	0.97%	11%	$114
2015(7)	$18.59	(0.01)	(0.14)	(0.15)	—	—	—	$18.44	(0.81)%	0.50%(5)	(0.18)%(5)	42%(8)	$30

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2018 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	March 20, 2015 (commencement of sale) through July 31, 2015.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended July 31, 2015.

See Notes to Financial Statements.

Proxy Voting Results

A special meeting of shareholders was held on October 18, 2017, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To elect four directors to the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

	Affirmative	Withhold
Thomas W. Bunn	$13,314,351,423	$222,892,045
Barry Fink	$13,302,273,438	$234,970,030
Jan M. Lewis	$13,306,466,696	$230,776,772
Stephen E. Yates	$13,276,976,060	$260,267,408
The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Andrea C. Hall, James A. Olson, M. Jeannine Strandjord, and John R. Whitten.

32

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

33

Notes

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91634 1803

Semiannual Report

January 31, 2018

One Choice® In Retirement Portfolio

One Choice® 2020 Portfolio

One Choice® 2025 Portfolio

One Choice® 2030 Portfolio

One Choice® 2035 Portfolio

One Choice® 2040 Portfolio

One Choice® 2045 Portfolio

One Choice® 2050 Portfolio

One Choice® 2055 Portfolio

One Choice® 2060 Portfolio

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended January 31, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Stock Market Rally Rolled On

The global stock market rally extended its run amid a backdrop of unusually subdued market volatility. Investors generally responded enthusiastically to robust corporate earnings results, improving and synchronizing global economic growth, and a significant U.S. tax-reform package. This optimism drove major U.S. stock market indices to a series of record-high levels. Gains were broad-based, but U.S. growth stocks delivered particularly stellar returns. Outside the U.S., it was a similar story. Solid corporate profits, improving economic growth rates, and continued central bank support fueled gains in the developed markets. Returns for emerging markets equities were even stronger, as rallying commodities markets and a weaker U.S. dollar further bolstered performance.

The backdrop for bonds proved more challenging, as yields headed upward on Federal Reserve (Fed) action and rising inflation expectations. In addition to launching a plan to gradually reduce its $4.5 trillion balance sheet, the Fed raised interest rates once during the reporting period. The December rate hike pushed the federal funds rate target to a range of 1.25%-1.50%. The Fed also indicated it would lift rates three times in 2018. Meanwhile, current inflation remained below the Fed’s target, but longer-term inflation expectations rose as the period progressed. Treasury yields increased, and interest rate-sensitive assets, including longer-maturity U.S. Treasuries, utilities stocks, and U.S. real estate investment trusts (REITs), generally produced more muted returns for the six-month period.

With global growth strengthening, inflationary pressures mounting, and Treasury yields rising, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Portfolio Characteristics

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2018
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Equity
NT Core Equity Plus Fund	2.8%	2.8%	2.9%	2.9%	3.2%
NT Disciplined Growth Fund	1.4%	1.6%	1.9%	2.3%	2.8%
NT Equity Growth Fund	9.3%	9.0%	9.0%	9.0%	9.2%
NT Growth Fund	4.2%	4.6%	5.2%	6.4%	7.9%
NT Heritage Fund	2.1%	2.6%	3.5%	4.1%	4.5%
NT Large Company Value Fund	8.8%	8.9%	9.2%	9.7%	10.3%
NT Mid Cap Value Fund	4.2%	4.5%	5.2%	5.8%	5.9%
NT Small Company Fund	1.9%	1.8%	1.6%	1.9%	2.6%
NT Emerging Markets Fund	—	0.5%	1.7%	2.4%	3.0%
NT Global Real Estate Fund	1.0%	1.0%	1.3%	1.6%	1.8%
NT International Growth Fund	4.2%	4.3%	4.6%	5.2%	6.1%
NT International Small-Mid Cap Fund	—	0.1%	0.4%	0.7%	1.1%
NT International Value Fund	2.1%	2.3%	3.0%	3.6%	4.3%
Total Equity	42.0%	44.0%	49.5%	55.6%	62.7%
Fixed Income
Inflation-Adjusted Bond Fund	3.2%	3.7%	4.5%	4.5%	3.6%
NT Diversified Bond Fund	21.6%	21.1%	19.8%	18.2%	15.7%
NT High Income Fund	3.6%	3.8%	4.1%	4.1%	3.8%
Short Duration Inflation Protection Bond Fund	7.6%	6.4%	3.8%	1.8%	0.4%
Emerging Markets Debt Fund	1.2%	1.4%	1.9%	2.2%	2.2%
Global Bond Fund	8.4%	8.2%	7.7%	7.0%	6.2%
International Bond Fund	2.4%	2.4%	2.2%	1.6%	0.5%
Total Fixed Income	48.0%	47.0%	44.0%	39.4%	32.4%
Money Market
U.S. Government Money Market Fund	10.0%	9.0%	6.5%	5.0%	4.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	—(2)	—(2)	—(2)	—(2)	—(2)
Total Money Market	10.0%	9.0%	6.5%	5.0%	4.9%
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments are funds within the American Century Investments family of funds and represent G Class (unless otherwise noted).

(2)	Category is less than 0.05% of total net assets.

Underlying Fund Allocations(1) as a % of net assets as of January 31, 2018
	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Equity
NT Core Equity Plus Fund	3.2%	3.8%	4.6%	4.5%	4.5%
NT Disciplined Growth Fund	3.0%	3.2%	3.3%	3.5%	3.5%
NT Equity Growth Fund	9.7%	10.2%	10.3%	10.5%	10.7%
NT Growth Fund	9.4%	10.3%	10.8%	10.9%	11.1%
NT Heritage Fund	5.3%	6.2%	6.6%	6.5%	6.7%
NT Large Company Value Fund	11.3%	12.4%	13.3%	13.9%	14.2%
NT Mid Cap Value Fund	6.1%	6.7%	7.0%	6.7%	6.7%
NT Small Company Fund	3.1%	2.9%	3.2%	3.7%	4.0%
NT Emerging Markets Fund	3.5%	4.5%	5.3%	6.2%	6.5%
NT Global Real Estate Fund	2.1%	2.4%	2.6%	2.9%	3.0%
NT International Growth Fund	6.5%	6.8%	6.9%	6.4%	6.0%
NT International Small-Mid Cap Fund	1.4%	1.7%	2.0%	2.3%	2.5%
NT International Value Fund	4.7%	5.0%	5.2%	5.4%	5.5%
Total Equity	69.3%	76.1%	81.1%	83.4%	84.9%
Fixed Income
Inflation-Adjusted Bond Fund	2.6%	2.2%	1.9%	1.6%	1.5%
NT Diversified Bond Fund	13.5%	11.3%	9.5%	8.3%	7.5%
NT High Income Fund	3.3%	2.8%	2.3%	2.1%	1.9%
Emerging Markets Debt Fund	2.0%	1.7%	1.4%	1.3%	1.2%
Global Bond Fund	5.3%	4.4%	3.8%	3.3%	3.0%
Total Fixed Income	26.7%	22.4%	18.9%	16.6%	15.1%
Money Market
U.S. Government Money Market Fund	4.0%	1.5%	—	—	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	—(2)	—(2)	—(2)	—(2)	—
Total Money Market	4.0%	1.5%	—(2)	—(2)	—
Other Assets and Liabilities	—(2)	—(2)	—(2)	—(2)	—(2)

(1)	Underlying fund investments are funds within the American Century Investments family of funds and represent G Class (unless otherwise noted).

(2)	Category is less than 0.05% of total net assets.

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2017 to January 31, 2018 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Expenses Paid During Period(1) 8/1/17 - 1/31/18	Annualized Expense Ratio(1)
One Choice In Retirement Portfolio
Actual
Investor Class	$1,000	$1,058.80	$3.89	0.75%
I Class	$1,000	$1,060.60	$2.86	0.55%
A Class	$1,000	$1,058.20	$5.19	1.00%
C Class	$1,000	$1,053.60	$9.06	1.75%
R Class	$1,000	$1,056.90	$6.48	1.25%
R6 Class	$1,000	$1,040.30(2)	$1.10(3)	0.39%
Hypothetical
Investor Class	$1,000	$1,021.43	$3.82	0.75%
I Class	$1,000	$1,022.43	$2.80	0.55%
A Class	$1,000	$1,020.16	$5.09	1.00%
C Class	$1,000	$1,016.38	$8.89	1.75%
R Class	$1,000	$1,018.90	$6.36	1.25%
R6 Class	$1,000	$1,023.24(4)	$1.99(4)	0.39%
One Choice 2020 Portfolio
Actual
Investor Class	$1,000	$1,063.60	$3.90	0.75%
I Class	$1,000	$1,064.00	$2.86	0.55%
A Class	$1,000	$1,061.80	$5.20	1.00%
C Class	$1,000	$1,057.90	$9.08	1.75%
R Class	$1,000	$1,060.90	$6.49	1.25%
R6 Class	$1,000	$1,043.00(2)	$1.10(3)	0.39%
Hypothetical
Investor Class	$1,000	$1,021.43	$3.82	0.75%
I Class	$1,000	$1,022.43	$2.80	0.55%
A Class	$1,000	$1,020.16	$5.09	1.00%
C Class	$1,000	$1,016.38	$8.89	1.75%
R Class	$1,000	$1,018.90	$6.36	1.25%
R6 Class	$1,000	$1,023.24(4)	$1.99(4)	0.39%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

(2)	Ending account value based on actual return from October 23, 2017 (commencement of sale) through January 31, 2018.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 101, the number of days in the period from October 23, 2017 (commencement of sale) through January 31, 2018, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Expenses Paid During Period(1) 8/1/17 - 1/31/18	Annualized Expense Ratio(1)
One Choice 2025 Portfolio
Actual
Investor Class	$1,000	$1,071.30	$4.02	0.77%
I Class	$1,000	$1,072.80	$2.98	0.57%
A Class	$1,000	$1,070.10	$5.32	1.02%
C Class	$1,000	$1,065.50	$9.21	1.77%
R Class	$1,000	$1,068.20	$6.62	1.27%
R6 Class	$1,000	$1,048.90(2)	$1.16(3)	0.41%
Hypothetical
Investor Class	$1,000	$1,021.32	$3.92	0.77%
I Class	$1,000	$1,022.33	$2.91	0.57%
A Class	$1,000	$1,020.06	$5.19	1.02%
C Class	$1,000	$1,016.28	$9.00	1.77%
R Class	$1,000	$1,018.80	$6.46	1.27%
R6 Class	$1,000	$1,023.14(4)	$2.09(4)	0.41%
One Choice 2030 Portfolio
Actual
Investor Class	$1,000	$1,080.20	$4.14	0.79%
I Class	$1,000	$1,080.80	$3.09	0.59%
A Class	$1,000	$1,078.50	$5.45	1.04%
C Class	$1,000	$1,074.20	$9.36	1.79%
R Class	$1,000	$1,076.60	$6.75	1.29%
R6 Class	$1,000	$1,054.50(2)	$1.22(3)	0.43%
Hypothetical
Investor Class	$1,000	$1,021.22	$4.02	0.79%
I Class	$1,000	$1,022.23	$3.01	0.59%
A Class	$1,000	$1,019.96	$5.30	1.04%
C Class	$1,000	$1,016.18	$9.10	1.79%
R Class	$1,000	$1,018.70	$6.56	1.29%
R6 Class	$1,000	$1,023.04(4)	$2.19(4)	0.43%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

(2)	Ending account value based on actual return from October 23, 2017 (commencement of sale) through January 31, 2018.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 101, the number of days in the period from October 23, 2017 (commencement of sale) through January 31, 2018, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Expenses Paid During Period(1) 8/1/17 - 1/31/18	Annualized Expense Ratio(1)
One Choice 2035 Portfolio
Actual
Investor Class	$1,000	$1,089.60	$4.32	0.82%
I Class	$1,000	$1,090.40	$3.27	0.62%
A Class	$1,000	$1,088.30	$5.63	1.07%
C Class	$1,000	$1,084.20	$9.56	1.82%
R Class	$1,000	$1,086.90	$6.94	1.32%
R6 Class	$1,000	$1,060.20(2)	$1.31(3)	0.46%
Hypothetical
Investor Class	$1,000	$1,021.07	$4.18	0.82%
I Class	$1,000	$1,022.08	$3.16	0.62%
A Class	$1,000	$1,019.81	$5.45	1.07%
C Class	$1,000	$1,016.03	$9.25	1.82%
R Class	$1,000	$1,018.55	$6.72	1.32%
R6 Class	$1,000	$1,022.89(4)	$2.35(4)	0.46%
One Choice 2040 Portfolio
Actual
Investor Class	$1,000	$1,099.10	$4.44	0.84%
I Class	$1,000	$1,100.50	$3.39	0.64%
A Class	$1,000	$1,098.00	$5.76	1.09%
C Class	$1,000	$1,093.70	$9.71	1.84%
R Class	$1,000	$1,096.90	$7.08	1.34%
R6 Class	$1,000	$1,067.80(2)	$1.37(3)	0.48%
Hypothetical
Investor Class	$1,000	$1,020.97	$4.28	0.84%
I Class	$1,000	$1,021.98	$3.26	0.64%
A Class	$1,000	$1,019.71	$5.55	1.09%
C Class	$1,000	$1,015.93	$9.35	1.84%
R Class	$1,000	$1,018.45	$6.82	1.34%
R6 Class	$1,000	$1,022.79(4)	$2.45(4)	0.48%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

(2)	Ending account value based on actual return from October 23, 2017 (commencement of sale) through January 31, 2018.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 101, the number of days in the period from October 23, 2017 (commencement of sale) through January 31, 2018, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Expenses Paid During Period(1) 8/1/17 - 1/31/18	Annualized Expense Ratio(1)
One Choice 2045 Portfolio
Actual
Investor Class	$1,000	$1,109.60	$4.63	0.87%
I Class	$1,000	$1,110.40	$3.56	0.67%
A Class	$1,000	$1,108.20	$5.95	1.12%
C Class	$1,000	$1,104.40	$9.92	1.87%
R Class	$1,000	$1,106.70	$7.27	1.37%
R6 Class	$1,000	$1,074.50(2)	$1.46(3)	0.51%
Hypothetical
Investor Class	$1,000	$1,020.82	$4.43	0.87%
I Class	$1,000	$1,021.83	$3.41	0.67%
A Class	$1,000	$1,019.56	$5.70	1.12%
C Class	$1,000	$1,015.78	$9.50	1.87%
R Class	$1,000	$1,018.30	$6.97	1.37%
R6 Class	$1,000	$1,022.63(4)	$2.60(4)	0.51%
One Choice 2050 Portfolio
Actual
Investor Class	$1,000	$1,117.10	$4.75	0.89%
I Class	$1,000	$1,118.40	$3.68	0.69%
A Class	$1,000	$1,115.20	$6.08	1.14%
C Class	$1,000	$1,111.30	$10.06	1.89%
R Class	$1,000	$1,114.80	$7.41	1.39%
R6 Class	$1,000	$1,079.10(2)	$1.52(3)	0.53%
Hypothetical
Investor Class	$1,000	$1,020.72	$4.53	0.89%
I Class	$1,000	$1,021.73	$3.52	0.69%
A Class	$1,000	$1,019.46	$5.80	1.14%
C Class	$1,000	$1,015.68	$9.60	1.89%
R Class	$1,000	$1,018.20	$7.07	1.39%
R6 Class	$1,000	$1,022.53(4)	$2.70(4)	0.53%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

(2)	Ending account value based on actual return from October 23, 2017 (commencement of sale) through January 31, 2018.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 101, the number of days in the period from October 23, 2017 (commencement of sale) through January 31, 2018, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Expenses Paid During Period(1) 8/1/17 - 1/31/18	Annualized Expense Ratio(1)
One Choice 2055 Portfolio
Actual
Investor Class	$1,000	$1,121.10	$4.76	0.89%
I Class	$1,000	$1,121.80	$3.69	0.69%
A Class	$1,000	$1,119.20	$6.09	1.14%
C Class	$1,000	$1,115.00	$10.08	1.89%
R Class	$1,000	$1,117.90	$7.42	1.39%
R6 Class	$1,000	$1,082.20(2)	$1.53(3)	0.53%
Hypothetical
Investor Class	$1,000	$1,020.72	$4.53	0.89%
I Class	$1,000	$1,021.73	$3.52	0.69%
A Class	$1,000	$1,019.46	$5.80	1.14%
C Class	$1,000	$1,015.68	$9.60	1.89%
R Class	$1,000	$1,018.20	$7.07	1.39%
R6 Class	$1,000	$1,022.53(4)	$2.70(4)	0.53%
One Choice 2060 Portfolio
Actual
Investor Class	$1,000	$1,123.50	$4.76	0.89%
I Class	$1,000	$1,123.90	$3.69	0.69%
A Class	$1,000	$1,121.70	$6.10	1.14%
C Class	$1,000	$1,118.10	$10.09	1.89%
R Class	$1,000	$1,120.50	$7.43	1.39%
R6 Class	$1,000	$1,083.80(2)	$1.53(3)	0.53%
Hypothetical
Investor Class	$1,000	$1,020.72	$4.53	0.89%
I Class	$1,000	$1,021.73	$3.52	0.69%
A Class	$1,000	$1,019.46	$5.80	1.14%
C Class	$1,000	$1,015.68	$9.60	1.89%
R Class	$1,000	$1,018.20	$7.07	1.39%
R6 Class	$1,000	$1,022.53(4)	$2.70(4)	0.53%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any underlying fund fees and expenses.

(2)	Ending account value based on actual return from October 23, 2017 (commencement of sale) through January 31, 2018.

(3)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 101, the number of days in the period from October 23, 2017 (commencement of sale) through January 31, 2018, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4)
Ending account value and expenses paid during the period assumes the class had been available throughout the entire period and are calculated using the class's annualized expense ratio listed in the table above.

Schedules of Investments

JANUARY 31, 2018 (UNAUDITED)

One Choice In Retirement Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 36.0%
Inflation-Adjusted Bond Fund G Class	5,451,910	$62,969,558
NT Diversified Bond Fund G Class	39,321,375	418,379,427
NT High Income Fund G Class	7,001,960	70,019,598
Short Duration Inflation Protection Bond Fund G Class	14,369,062	146,564,434
		697,933,017
Domestic Equity Funds — 34.7%
NT Core Equity Plus Fund G Class	3,047,929	54,496,977
NT Disciplined Growth Fund G Class	2,051,544	27,367,594
NT Equity Growth Fund G Class	12,374,676	180,175,279
NT Growth Fund G Class	4,377,892	81,954,137
NT Heritage Fund G Class	2,761,543	40,870,834
NT Large Company Value Fund G Class	14,138,630	170,653,261
NT Mid Cap Value Fund G Class	5,775,687	81,148,400
NT Small Company Fund G Class	3,605,498	36,199,201
		672,865,683
International Fixed Income Funds — 12.0%
Emerging Markets Debt Fund G Class	2,249,988	23,309,878
Global Bond Fund G Class	16,007,875	162,960,166
International Bond Fund G Class	3,418,007	46,758,341
		233,028,385
Money Market Funds — 10.0%
U.S. Government Money Market Fund G Class	194,004,217	194,004,217
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,001	1,001
		194,005,218
International Equity Funds — 7.3%
NT Global Real Estate Fund G Class	1,825,095	18,342,203
NT International Growth Fund G Class	6,180,259	81,517,621
NT International Value Fund G Class	3,736,149	40,686,661
		140,546,485
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,647,210,542)		1,938,378,788
OTHER ASSETS AND LIABILITIES†		(72,197)
TOTAL NET ASSETS — 100.0%		$1,938,306,591

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

See Notes to Financial Statements.

JANUARY 31, 2018 (UNAUDITED)

One Choice 2020 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 35.8%
NT Core Equity Plus Fund G Class	3,580,365	$64,016,931
NT Disciplined Growth Fund G Class	2,648,726	35,334,008
NT Equity Growth Fund G Class	14,195,998	206,693,724
NT Growth Fund G Class	5,530,365	103,528,440
NT Heritage Fund G Class	3,923,709	58,070,896
NT Large Company Value Fund G Class	16,617,236	200,570,041
NT Mid Cap Value Fund G Class	7,162,647	100,635,191
NT Small Company Fund G Class	3,985,217	40,011,582
		808,860,813
Domestic Fixed Income Funds — 35.0%
Inflation-Adjusted Bond Fund G Class	7,306,739	84,392,837
NT Diversified Bond Fund G Class	44,820,785	476,893,150
NT High Income Fund G Class	8,507,636	85,076,365
Short Duration Inflation Protection Bond Fund G Class	14,085,770	143,674,858
		790,037,210
International Fixed Income Funds — 12.0%
Emerging Markets Debt Fund G Class	3,074,393	31,850,707
Global Bond Fund G Class	18,210,879	185,386,748
International Bond Fund G Class	3,903,902	53,405,383
		270,642,838
Money Market Funds — 9.0%
U.S. Government Money Market Fund G Class	203,560,286	203,560,286
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,001	1,001
		203,561,287
International Equity Funds — 8.2%
NT Emerging Markets Fund G Class	755,969	10,878,397
NT Global Real Estate Fund G Class	2,357,704	23,694,929
NT International Growth Fund G Class	7,257,436	95,725,578
NT International Small-Mid Cap Fund G Class	200,143	2,812,008
NT International Value Fund G Class	4,874,382	53,082,018
		186,192,930
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,960,064,268)		2,259,295,078
OTHER ASSETS AND LIABILITIES†		(260)
TOTAL NET ASSETS — 100.0%		$2,259,294,818

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

See Notes to Financial Statements.

JANUARY 31, 2018 (UNAUDITED)

One Choice 2025 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 38.5%
NT Core Equity Plus Fund G Class	5,298,099	$94,730,009
NT Disciplined Growth Fund G Class	4,824,194	64,354,751
NT Equity Growth Fund G Class	20,496,904	298,434,929
NT Growth Fund G Class	9,214,094	172,487,843
NT Heritage Fund G Class	7,778,371	115,119,884
NT Large Company Value Fund G Class	25,257,967	304,863,662
NT Mid Cap Value Fund G Class	12,267,427	172,357,347
NT Small Company Fund G Class	5,153,623	51,742,378
		1,274,090,803
Domestic Fixed Income Funds — 32.2%
Inflation-Adjusted Bond Fund G Class	13,020,315	150,384,639
NT Diversified Bond Fund G Class	61,484,914	654,199,485
NT High Income Fund G Class	13,444,051	134,440,505
Short Duration Inflation Protection Bond Fund G Class	12,304,635	125,507,277
		1,064,531,906
International Fixed Income Funds — 11.8%
Emerging Markets Debt Fund G Class	5,952,209	61,664,885
Global Bond Fund G Class	24,927,786	253,764,866
International Bond Fund G Class	5,353,937	73,241,863
		388,671,614
International Equity Funds — 11.0%
NT Emerging Markets Fund G Class	3,860,677	55,555,141
NT Global Real Estate Fund G Class	4,284,767	43,061,904
NT International Growth Fund G Class	11,626,377	153,351,908
NT International Small-Mid Cap Fund G Class	1,016,178	14,277,297
NT International Value Fund G Class	9,011,695	98,137,361
		364,383,611
Money Market Funds — 6.5%
U.S. Government Money Market Fund G Class	214,792,929	214,792,929
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,071	8,071
		214,801,000
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,755,344,987)		3,306,478,934
OTHER ASSETS AND LIABILITIES†		383,939
TOTAL NET ASSETS — 100.0%		$3,306,862,873

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

See Notes to Financial Statements.

JANUARY 31, 2018 (UNAUDITED)

One Choice 2030 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 42.1%
NT Core Equity Plus Fund G Class	4,447,763	$79,525,998
NT Disciplined Growth Fund G Class	4,780,866	63,776,759
NT Equity Growth Fund G Class	16,777,968	244,287,215
NT Growth Fund G Class	9,354,110	175,108,942
NT Heritage Fund G Class	7,595,009	112,406,134
NT Large Company Value Fund G Class	21,814,828	263,304,980
NT Mid Cap Value Fund G Class	11,257,242	158,164,256
NT Small Company Fund G Class	5,225,812	52,467,157
		1,149,041,441
Domestic Fixed Income Funds — 28.6%
Inflation-Adjusted Bond Fund G Class	10,648,512	122,990,318
NT Diversified Bond Fund G Class	46,602,972	495,855,619
NT High Income Fund G Class	11,235,896	112,358,962
Short Duration Inflation Protection Bond Fund G Class	4,684,221	47,779,053
		778,983,952
International Equity Funds — 13.5%
NT Emerging Markets Fund G Class	4,634,013	66,683,451
NT Global Real Estate Fund G Class	4,255,805	42,770,837
NT International Growth Fund G Class	10,517,829	138,730,163
NT International Small-Mid Cap Fund G Class	1,444,323	20,292,734
NT International Value Fund G Class	9,072,579	98,800,386
		367,277,571
International Fixed Income Funds — 10.8%
Emerging Markets Debt Fund G Class	5,662,070	58,659,046
Global Bond Fund G Class	18,898,222	192,383,897
International Bond Fund G Class	3,182,181	43,532,236
		294,575,179
Money Market Funds — 5.0%
U.S. Government Money Market Fund G Class	135,417,657	135,417,657
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,001	1,001
		135,418,658
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,334,350,951)		2,725,296,801
OTHER ASSETS AND LIABILITIES†		123
TOTAL NET ASSETS — 100.0%		$2,725,296,924

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

See Notes to Financial Statements.

JANUARY 31, 2018 (UNAUDITED)

One Choice 2035 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 46.4%
NT Core Equity Plus Fund G Class	5,200,519	$92,985,276
NT Disciplined Growth Fund G Class	5,940,084	79,240,717
NT Equity Growth Fund G Class	17,980,584	261,797,310
NT Growth Fund G Class	12,092,556	226,372,641
NT Heritage Fund G Class	8,660,658	128,177,740
NT Large Company Value Fund G Class	24,358,282	294,004,464
NT Mid Cap Value Fund G Class	11,971,826	168,204,151
NT Small Company Fund G Class	7,365,038	73,944,980
		1,324,727,279
Domestic Fixed Income Funds — 23.5%
Inflation-Adjusted Bond Fund G Class	8,773,996	101,339,656
NT Diversified Bond Fund G Class	42,261,925	449,666,884
NT High Income Fund G Class	10,857,492	108,574,920
Short Duration Inflation Protection Bond Fund G Class	1,158,985	11,821,649
		671,403,109
International Equity Funds — 16.3%
NT Emerging Markets Fund G Class	5,948,276	85,595,689
NT Global Real Estate Fund G Class	5,219,095	52,451,907
NT International Growth Fund G Class	13,193,424	174,021,263
NT International Small-Mid Cap Fund G Class	2,176,740	30,583,200
NT International Value Fund G Class	11,261,782	122,640,809
		465,292,868
International Fixed Income Funds — 8.9%
Emerging Markets Debt Fund G Class	6,022,181	62,389,795
Global Bond Fund G Class	17,407,280	177,206,108
International Bond Fund G Class	1,036,949	14,185,465
		253,781,368
Money Market Funds — 4.9%
U.S. Government Money Market Fund G Class	141,445,243	141,445,243
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,001	1,001
		141,446,244
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,337,018,493)		2,856,650,868
OTHER ASSETS AND LIABILITIES†		2,499
TOTAL NET ASSETS — 100.0%		$2,856,653,367

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

See Notes to Financial Statements.

JANUARY 31, 2018 (UNAUDITED)

One Choice 2040 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 51.1%
NT Core Equity Plus Fund G Class	3,730,666	$66,704,313
NT Disciplined Growth Fund G Class	4,677,743	62,401,086
NT Equity Growth Fund G Class	13,674,906	199,106,630
NT Growth Fund G Class	10,343,825	193,636,407
NT Heritage Fund G Class	7,396,877	109,473,774
NT Large Company Value Fund G Class	19,159,971	231,260,847
NT Mid Cap Value Fund G Class	9,009,498	126,583,448
NT Small Company Fund G Class	6,259,402	62,844,392
		1,052,010,897
Domestic Fixed Income Funds — 19.4%
Inflation-Adjusted Bond Fund G Class	4,709,730	54,397,383
NT Diversified Bond Fund G Class	26,019,773	276,850,386
NT High Income Fund G Class	6,816,096	68,160,960
		399,408,729
International Equity Funds — 18.2%
NT Emerging Markets Fund G Class	4,983,386	71,710,926
NT Global Real Estate Fund G Class	4,253,201	42,744,666
NT International Growth Fund G Class	10,239,147	135,054,343
NT International Small-Mid Cap Fund G Class	2,039,954	28,661,354
NT International Value Fund G Class	8,914,415	97,077,984
		375,249,273
International Fixed Income Funds — 7.3%
Emerging Markets Debt Fund G Class	3,943,647	40,856,183
Global Bond Fund G Class	10,754,980	109,485,698
		150,341,881
Money Market Funds — 4.0%
U.S. Government Money Market Fund G Class	81,441,166	81,441,166
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,001	1,001
		81,442,167
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,722,003,935)		2,058,452,947
OTHER ASSETS AND LIABILITIES†		10,500
TOTAL NET ASSETS — 100.0%		$2,058,463,447

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

See Notes to Financial Statements.

JANUARY 31, 2018 (UNAUDITED)

One Choice 2045 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 55.7%
NT Core Equity Plus Fund G Class	4,340,523	$77,608,549
NT Disciplined Growth Fund G Class	4,931,704	65,788,929
NT Equity Growth Fund G Class	14,430,867	210,113,422
NT Growth Fund G Class	11,259,239	210,772,945
NT Heritage Fund G Class	8,530,757	126,255,209
NT Large Company Value Fund G Class	21,171,262	255,537,132
NT Mid Cap Value Fund G Class	9,838,419	138,229,782
NT Small Company Fund G Class	6,005,759	60,297,823
		1,144,603,791
International Equity Funds — 20.4%
NT Emerging Markets Fund G Class	6,433,387	92,576,434
NT Global Real Estate Fund G Class	4,812,652	48,367,151
NT International Growth Fund G Class	10,632,782	140,246,396
NT International Small-Mid Cap Fund G Class	2,519,791	35,403,061
NT International Value Fund G Class	9,347,681	101,796,250
		418,389,292
Domestic Fixed Income Funds — 16.3%
Inflation-Adjusted Bond Fund G Class	3,960,559	45,744,455
NT Diversified Bond Fund G Class	21,739,362	231,306,812
NT High Income Fund G Class	5,737,510	57,375,097
		334,426,364
International Fixed Income Funds — 6.1%
Emerging Markets Debt Fund G Class	3,322,133	34,417,301
Global Bond Fund G Class	8,972,173	91,336,722
		125,754,023
Money Market Funds — 1.5%
U.S. Government Money Market Fund G Class	30,419,755	30,419,755
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,001	1,001
		30,420,756
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,637,889,341)		2,053,594,226
OTHER ASSETS AND LIABILITIES†		181
TOTAL NET ASSETS — 100.0%		$2,053,594,407

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

See Notes to Financial Statements.

JANUARY 31, 2018 (UNAUDITED)

One Choice 2050 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.1%
NT Core Equity Plus Fund G Class	3,277,324	$58,598,548
NT Disciplined Growth Fund G Class	3,219,051	42,942,146
NT Equity Growth Fund G Class	9,120,124	132,789,003
NT Growth Fund G Class	7,462,394	139,696,013
NT Heritage Fund G Class	5,738,065	84,923,361
NT Large Company Value Fund G Class	14,220,678	171,643,586
NT Mid Cap Value Fund G Class	6,379,409	89,630,703
NT Small Company Fund G Class	4,099,090	41,154,861
		761,378,221
International Equity Funds — 22.0%
NT Emerging Markets Fund G Class	4,734,913	68,135,404
NT Global Real Estate Fund G Class	3,332,444	33,491,063
NT International Growth Fund G Class	6,724,551	88,696,831
NT International Small-Mid Cap Fund G Class	1,871,318	26,292,014
NT International Value Fund G Class	6,097,713	66,404,091
		283,019,403
Domestic Fixed Income Funds — 13.7%
Inflation-Adjusted Bond Fund G Class	2,086,566	24,099,835
NT Diversified Bond Fund G Class	11,525,490	122,631,211
NT High Income Fund G Class	3,042,393	30,423,931
		177,154,977
International Fixed Income Funds — 5.2%
Emerging Markets Debt Fund G Class	1,748,568	18,115,164
Global Bond Fund G Class	4,775,364	48,613,202
		66,728,366
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,001	1,001
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,066,234,478)		1,288,281,968
OTHER ASSETS AND LIABILITIES†		52
TOTAL NET ASSETS — 100.0%		$1,288,282,020

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

See Notes to Financial Statements.

JANUARY 31, 2018 (UNAUDITED)

One Choice 2055 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 60.2%
NT Core Equity Plus Fund G Class	1,757,955	$31,432,243
NT Disciplined Growth Fund G Class	1,793,386	23,923,776
NT Equity Growth Fund G Class	5,030,818	73,248,703
NT Growth Fund G Class	4,057,485	75,956,128
NT Heritage Fund G Class	3,065,150	45,364,222
NT Large Company Value Fund G Class	8,002,790	96,593,670
NT Mid Cap Value Fund G Class	3,299,107	46,352,453
NT Small Company Fund G Class	2,566,077	25,763,410
		418,634,605
International Equity Funds — 23.2%
NT Emerging Markets Fund G Class	3,025,630	43,538,813
NT Global Real Estate Fund G Class	1,983,027	19,929,426
NT International Growth Fund G Class	3,369,467	44,443,270
NT International Small-Mid Cap Fund G Class	1,158,646	16,278,981
NT International Value Fund G Class	3,423,848	37,285,710
		161,476,200
Domestic Fixed Income Funds — 12.0%
Inflation-Adjusted Bond Fund G Class	987,592	11,406,689
NT Diversified Bond Fund G Class	5,426,225	57,735,031
NT High Income Fund G Class	1,432,152	14,321,524
		83,463,244
International Fixed Income Funds — 4.6%
Emerging Markets Debt Fund G Class	829,150	8,589,993
Global Bond Fund G Class	2,254,606	22,951,891
		31,541,884
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,001	1,001
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $599,353,789)		695,116,934
OTHER ASSETS AND LIABILITIES†		(181)
TOTAL NET ASSETS — 100.0%		$695,116,753

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds (unless otherwise noted).

See Notes to Financial Statements.

JANUARY 31, 2018 (UNAUDITED)

One Choice 2060 Portfolio

	Shares	Value
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.4%
NT Core Equity Plus Fund G Class	178,256	$3,187,225
NT Disciplined Growth Fund G Class	185,939	2,480,431
NT Equity Growth Fund G Class	522,921	7,613,723
NT Growth Fund G Class	418,187	7,828,470
NT Heritage Fund G Class	322,871	4,778,489
NT Large Company Value Fund G Class	833,588	10,061,404
NT Mid Cap Value Fund G Class	338,904	4,761,603
NT Small Company Fund G Class	280,130	2,812,507
		43,523,852
International Equity Funds — 23.5%
NT Emerging Markets Fund G Class	321,306	4,623,600
NT Global Real Estate Fund G Class	213,247	2,143,134
NT International Growth Fund G Class	322,365	4,251,991
NT International Small-Mid Cap Fund G Class	125,780	1,767,203
NT International Value Fund G Class	355,804	3,874,703
		16,660,631
Domestic Fixed Income Funds — 10.9%
Inflation-Adjusted Bond Fund G Class	92,497	1,068,341
NT Diversified Bond Fund G Class	502,597	5,347,636
NT High Income Fund G Class	134,350	1,343,501
		7,759,478
International Fixed Income Funds — 4.2%
Emerging Markets Debt Fund G Class	77,982	807,889
Global Bond Fund G Class	209,930	2,137,088
		2,944,977
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $64,341,705)		70,888,938
OTHER ASSETS AND LIABILITIES†		2
TOTAL NET ASSETS — 100.0%		$70,888,940

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

Statements of Assets and Liabilities

JANUARY 31, 2018 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio
Assets
Investment securities - affiliated, at value (cost of $1,647,209,541 and $1,960,063,267, respectively)	$1,938,377,787	$2,259,294,077
Investment securities - unaffiliated, at value (cost of $1,001 and $1,001, respectively)	1,001	1,001
Total investment securities, at value (cost of $1,647,210,542 and $1,960,064,268, respectively)	1,938,378,788	2,259,295,078
Cash	1,186,432	1,315,457
Receivable for investments sold	2,346,026	4,132,619
Receivable for capital shares sold	3,313,386	1,653,881
Distributions receivable from affiliates	1,415,882	1,633,063
	1,946,640,514	2,268,030,098

Liabilities
Payable for investments purchased	1,415,828	1,632,991
Payable for capital shares redeemed	5,692,544	5,743,035
Accrued management fees	1,088,433	1,210,986
Distribution and service fees payable	137,118	148,268
	8,333,923	8,735,280

Net Assets	$1,938,306,591	$2,259,294,818

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,625,307,754	$1,914,122,583
Undistributed net investment income	191,598	292,969
Undistributed net realized gain	21,638,993	45,648,456
Net unrealized appreciation	291,168,246	299,230,810
	$1,938,306,591	$2,259,294,818

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$844,393,187	62,080,031	$13.60
I Class, $0.01 Par Value	$430,650,451	31,651,104	$13.61
A Class, $0.01 Par Value	$269,049,684	19,773,643	$13.61*
C Class, $0.01 Par Value	$7,133,404	525,927	$13.56
R Class, $0.01 Par Value	$171,225,619	12,601,665	$13.59
R6 Class, $0.01 Par Value	$215,854,246	18,962,014	$11.38
One Choice 2020 Portfolio
Investor Class, $0.01 Par Value	$721,458,403	56,289,974	$12.82
I Class, $0.01 Par Value	$727,358,872	56,762,929	$12.81
A Class, $0.01 Par Value	$336,266,359	26,252,979	$12.81*
C Class, $0.01 Par Value	$8,053,527	627,432	$12.84
R Class, $0.01 Par Value	$163,964,527	12,802,353	$12.81
R6 Class, $0.01 Par Value	$302,193,130	25,677,744	$11.77
*Maximum offering price $14.44 and $13.59 (net asset value divided by 0.9425) for One Choice In Retirement Portfolio and One Choice 2020 Portfolio, respectively.
See Notes to Financial Statements.

JANUARY 31, 2018 (UNAUDITED)
	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Assets
Investment securities - affiliated, at value (cost of $2,755,336,924 and $2,334,349,950, respectively)	$3,306,470,863	$2,725,295,800
Investment securities - unaffiliated, at value (cost of $8,063 and $1,001, respectively)	8,071	1,001
Total investment securities, at value (cost of $2,755,344,987 and $2,334,350,951, respectively)	3,306,478,934	2,725,296,801
Cash	2,005,771	1,667,447
Receivable for investments sold	8,541,160	8,090,382
Receivable for capital shares sold	2,971,275	2,070,862
Distributions receivable from affiliates	2,311,400	1,801,640
	3,322,308,540	2,738,927,132

Liabilities
Payable for investments purchased	2,311,262	1,801,517
Payable for capital shares redeemed	11,061,789	10,105,422
Accrued management fees	1,866,782	1,534,988
Distribution and service fees payable	205,834	188,281
	15,445,667	13,630,208

Net Assets	$3,306,862,873	$2,725,296,924

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,698,515,949	$2,267,913,452
Undistributed net investment income	289,700	95,701
Undistributed net realized gain	56,923,277	66,341,921
Net unrealized appreciation	551,133,947	390,945,850
	$3,306,862,873	$2,725,296,924

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2025 Portfolio
Investor Class, $0.01 Par Value	$1,274,850,247	83,561,720	$15.26
I Class, $0.01 Par Value	$917,538,236	60,145,487	$15.26
A Class, $0.01 Par Value	$493,596,359	32,352,763	$15.26*
C Class, $0.01 Par Value	$7,297,775	477,888	$15.27
R Class, $0.01 Par Value	$218,444,729	14,323,941	$15.25
R6 Class, $0.01 Par Value	$395,135,527	32,627,159	$12.11
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$787,659,472	58,834,029	$13.39
I Class, $0.01 Par Value	$893,372,198	66,764,952	$13.38
A Class, $0.01 Par Value	$430,134,798	32,172,171	$13.37*
C Class, $0.01 Par Value	$5,664,668	422,944	$13.39
R Class, $0.01 Par Value	$216,422,435	16,181,730	$13.37
R6 Class, $0.01 Par Value	$392,043,353	31,721,001	$12.36
*Maximum offering price $16.19 and $14.19 (net asset value divided by 0.9425) for One Choice 2025 Portfolio and One Choice 2030 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2018 (UNAUDITED)
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Assets
Investment securities - affiliated, at value (cost of $2,337,017,492 and $1,722,002,934, respectively)	$2,856,649,867	$2,058,451,946
Investment securities - unaffiliated, at value (cost of $1,001 and $1,001, respectively)	1,001	1,001
Total investment securities, at value (cost of $2,337,018,493 and $1,722,003,935, respectively)	2,856,650,868	2,058,452,947
Cash	1,851,551	1,330,259
Receivable for investments sold	1,986,167	650,478
Receivable for capital shares sold	4,568,002	2,559,300
Distributions receivable from affiliates	1,715,460	1,057,824
	2,866,772,048	2,064,050,808

Liabilities
Payable for investments purchased	1,715,361	1,057,759
Payable for capital shares redeemed	6,489,236	3,154,556
Accrued management fees	1,718,858	1,234,886
Distribution and service fees payable	195,226	140,160
	10,118,681	5,587,361

Net Assets	$2,856,653,367	$2,058,463,447

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,268,123,565	$1,662,014,339
Distributions in excess of net investment income	(181,491)	(322,570)
Undistributed net realized gain	69,078,918	60,322,666
Net unrealized appreciation	519,632,375	336,449,012
	$2,856,653,367	$2,058,463,447

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$1,034,125,814	61,619,717	$16.78
I Class, $0.01 Par Value	$807,349,754	48,071,105	$16.79
A Class, $0.01 Par Value	$444,956,229	26,513,847	$16.78*
C Class, $0.01 Par Value	$5,712,805	340,572	$16.77
R Class, $0.01 Par Value	$227,005,603	13,525,646	$16.78
R6 Class, $0.01 Par Value	$337,503,162	26,734,824	$12.62
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$600,583,239	42,224,212	$14.22
I Class, $0.01 Par Value	$663,134,546	46,632,542	$14.22
A Class, $0.01 Par Value	$313,936,401	22,080,631	$14.22*
C Class, $0.01 Par Value	$3,614,954	254,503	$14.20
R Class, $0.01 Par Value	$167,626,773	11,794,378	$14.21
R6 Class, $0.01 Par Value	$309,567,534	23,960,828	$12.92
* Maximum offering price $17.80 and $15.09 (net asset value divided by 0.9425) for One Choice 2035
Portfolio and One Choice 2040 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2018 (UNAUDITED)
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Assets
Investment securities - affiliated, at value (cost of $1,637,888,340 and $1,066,233,477, respectively)	$2,053,593,225	$1,288,280,967
Investment securities - unaffiliated, at value (cost of $1,001 and $1,001, respectively)	1,001	1,001
Total investment securities, at value (cost of $1,637,889,341, $1,066,234,478, respectively)	2,053,594,226	1,288,281,968
Cash	1,401,770	873,418
Receivable for investments sold	1,833,818	—
Receivable for capital shares sold	5,204,379	2,479,552
Distributions receivable from affiliates	848,531	428,706
	2,062,882,724	1,292,063,644

Liabilities
Payable for investments purchased	848,453	600,945
Payable for capital shares redeemed	6,990,856	2,277,761
Accrued management fees	1,313,930	819,397
Distribution and service fees payable	135,078	83,521
	9,288,317	3,781,624

Net Assets	$2,053,594,407	$1,288,282,020

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,577,851,863	$1,022,667,472
Distributions in excess of net investment income	(611,828)	(493,532)
Undistributed net realized gain	60,649,487	44,060,590
Net unrealized appreciation	415,704,885	222,047,490
	$2,053,594,407	$1,288,282,020

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$719,345,448	40,100,742	$17.94
I Class, $0.01 Par Value	$625,356,238	34,836,615	$17.95
A Class, $0.01 Par Value	$306,845,421	17,113,951	$17.93*
C Class, $0.01 Par Value	$3,618,369	201,947	$17.92
R Class, $0.01 Par Value	$158,723,531	8,847,831	$17.94
R6 Class, $0.01 Par Value	$239,705,400	18,235,749	$13.14
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$362,354,214	24,687,386	$14.68
I Class, $0.01 Par Value	$435,220,496	29,625,572	$14.69
A Class, $0.01 Par Value	$189,682,374	12,926,175	$14.67*
C Class, $0.01 Par Value	$2,027,310	138,181	$14.67
R Class, $0.01 Par Value	$99,643,076	6,787,725	$14.68
R6 Class, $0.01 Par Value	$199,354,550	14,931,048	$13.35

*	Maximum offering price $19.02 and $15.56 (net asset value divided by 0.9425) for One Choice 2045 Portfolio and One Choice 2050 Portfolio, respectively.

See Notes to Financial Statements.

JANUARY 31, 2018 (UNAUDITED)
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Assets
Investment securities - affiliated, at value (cost of $599,352,788 and $64,341,705, respectively)	$695,115,933	$70,888,938
Investment securities - unaffiliated, at value (cost of $1,001 and —, respectively)	1,001	—
Total investment securities, at value (cost of $599,353,789 and $64,341,705, respectively)	695,116,934	70,888,938
Cash	467,698	44,296
Receivable for investments sold	43,547	—
Receivable for capital shares sold	2,131,854	232,561
Distributions receivable from affiliates	200,203	18,052
	697,960,236	71,183,847

Liabilities
Payable for investments purchased	200,178	229,538
Payable for capital shares redeemed	2,159,720	19,519
Accrued management fees	437,121	41,713
Distribution and service fees payable	46,464	4,137
	2,843,483	294,907

Net Assets	$695,116,753	$70,888,940

Net Assets Consist of:
Capital (par value and paid-in surplus)	$574,639,889	$61,771,284
Distributions in excess of net investment income	(290,885)	(29,774)
Undistributed net realized gain	25,004,604	2,600,197
Net unrealized appreciation	95,763,145	6,547,233
	$695,116,753	$70,888,940

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$173,536,341	11,014,587	$15.76
I Class, $0.01 Par Value	$265,862,120	16,878,512	$15.75
A Class, $0.01 Par Value	$94,897,453	6,028,342	$15.74*
C Class, $0.01 Par Value	$868,970	55,415	$15.68
R Class, $0.01 Par Value	$61,063,487	3,875,909	$15.75
R6 Class, $0.01 Par Value	$98,888,382	7,232,803	$13.67
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$16,424,366	1,223,258	$13.43
I Class, $0.01 Par Value	$26,201,454	1,950,687	$13.43
A Class, $0.01 Par Value	$5,611,155	418,041	$13.42*
C Class, $0.01 Par Value	$233,388	17,484	$13.35
R Class, $0.01 Par Value	$6,987,516	520,949	$13.41
R6 Class, $0.01 Par Value	$15,431,061	1,146,342	$13.46

*	Maximum offering price $16.70 and $14.24 (net asset value divided by 0.9425) for One Choice 2055 Portfolio and One Choice 2060 Portfolio, respectively.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED)
	One Choice In Retirement Portfolio	One Choice 2020 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$31,511,122	$36,287,796

Expenses:
Management fees	6,661,305	7,413,182
Distribution and service fees:
A Class	354,421	430,686
C Class	38,587	39,645
R Class	446,673	412,381
Directors' fees and expenses	30,247	34,035
Other expenses	46,789	51,900
	7,578,022	8,381,829
Fees waived	(295,805)	(458,343)
	7,282,217	7,923,486

Net investment income (loss)	24,228,905	28,364,310

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	21,342,889	21,311,515
Capital gain distributions received from underlying funds	42,220,163	50,992,446
	63,563,052	72,303,961

Change in net unrealized appreciation (depreciation) on investments in underlying funds	21,333,705	32,124,961

Net realized and unrealized gain (loss) on affiliates	84,896,757	104,428,922

Net Increase (Decrease) in Net Assets Resulting from Operations	$109,125,662	$132,793,232

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED)
	One Choice 2025 Portfolio	One Choice 2030 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$54,303,607	$44,903,060

Expenses:
Management fees	11,401,623	9,276,474
Distribution and service fees:
A Class	628,450	539,253
C Class	36,447	28,967
R Class	553,682	523,522
Directors' fees and expenses	49,976	39,472
Other expenses	75,760	59,209
	12,745,938	10,466,897
Fees waived	(700,094)	(676,479)
	12,045,844	9,790,418

Net investment income (loss)	42,257,763	35,112,642

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	30,101,973	17,692,722
Capital gain distributions received from underlying funds	83,671,523	76,829,973
	113,773,496	94,522,695

Change in net unrealized appreciation (depreciation) on investments in underlying funds	62,775,998	67,103,484

Net realized and unrealized gain (loss) on affiliates	176,549,494	161,626,179

Net Increase (Decrease) in Net Assets Resulting from Operations	$218,807,257	$196,738,821

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED)
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$48,271,740	$34,989,844

Expenses:
Management fees	10,265,230	7,305,600
Distribution and service fees:
A Class	557,236	387,260
C Class	28,011	18,311
R Class	556,477	402,798
Directors' fees and expenses	42,078	29,379
Other expenses	63,260	43,891
	11,512,292	8,187,239
Fees waived	(557,332)	(436,342)
	10,954,960	7,750,897

Net investment income (loss)	37,316,780	27,238,947

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	18,253,353	10,978,471
Capital gain distributions received from underlying funds	90,276,308	72,050,538
	108,529,661	83,029,009

Change in net unrealized appreciation (depreciation) on investments in underlying funds	85,526,686	70,653,651

Net realized and unrealized gain (loss) on affiliates	194,056,347	153,682,660

Net Increase (Decrease) in Net Assets Resulting from Operations	$231,373,127	$180,921,607

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED)
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$35,945,467	$22,370,680

Expenses:
Management fees	7,771,904	4,823,673
Distribution and service fees:
A Class	383,079	234,552
C Class	17,073	9,513
R Class	380,576	235,783
Directors' fees and expenses	30,087	18,239
Other expenses	45,112	26,941
	8,627,831	5,348,701
Fees waived	(386,944)	(277,796)
	8,240,887	5,070,905

Net investment income (loss)	27,704,580	17,299,775

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	12,349,518	5,505,821
Capital gain distributions received from underlying funds	79,409,298	52,651,410
	91,758,816	58,157,231

Change in net unrealized appreciation (depreciation) on investments in underlying funds	81,445,265	56,079,079

Net realized and unrealized gain (loss) on affiliates	173,204,081	114,236,310

Net Increase (Decrease) in Net Assets Resulting from Operations	$200,908,661	$131,536,085

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED)
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Investment Income (Loss)
Income from Affiliates:
Income distributions from underlying funds	$11,782,189	$1,051,936

Expenses:
Management fees	2,505,059	209,198
Distribution and service fees:
A Class	111,759	5,793
C Class	3,916	544
R Class	142,679	12,768
Directors' fees and expenses	9,310	754
Other expenses	13,346	987
	2,786,069	230,044
Fees waived	(174,245)	(15,680)
	2,611,824	214,364

Net investment income (loss)	9,170,365	837,572

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sale of investments in underlying funds	462,225	(4,269)
Capital gain distributions received from underlying funds	29,057,424	2,692,196
	29,519,649	2,687,927

Change in net unrealized appreciation (depreciation) on investments in underlying funds	32,415,139	2,914,418

Net realized and unrealized gain (loss) on affiliates	61,934,788	5,602,345

Net Increase (Decrease) in Net Assets Resulting from Operations	$71,105,153	$6,439,917

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED) AND YEAR ENDED JULY 31, 2017
	One Choice In Retirement Portfolio		One Choice 2020 Portfolio
Increase (Decrease) in Net Assets	January 31, 2018	July 31, 2017	January 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$24,228,905	$24,606,170	$28,364,310	$26,992,723
Net realized gain (loss)	63,563,052	13,902,368	72,303,961	16,145,316
Change in net unrealized appreciation (depreciation)	21,333,705	78,228,505	32,124,961	92,157,502
Net increase (decrease) in net assets resulting from operations	109,125,662	116,737,043	132,793,232	135,295,541

Distributions to Shareholders
From net investment income:
Investor Class	(10,423,118)	(11,237,624)	(12,719,933)	(8,941,592)
I Class	(6,090,689)	(7,630,282)	(14,661,932)	(10,904,282)
A Class	(3,057,687)	(3,609,803)	(5,127,920)	(3,716,456)
C Class	(53,268)	(38,069)	(65,955)	(22,952)
R Class	(1,722,739)	(1,611,632)	(2,073,123)	(1,178,889)
R6 Class	(2,689,806)	—	(3,526,774)	—
From net realized gains:
Investor Class	(10,561,217)	(13,389,258)	(8,787,849)	(13,303,485)
I Class	(5,810,187)	(7,926,227)	(9,048,159)	(14,052,659)
A Class	(3,531,116)	(5,503,052)	(4,150,886)	(6,845,948)
C Class	(95,175)	(152,977)	(95,933)	(148,391)
R Class	(2,233,887)	(3,072,942)	(1,977,093)	(2,850,207)
R6 Class	(125,022)	—	(225,653)	—
Decrease in net assets from distributions	(46,393,911)	(54,171,866)	(62,461,210)	(61,964,861)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	60,686,737	(167,668,667)	184,596,929	10,759,987

Net increase (decrease) in net assets	123,418,488	(105,103,490)	254,928,951	84,090,667

Net Assets
Beginning of period	1,814,888,103	1,919,991,593	2,004,365,867	1,920,275,200
End of period	$1,938,306,591	$1,814,888,103	$2,259,294,818	$2,004,365,867

Undistributed net investment income	$191,598	—	$292,969	$10,104,296

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED) AND YEAR ENDED JULY 31, 2017
	One Choice 2025 Portfolio		One Choice 2030 Portfolio
Increase (Decrease) in Net Assets	January 31, 2018	July 31, 2017	January 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$42,257,763	$39,837,373	$35,112,642	$29,856,762
Net realized gain (loss)	113,773,496	31,331,253	94,522,695	19,239,505
Change in net unrealized appreciation (depreciation)	62,775,998	148,248,417	67,103,484	136,474,651
Net increase (decrease) in net assets resulting from operations	218,807,257	219,417,043	196,738,821	185,570,918

Distributions to Shareholders
From net investment income:
Investor Class	(22,036,998)	(14,549,186)	(13,885,666)	(8,241,134)
I Class	(18,099,672)	(12,925,259)	(17,765,122)	(10,829,002)
A Class	(7,388,230)	(5,284,473)	(6,582,168)	(3,836,628)
C Class	(61,950)	(20,089)	(49,585)	(12,160)
R Class	(2,747,221)	(1,655,843)	(2,735,250)	(1,169,843)
R6 Class	(5,348,728)	—	(4,735,646)	—
From net realized gains:
Investor Class	(18,431,843)	(22,644,776)	(9,097,778)	(13,670,592)
I Class	(13,727,347)	(17,367,338)	(10,427,061)	(15,377,439)
A Class	(7,307,615)	(10,258,095)	(5,055,928)	(8,067,012)
C Class	(106,129)	(150,507)	(68,773)	(127,837)
R Class	(3,199,347)	(4,265,814)	(2,425,772)	(3,354,201)
R6 Class	(304,554)	—	(222,174)	—
Decrease in net assets from distributions	(98,759,634)	(89,121,380)	(73,050,923)	(64,685,848)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	243,076,454	22,486,017	320,349,566	159,009,333

Net increase (decrease) in net assets	363,124,077	152,781,680	444,037,464	279,894,403

Net Assets
Beginning of period	2,943,738,796	2,790,957,116	2,281,259,460	2,001,365,057
End of period	$3,306,862,873	$2,943,738,796	$2,725,296,924	$2,281,259,460

Undistributed net investment income	$289,700	$13,714,736	$95,701	$10,736,496

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED) AND YEAR ENDED JULY 31, 2017
	One Choice 2035 Portfolio		One Choice 2040 Portfolio
Increase (Decrease) in Net Assets	January 31, 2018	July 31, 2017	January 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$37,316,780	$32,492,706	$27,238,947	$21,678,736
Net realized gain (loss)	108,529,661	25,930,944	83,029,009	13,953,051
Change in net unrealized appreciation (depreciation)	85,526,686	165,402,541	70,653,651	130,499,692
Net increase (decrease) in net assets resulting from operations	231,373,127	223,826,191	180,921,607	166,131,479

Distributions to Shareholders
From net investment income:
Investor Class	(17,787,875)	(10,754,173)	(10,693,334)	(5,872,161)
I Class	(15,949,118)	(10,315,023)	(13,217,829)	(8,051,117)
A Class	(6,650,792)	(4,205,203)	(4,805,880)	(2,648,603)
C Class	(53,369)	(11,886)	(36,420)	(5,611)
R Class	(2,814,328)	(1,431,873)	(2,164,419)	(821,118)
R6 Class	(4,926,385)	—	(3,926,582)	—
From net realized gains:
Investor Class	(14,115,071)	(19,894,350)	(8,148,892)	(11,900,433)
I Class	(11,532,216)	(16,364,947)	(8,931,636)	(13,916,262)
A Class	(6,284,482)	(9,819,923)	(4,231,409)	(6,835,327)
C Class	(78,058)	(129,854)	(49,583)	(81,368)
R Class	(3,123,865)	(4,532,649)	(2,179,401)	(2,920,128)
R6 Class	(81,982)	—	(181,602)	—
Decrease in net assets from distributions	(83,397,541)	(77,459,881)	(58,566,987)	(53,052,128)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	250,814,531	28,662,027	242,062,704	50,818,392

Net increase (decrease) in net assets	398,790,117	175,028,337	364,417,324	163,897,743

Net Assets
Beginning of period	2,457,863,250	2,282,834,913	1,694,046,123	1,530,148,380
End of period	$2,856,653,367	$2,457,863,250	$2,058,463,447	$1,694,046,123

Undistributed (distributions in excess of) net investment income	$(181,491)	$10,683,596	$(322,570)	$7,282,947

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED) AND YEAR ENDED JULY 31, 2017
	One Choice 2045 Portfolio		One Choice 2050 Portfolio
Increase (Decrease) in Net Assets	January 31, 2018	July 31, 2017	January 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$27,704,580	$22,413,068	$17,299,775	$12,449,721
Net realized gain (loss)	91,758,816	19,515,639	58,157,231	7,414,520
Change in net unrealized appreciation (depreciation)	81,445,265	147,438,407	56,079,079	95,265,969
Net increase (decrease) in net assets resulting from operations	200,908,661	189,367,114	131,536,085	115,130,210

Distributions to Shareholders
From net investment income:
Investor Class	(12,337,977)	(7,160,174)	(6,540,365)	(3,201,895)
I Class	(12,238,201)	(7,716,872)	(8,860,404)	(4,499,168)
A Class	(4,556,355)	(2,730,589)	(2,931,806)	(1,403,983)
C Class	(35,540)	(5,287)	(20,892)	(1,332)
R Class	(1,934,192)	(908,830)	(1,273,195)	(403,456)
R6 Class	(3,723,344)	—	(2,484,853)	—
From net realized gains:
Investor Class	(11,061,237)	(16,598,233)	(4,461,717)	(8,013,033)
I Class	(9,822,113)	(15,276,330)	(5,155,639)	(9,483,595)
A Class	(4,835,667)	(8,046,650)	(2,250,572)	(4,590,700)
C Class	(51,634)	(84,244)	(23,005)	(53,628)
R Class	(2,375,562)	(3,678,408)	(1,110,934)	(1,902,528)
R6 Class	(31,316)	—	(34,907)	—
Decrease in net assets from distributions	(63,003,138)	(62,205,617)	(35,148,289)	(33,553,318)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	156,383,576	(26,100,188)	148,381,250	33,171,224

Net increase (decrease) in net assets	294,289,099	101,061,309	244,769,046	114,748,116

Net Assets
Beginning of period	1,759,305,308	1,658,243,999	1,043,512,974	928,764,858
End of period	$2,053,594,407	$1,759,305,308	$1,288,282,020	$1,043,512,974

Undistributed (distributions in excess of) net investment income	$(611,828)	$6,509,201	$(493,532)	$4,318,208

See Notes to Financial Statements.

SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED) AND YEAR ENDED JULY 31, 2017
	One Choice 2055 Portfolio		One Choice 2060 Portfolio
Increase (Decrease) in Net Assets	January 31, 2018	July 31, 2017	January 31, 2018	July 31, 2017
Operations
Net investment income (loss)	$9,170,365	$5,561,085	$837,572	$217,698
Net realized gain (loss)	29,519,649	3,516,302	2,687,927	135,628
Change in net unrealized appreciation (depreciation)	32,415,139	46,368,497	2,914,418	2,427,348
Net increase (decrease) in net assets resulting from operations	71,105,153	55,445,884	6,439,917	2,780,674

Distributions to Shareholders
From net investment income:
Investor Class	(2,783,196)	(1,251,158)	(232,519)	(39,077)
I Class	(4,823,234)	(2,371,515)	(425,378)	(65,728)
A Class	(1,296,975)	(632,411)	(70,482)	(11,476)
C Class	(8,911)	(773)	(2,446)	—
R Class	(710,871)	(240,270)	(71,445)	(6,504)
R6 Class	(1,329,674)	—	(169,875)	—
From net realized gains:
Investor Class	(1,571,671)	(2,334,990)	(58,903)	(2,966)
I Class	(2,414,846)	(3,750,396)	(101,543)	(4,114)
A Class	(866,800)	(1,523,161)	(21,927)	(1,186)
C Class	(7,498)	(14,405)	(352)	(39)
R Class	(559,353)	(815,861)	(22,592)	(1,052)
Decrease in net assets from distributions	(16,373,029)	(12,934,940)	(1,177,462)	(132,142)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	122,946,840	104,226,225	27,883,012	28,570,188

Net increase (decrease) in net assets	177,678,964	146,737,169	33,145,467	31,218,720

Net Assets
Beginning of period	517,437,789	370,700,620	37,743,473	6,524,753
End of period	$695,116,753	$517,437,789	$70,888,940	$37,743,473

Undistributed (distributions in excess of) net investment income	$(290,885)	$1,491,611	$(29,774)	$104,799

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2018 (UNAUDITED)

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. One Choice In Retirement Portfolio, One Choice 2020 Portfolio, One Choice 2025 Portfolio, One Choice 2030 Portfolio, One Choice 2035 Portfolio, One Choice 2040 Portfolio, One Choice 2045 Portfolio, One Choice 2050 Portfolio, One Choice 2055 Portfolio and One Choice 2060 Portfolio (collectively, the funds) are ten funds in a series issued by the corporation. The funds operate as “funds of funds,” meaning substantially all of the funds’ assets will be invested in other American Century Investments mutual funds (the underlying funds). Each fund’s assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying funds do not invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The funds will assume the risks associated with their underlying funds. Additional information and attributes of each underlying fund are available at americancentury.com. The investment objective of One Choice In Retirement Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objective of each of the nine target date One Choice Portfolios is to seek the highest total return consistent with its asset mix. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target date, its target allocation will become fixed and will match that of One Choice In Retirement Portfolio.

The funds offer the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R6 Class commenced on October 23, 2017 for each of the funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the funds' investment valuation process and to provide methodologies for the oversight of the funds' pricing function. Investments in the underlying funds and open-end management investment companies are valued at their reported NAV.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly for One Choice In Retirement Portfolio. Distributions from net investment income, if any, are generally declared and paid annually for the nine target date One Choice Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the funds, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears. The difference in the management fee among the classes of each fund is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of each fund’s assets, which do not vary by class. Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended January 31, 2018, the investment advisor agreed to waive a portion of each class of each fund’s management fee. The investment advisor expects these waivers to continue until November 30, 2018 and cannot terminate them prior to such date without the approval of the Board of Directors.

From August 1, 2017 until November 30, 2017, the annual management fee and the fee waiver for each class of each fund was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.76%	0.58%	0.52%	0.02%	0.04%	0.13%
One Choice 2020 Portfolio	0.77%	0.59%	0.52%	0.03%	0.05%	0.13%
One Choice 2025 Portfolio	0.79%	0.61%	0.54%	0.03%	0.05%	0.13%
One Choice 2030 Portfolio	0.82%	0.63%	0.55%	0.04%	0.05%	0.12%
One Choice 2035 Portfolio	0.84%	0.65%	0.57%	0.03%	0.04%	0.11%
One Choice 2040 Portfolio	0.86%	0.67%	0.58%	0.03%	0.04%	0.10%
One Choice 2045 Portfolio	0.89%	0.70%	0.60%	0.03%	0.04%	0.09%
One Choice 2050 Portfolio	0.92%	0.72%	0.62%	0.04%	0.04%	0.09%
One Choice 2055 Portfolio	0.93%	0.73%	0.63%	0.05%	0.05%	0.10%
One Choice 2060 Portfolio	0.93%	0.73%	0.63%	0.05%	0.05%	0.10%

Effective December 1, 2017, the annual management fee and the fee waiver for each class of each fund are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.76%	0.58%	0.51%	0.02%	0.04%	0.12%
One Choice 2020 Portfolio	0.76%	0.59%	0.52%	0.02%	0.05%	0.13%
One Choice 2025 Portfolio	0.80%	0.61%	0.53%	0.04%	0.05%	0.12%
One Choice 2030 Portfolio	0.83%	0.64%	0.56%	0.05%	0.06%	0.13%
One Choice 2035 Portfolio	0.85%	0.66%	0.58%	0.04%	0.05%	0.12%
One Choice 2040 Portfolio	0.88%	0.69%	0.60%	0.05%	0.06%	0.12%
One Choice 2045 Portfolio	0.90%	0.71%	0.61%	0.04%	0.05%	0.10%
One Choice 2050 Portfolio	0.93%	0.73%	0.63%	0.05%	0.05%	0.10%
One Choice 2055 Portfolio	0.94%	0.74%	0.64%	0.06%	0.06%	0.11%
One Choice 2060 Portfolio	0.94%	0.74%	0.64%	0.06%	0.06%	0.11%

For the period ended January 31, 2018, the effective annual management fee, the fee waiver and the effective annual management fee after waiver for each class of each fund are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.76%	0.58%	0.51%	0.02%	0.04%	0.12%
One Choice 2020 Portfolio	0.77%	0.59%	0.52%	0.03%	0.05%	0.13%
One Choice 2025 Portfolio	0.79%	0.61%	0.53%	0.03%	0.05%	0.12%
One Choice 2030 Portfolio	0.82%	0.63%	0.56%	0.04%	0.05%	0.13%
One Choice 2035 Portfolio	0.84%	0.65%	0.58%	0.03%	0.04%	0.12%
One Choice 2040 Portfolio	0.87%	0.68%	0.59%	0.04%	0.05%	0.11%
One Choice 2045 Portfolio	0.89%	0.70%	0.61%	0.03%	0.04%	0.10%
One Choice 2050 Portfolio	0.92%	0.72%	0.63%	0.04%	0.04%	0.10%
One Choice 2055 Portfolio	0.93%	0.73%	0.64%	0.05%	0.05%	0.11%
One Choice 2060 Portfolio	0.93%	0.73%	0.64%	0.05%	0.05%	0.11%

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2020 Portfolio	0.74%	0.54%	0.39%
One Choice 2025 Portfolio	0.76%	0.56%	0.41%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%

The total amount of the waiver for each class of each fund for the period ended January 31, 2018 is as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$84,986	$93,351	$28,354	$772	$17,867	$70,475
One Choice 2020 Portfolio	$96,986	$188,400	$45,948	$1,055	$21,956	$103,998
One Choice 2025 Portfolio	$212,311	$238,207	$83,802	$1,217	$36,977	$127,580
One Choice 2030 Portfolio	$169,383	$239,471	$93,566	$1,253	$45,525	$127,281
One Choice 2035 Portfolio	$168,544	$178,352	$74,346	$936	$37,201	$97,953
One Choice 2040 Portfolio	$108,794	$154,723	$56,984	$672	$29,804	$85,365
One Choice 2045 Portfolio	$117,576	$136,712	$51,124	$572	$25,477	$55,483
One Choice 2050 Portfolio	$78,270	$93,596	$40,688	$414	$20,512	$44,316
One Choice 2055 Portfolio	$43,201	$66,867	$23,910	$211	$15,288	$24,768
One Choice 2060 Portfolio	$3,533	$5,885	$1,246	$30	$1,381	$3,605

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. These fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended January 31, 2018 are detailed in the Statements of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

4. Investment Transactions

Investment transactions for the period ended January 31, 2018 were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Purchases	$216,893,631	$275,887,481	$374,712,104	$333,452,878	$342,437,821
Sales	$337,482,755	$348,572,203	$463,274,933	$321,899,161	$336,070,022

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Purchases	$267,163,962	$248,450,012	$191,247,791	$119,528,340	$25,303,639
Sales	$239,680,564	$243,872,263	$158,530,109	$51,975,915	$4,785,896

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Six months ended January 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	6,714,106	$89,383,555	13,564,158	$173,216,333
Issued in reinvestment of distributions	1,567,316	20,796,107	1,943,219	24,402,218
Redeemed	(10,622,607)	(141,551,032)	(16,900,025)	(215,722,484)
	(2,341,185)	(31,371,370)	(1,392,648)	(18,103,933)
I Class
Sold	3,099,359	41,282,117	12,015,775	153,032,870
Issued in reinvestment of distributions	877,340	11,640,718	1,205,186	15,147,552
Redeemed	(8,851,246)	(118,272,646)	(16,769,238)	(214,318,648)
	(4,874,547)	(65,349,811)	(3,548,277)	(46,138,226)
A Class
Sold	1,444,044	19,253,042	5,633,176	71,832,830
Issued in reinvestment of distributions	438,749	5,820,984	650,550	8,160,535
Redeemed	(4,544,674)	(60,557,586)	(12,208,007)	(155,883,388)
	(2,661,881)	(35,483,560)	(5,924,281)	(75,890,023)
C Class
Sold	10,522	142,806	84,576	1,076,282
Issued in reinvestment of distributions	11,222	148,443	15,270	190,151
Redeemed	(137,957)	(1,832,783)	(221,964)	(2,829,030)
	(116,213)	(1,541,534)	(122,118)	(1,562,597)
R Class
Sold	951,187	12,648,263	2,229,284	28,388,244
Issued in reinvestment of distributions	287,435	3,808,896	360,115	4,505,030
Redeemed	(2,454,015)	(32,690,181)	(4,615,392)	(58,867,162)
	(1,215,393)	(16,233,022)	(2,025,993)	(25,973,888)
R6 Class
Sold	3,183,374	35,793,908	N/A
Issued in connection with reorganization (Note 8)	18,153,611	201,544,137
Issued in reinvestment of distributions	252,677	2,814,828
Redeemed	(2,627,648)	(29,486,839)
	18,962,014	210,666,034
Net increase (decrease)	7,752,795	$60,686,737	(13,013,317)	$(167,668,667)

(1)	October 23, 2017 (commencement of sale) through January 31, 2018 for the R6 Class.

	Six months ended January 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2020 Portfolio
Investor Class
Sold	5,627,075	$70,551,247	16,515,580	$198,068,881
Issued in reinvestment of distributions	1,720,976	21,465,482	1,906,699	22,193,963
Redeemed	(9,115,681)	(114,511,228)	(17,060,371)	(204,830,148)
	(1,767,630)	(22,494,499)	1,361,908	15,432,696
I Class
Sold	5,151,607	64,737,750	17,367,845	208,113,032
Issued in reinvestment of distributions	1,900,731	23,706,161	2,140,856	24,919,549
Redeemed	(11,291,169)	(142,201,785)	(19,664,667)	(236,427,986)
	(4,238,831)	(53,757,874)	(155,966)	(3,395,405)
A Class
Sold	2,147,953	26,934,162	8,732,168	104,665,851
Issued in reinvestment of distributions	691,394	8,624,490	857,173	9,977,492
Redeemed	(4,745,042)	(59,504,079)	(10,103,623)	(121,107,596)
	(1,905,695)	(23,945,427)	(514,282)	(6,464,253)
C Class
Sold	41,717	525,469	103,008	1,224,817
Issued in reinvestment of distributions	12,923	161,663	14,572	170,205
Redeemed	(77,424)	(968,832)	(134,176)	(1,615,099)
	(22,784)	(281,700)	(16,596)	(220,077)
R Class
Sold	1,186,805	14,878,399	4,688,919	56,443,845
Issued in reinvestment of distributions	315,536	3,936,716	336,238	3,913,813
Redeemed	(2,220,399)	(27,800,201)	(4,591,021)	(54,950,632)
	(718,058)	(8,985,086)	434,136	5,407,026
R6 Class
Sold	5,318,402	61,659,492	N/A
Issued in connection with reorganization (Note 8)	23,968,200	274,310,194
Issued in reinvestment of distributions	326,295	3,752,387
Redeemed	(3,935,153)	(45,660,558)
	25,677,744	294,061,515
Net increase (decrease)	17,024,746	$184,596,929	1,109,200	$10,759,987

(1)	October 23, 2017 (commencement of sale) through January 31, 2018 for the R6 Class.

	Six months ended January 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2025 Portfolio
Investor Class
Sold	6,742,875	$100,307,400	17,704,095	$250,248,492
Issued in reinvestment of distributions	2,729,794	40,342,706	2,710,369	37,077,840
Redeemed	(10,580,696)	(157,919,717)	(17,252,079)	(243,650,283)
	(1,108,027)	(17,269,611)	3,162,385	43,676,049
I Class
Sold	5,659,334	84,315,447	20,470,948	289,054,875
Issued in reinvestment of distributions	2,124,561	31,394,111	2,155,056	29,481,171
Redeemed	(13,116,501)	(195,915,659)	(19,933,166)	(282,320,992)
	(5,332,606)	(80,206,101)	2,692,838	36,215,054
A Class
Sold	2,990,143	44,495,019	10,832,682	152,905,773
Issued in reinvestment of distributions	904,905	13,380,104	1,045,547	14,313,543
Redeemed	(5,973,134)	(88,971,783)	(15,074,761)	(213,082,425)
	(2,078,086)	(31,096,660)	(3,196,532)	(45,863,109)
C Class
Sold	25,501	377,744	81,853	1,151,473
Issued in reinvestment of distributions	11,345	168,079	12,434	170,596
Redeemed	(43,843)	(655,066)	(166,753)	(2,371,973)
	(6,997)	(109,243)	(72,466)	(1,049,904)
R Class
Sold	1,460,069	21,713,274	4,291,904	60,668,991
Issued in reinvestment of distributions	386,252	5,709,934	415,104	5,678,620
Redeemed	(2,631,939)	(39,225,743)	(5,438,717)	(76,839,684)
	(785,618)	(11,802,535)	(731,709)	(10,492,073)
R6 Class
Sold	5,758,226	68,696,388	N/A
Issued in connection with reorganization (Note 8)	30,536,410	358,582,561
Issued in reinvestment of distributions	479,092	5,653,282
Redeemed	(4,146,569)	(49,371,627)
	32,627,159	383,560,604
Net increase (decrease)	23,315,825	$243,076,454	1,854,516	$22,486,017

(1)	October 23, 2017 (commencement of sale) through January 31, 2018 for the R6 Class.

	Six months ended January 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	6,366,177	$82,562,679	17,029,116	$207,785,501
Issued in reinvestment of distributions	1,776,093	22,945,662	1,853,227	21,886,611
Redeemed	(9,197,239)	(119,581,651)	(15,253,318)	(186,167,023)
	(1,054,969)	(14,073,310)	3,629,025	43,505,089
I Class
Sold	7,031,594	91,367,220	20,259,271	247,055,730
Issued in reinvestment of distributions	2,184,151	28,192,183	2,211,584	26,096,693
Redeemed	(11,505,596)	(149,999,526)	(16,495,032)	(201,926,396)
	(2,289,851)	(30,440,123)	5,975,823	71,226,027
A Class
Sold	3,087,627	40,042,478	11,813,797	143,599,312
Issued in reinvestment of distributions	827,178	10,676,654	938,099	11,060,183
Redeemed	(5,202,692)	(67,576,161)	(10,673,883)	(130,245,080)
	(1,287,887)	(16,857,029)	2,078,013	24,414,415
C Class
Sold	31,055	403,315	118,418	1,444,915
Issued in reinvestment of distributions	9,145	118,358	11,814	139,874
Redeemed	(104,585)	(1,346,707)	(199,517)	(2,437,185)
	(64,385)	(825,034)	(69,285)	(852,396)
R Class
Sold	2,157,502	27,985,387	6,200,658	75,974,857
Issued in reinvestment of distributions	386,904	4,999,618	368,645	4,349,993
Redeemed	(2,207,543)	(28,691,171)	(4,900,289)	(59,608,652)
	336,863	4,293,834	1,669,014	20,716,198
R6 Class
Sold	5,602,016	68,087,185	N/A
Issued in connection with reorganization (Note 8)	29,224,928	347,829,586
Issued in reinvestment of distributions	413,152	4,957,820
Redeemed	(3,519,095)	(42,623,363)
	31,721,001	378,251,228
Net increase (decrease)	27,360,772	$320,349,566	13,282,590	$159,009,333

(1)	October 23, 2017 (commencement of sale) through January 31, 2018 for the R6 Class.

	Six months ended January 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	5,915,156	$95,881,231	13,082,346	$198,364,610
Issued in reinvestment of distributions	1,973,732	31,778,300	2,088,951	30,540,459
Redeemed	(7,634,478)	(124,012,711)	(14,257,680)	(215,498,114)
	254,410	3,646,820	913,617	13,406,955
I Class
Sold	4,630,485	75,179,017	16,182,688	244,994,808
Issued in reinvestment of distributions	1,658,872	26,719,810	1,762,878	25,790,899
Redeemed	(9,384,370)	(153,079,225)	(15,228,167)	(231,216,140)
	(3,095,013)	(51,180,398)	2,717,399	39,569,567
A Class
Sold	2,859,160	46,363,951	9,839,298	148,450,415
Issued in reinvestment of distributions	738,035	11,883,920	886,732	12,964,031
Redeemed	(5,097,515)	(82,592,908)	(12,028,510)	(181,986,104)
	(1,500,320)	(24,345,037)	(1,302,480)	(20,571,658)
C Class
Sold	19,074	315,494	65,891	991,274
Issued in reinvestment of distributions	8,147	131,345	9,675	141,740
Redeemed	(42,450)	(690,857)	(157,751)	(2,373,038)
	(15,229)	(244,018)	(82,185)	(1,240,024)
R Class
Sold	1,672,075	27,117,271	4,405,211	66,802,032
Issued in reinvestment of distributions	354,216	5,709,084	389,671	5,696,996
Redeemed	(2,145,663)	(34,869,176)	(4,952,219)	(75,001,841)
	(119,372)	(2,042,821)	(157,337)	(2,502,813)
R6 Class
Sold	6,027,195	74,642,083	N/A
Issued in connection with reorganization (Note 8)	23,818,903	288,716,133
Issued in reinvestment of distributions	410,186	5,008,367
Redeemed	(3,521,460)	(43,386,598)
	26,734,824	324,979,985
Net increase (decrease)	22,259,300	$250,814,531	2,089,014	$28,662,027

(1)	October 23, 2017 (commencement of sale) through January 31, 2018 for the R6 Class.

	Six months ended January 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	4,776,853	$65,104,703	13,095,725	$165,864,722
Issued in reinvestment of distributions	1,385,085	18,821,603	1,456,464	17,768,859
Redeemed	(6,923,295)	(94,688,848)	(15,370,456)	(193,796,988)
	(761,357)	(10,762,542)	(818,267)	(10,163,407)
I Class
Sold	5,465,177	74,770,434	14,335,122	181,284,881
Issued in reinvestment of distributions	1,630,794	22,148,751	1,799,201	21,932,254
Redeemed	(9,554,926)	(131,117,199)	(13,922,171)	(177,149,192)
	(2,458,955)	(34,198,014)	2,212,152	26,067,943
A Class
Sold	2,436,854	33,226,468	8,418,999	106,068,050
Issued in reinvestment of distributions	606,268	8,237,079	718,466	8,765,287
Redeemed	(3,875,236)	(52,850,223)	(7,598,160)	(96,275,233)
	(832,114)	(11,386,676)	1,539,305	18,558,104
C Class
Sold	10,343	141,895	100,292	1,262,423
Issued in reinvestment of distributions	6,327	86,003	7,118	86,979
Redeemed	(57,214)	(774,105)	(96,357)	(1,224,509)
	(40,544)	(546,207)	11,053	124,893
R Class
Sold	1,864,795	25,437,953	4,592,144	58,498,226
Issued in reinvestment of distributions	308,562	4,194,434	291,783	3,559,745
Redeemed	(1,960,620)	(26,805,559)	(3,633,784)	(45,827,112)
	212,737	2,826,828	1,250,143	16,230,859
R6 Class
Sold	5,652,152	71,407,385	N/A
Issued in connection with reorganization (Note 8)	20,742,097	255,359,021
Issued in reinvestment of distributions	329,974	4,108,184
Redeemed	(2,763,395)	(34,745,275)
	23,960,828	296,129,315
Net increase (decrease)	20,080,595	$242,062,704	4,194,386	$50,818,392

(1)	October 23, 2017 (commencement of sale) through January 31, 2018 for the R6 Class.

	Six months ended January 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	3,977,990	$68,000,312	10,614,187	$167,509,860
Issued in reinvestment of distributions	1,369,980	23,323,096	1,561,524	23,672,711
Redeemed	(5,956,005)	(102,406,294)	(14,378,941)	(225,576,057)
	(608,035)	(11,082,886)	(2,203,230)	(34,393,486)
I Class
Sold	3,642,811	62,618,575	12,024,084	189,750,360
Issued in reinvestment of distributions	1,264,920	21,543,789	1,468,426	22,276,028
Redeemed	(7,319,709)	(126,454,388)	(12,438,720)	(197,059,892)
	(2,411,978)	(42,292,024)	1,053,790	14,966,496
A Class
Sold	2,170,033	37,199,693	6,947,602	109,038,365
Issued in reinvestment of distributions	493,620	8,405,016	648,864	9,830,296
Redeemed	(3,810,861)	(65,309,918)	(7,971,174)	(125,490,709)
	(1,147,208)	(19,705,209)	(374,708)	(6,622,048)
C Class
Sold	29,376	502,844	56,773	895,755
Issued in reinvestment of distributions	5,084	86,607	5,825	88,546
Redeemed	(31,275)	(535,822)	(53,993)	(858,676)
	3,185	53,629	8,605	125,625
R Class
Sold	1,293,702	22,195,124	3,087,639	48,832,196
Issued in reinvestment of distributions	244,797	4,172,711	291,971	4,429,198
Redeemed	(1,503,260)	(25,820,874)	(3,380,652)	(53,438,169)
	35,239	546,961	(1,042)	(176,775)
R6 Class
Sold	4,699,698	60,515,932	N/A
Issued in connection with reorganization (Note 8)	15,697,129	195,971,413
Issued in reinvestment of distributions	297,517	3,754,660
Redeemed	(2,458,595)	(31,378,900)
	18,235,749	228,863,105
Net increase (decrease)	14,106,952	$156,383,576	(1,516,585)	$(26,100,188)

(1)	October 23, 2017 (commencement of sale) through January 31, 2018 for the R6 Class.

	Six months ended January 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	3,542,054	$49,276,770	9,305,793	$118,571,935
Issued in reinvestment of distributions	791,411	10,994,114	917,701	11,214,306
Redeemed	(5,694,175)	(79,544,617)	(10,823,083)	(137,027,450)
	(1,360,710)	(19,273,733)	(599,589)	(7,241,209)
I Class
Sold	4,276,394	59,706,576	9,869,025	126,054,596
Issued in reinvestment of distributions	1,008,092	14,016,043	1,143,317	13,982,763
Redeemed	(5,966,427)	(84,300,403)	(9,898,962)	(126,664,343)
	(681,941)	(10,577,784)	1,113,380	13,373,016
A Class
Sold	1,886,931	26,253,981	5,834,934	74,096,488
Issued in reinvestment of distributions	332,474	4,621,258	450,253	5,502,087
Redeemed	(3,101,871)	(43,111,097)	(5,076,466)	(64,678,024)
	(882,466)	(12,235,858)	1,208,721	14,920,551
C Class
Sold	8,126	113,046	27,134	344,619
Issued in reinvestment of distributions	3,154	43,897	4,483	54,960
Redeemed	(10,008)	(137,074)	(50,445)	(639,744)
	1,272	19,869	(18,828)	(240,165)
R Class
Sold	1,203,699	16,768,389	3,205,080	41,105,609
Issued in reinvestment of distributions	163,874	2,281,154	177,915	2,175,898
Redeemed	(1,291,435)	(18,012,216)	(2,427,325)	(30,922,476)
	76,138	1,037,327	955,670	12,359,031
R6 Class
Sold	4,579,280	59,692,027	N/A
Issued in connection with reorganization (Note 8)	11,953,835	150,503,976
Issued in reinvestment of distributions	197,164	2,519,760
Redeemed	(1,799,231)	(23,304,334)
	14,931,048	189,411,429
Net increase (decrease)	12,083,341	$148,381,250	2,659,354	$33,171,224

(1)	October 23, 2017 (commencement of sale) through January 31, 2018 for the R6 Class.

	Six months ended January 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	2,374,257	$35,337,644	5,164,550	$69,975,975
Issued in reinvestment of distributions	291,908	4,351,179	276,069	3,586,132
Redeemed	(1,886,721)	(28,276,258)	(3,280,367)	(44,167,353)
	779,444	11,412,565	2,160,252	29,394,754
I Class
Sold	3,213,475	48,030,471	7,258,690	98,350,920
Issued in reinvestment of distributions	483,543	7,202,839	469,620	6,100,360
Redeemed	(2,847,428)	(42,899,934)	(3,998,841)	(54,046,974)
	849,590	12,333,376	3,729,469	50,404,306
A Class
Sold	1,403,745	20,921,495	3,323,563	44,759,960
Issued in reinvestment of distributions	137,097	2,043,238	156,783	2,036,617
Redeemed	(1,446,670)	(21,522,854)	(2,560,024)	(34,717,598)
	94,172	1,441,879	920,322	12,078,979
C Class
Sold	6,533	98,158	18,433	248,931
Issued in reinvestment of distributions	1,104	16,409	1,168	15,178
Redeemed	(7,558)	(109,362)	(12,818)	(179,260)
	79	5,205	6,783	84,849
R Class
Sold	875,242	13,072,191	1,810,169	24,559,998
Issued in reinvestment of distributions	82,250	1,228,114	78,801	1,024,408
Redeemed	(681,222)	(10,268,348)	(982,869)	(13,321,069)
	276,270	4,031,957	906,101	12,263,337
R6 Class
Sold	2,034,135	27,102,801	N/A
Issued in connection with reorganization (Note 8)	6,002,906	77,270,775
Issued in reinvestment of distributions	101,734	1,329,659
Redeemed	(905,972)	(11,981,377)
	7,232,803	93,721,858
Net increase (decrease)	9,232,358	$122,946,840	7,722,927	$104,226,225

(1)	October 23, 2017 (commencement of sale) through January 31, 2018 for the R6 Class.

	Six months ended January 31, 2018(1)		Year ended July 31, 2017
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	573,414	$7,307,409	960,955	$11,006,702
Issued in reinvestment of distributions	22,840	290,848	3,830	42,041
Redeemed	(317,785)	(4,004,526)	(139,846)	(1,624,306)
	278,469	3,593,731	824,939	9,424,437
I Class
Sold	770,006	9,762,003	1,587,100	18,309,454
Issued in reinvestment of distributions	41,422	526,921	6,361	69,842
Redeemed	(365,008)	(4,619,936)	(313,278)	(3,651,476)
	446,420	5,668,988	1,280,183	14,727,820
A Class
Sold	225,151	2,851,748	413,855	4,713,420
Issued in reinvestment of distributions	7,131	90,877	1,141	12,533
Redeemed	(143,136)	(1,800,724)	(283,260)	(3,213,574)
	89,146	1,141,901	131,736	1,512,379
C Class
Sold	11,700	150,037	3,007	33,156
Issued in reinvestment of distributions	220	2,798	4	39
Redeemed	(6)	(123)	(14)	(158)
	11,914	152,712	2,997	33,037
R Class
Sold	244,468	3,110,671	273,320	3,119,674
Issued in reinvestment of distributions	7,326	93,433	687	7,551
Redeemed	(38,303)	(491,013)	(22,287)	(254,710)
	213,491	2,713,091	251,720	2,872,515
R6 Class
Sold	440,313	5,717,003	N/A
Issued in connection with reorganization (Note 8)	769,462	9,719,182
Issued in reinvestment of distributions	13,210	169,875
Redeemed	(76,643)	(993,471)
	1,146,342	14,612,589
Net increase (decrease)	2,185,782	$27,883,012	2,491,575	$28,570,188

(1)	October 23, 2017 (commencement of sale) through January 31, 2018 for the R6 Class.

6. Fair Value Measurements

The funds’ investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the funds’ investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	One Choice In Retirement Portfolio	One Choice 2020 Portfolio	One Choice 2025 Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio
Federal tax cost of investments	$1,678,059,824	$1,981,477,570	$2,802,297,285	$2,358,952,941	$2,370,282,055
Gross tax appreciation of investments	$262,268,027	$279,856,636	$505,838,871	$370,929,409	$486,652,324
Gross tax depreciation of investments	(1,949,063)	(2,039,128)	(1,657,222)	(4,585,549)	(283,511)
Net tax appreciation (depreciation) of investments	$260,318,964	$277,817,508	$504,181,649	$366,343,860	$486,368,813

	One Choice 2040 Portfolio	One Choice 2045 Portfolio	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Federal tax cost of investments	$1,739,590,132	$1,663,858,246	$1,078,413,090	$604,465,784	$64,452,874
Gross tax appreciation of investments	$320,530,006	$389,932,167	$210,709,203	$91,205,557	$6,491,470
Gross tax depreciation of investments	(1,667,191)	(196,187)	(840,325)	(554,407)	(55,406)
Net tax appreciation (depreciation) of investments	$318,862,815	$389,735,980	$209,868,878	$90,651,150	$6,436,064

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Reorganization

On June 29, 2017, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of each One Choice® Target Date Portfolio R6, ten funds in a series issued by the corporation, were transferred to the corresponding One Choice Target Date Portfolio in exchange for shares of the R6 Class of the corresponding One Choice Target Date Portfolio. The purpose of the transaction was to reduce the number of One Choice Target Date Portfolios by merging each One Choice Target Date Portfolio R6 into its corresponding One Choice Target Date Portfolio. The financial statements and performance history of each One Choice Target Date Portfolio survived after the reorganization. The reorganization was effective at the close of the NYSE on October 20, 2017.

The reorganization was accomplished by a tax-free exchange of shares. On October 20, 2017, each One Choice Target Date Portfolio R6 exchanged its shares for shares of each corresponding One Choice Target Date Portfolio as follows:

Original Fund	Shares Exchanged	New Fund/Class	Shares Received
One Choice® In Retirement Portfolio R6	18,153,611	One Choice In Retirement Portfolio - R6 Class	18,153,611
One Choice® 2020 Portfolio R6	23,968,200	One Choice 2020 Portfolio - R6 Class	23,968,200
One Choice® 2025 Portfolio R6	30,536,410	One Choice 2025 Portfolio - R6 Class	30,536,410
One Choice® 2030 Portfolio R6	29,224,928	One Choice 2030 Portfolio - R6 Class	29,224,928
One Choice® 2035 Portfolio R6	23,818,903	One Choice 2035 Portfolio - R6 Class	23,818,903
One Choice® 2040 Portfolio R6	20,742,097	One Choice 2040 Portfolio - R6 Class	20,742,097
One Choice® 2045 Portfolio R6	15,697,129	One Choice 2045 Portfolio - R6 Class	15,697,129
One Choice® 2050 Portfolio R6	11,953,835	One Choice 2050 Portfolio - R6 Class	11,953,835
One Choice® 2055 Portfolio R6	6,002,906	One Choice 2055 Portfolio - R6 Class	6,002,906
One Choice® 2060 Portfolio R6	769,462	One Choice 2060 Portfolio - R6 Class	769,462

The net assets of each fund immediately before and immediately after the reorganization were as follows:

Original Fund	Original Fund Net Assets Before Reorganization	New Fund	New Fund Net Assets Before Reorganization	Combined Net Assets after Reorganization
One Choice In Retirement Portfolio R6	$201,544,137	One Choice In Retirement Portfolio	$1,785,403,554	$1,986,947,691
One Choice 2020 Portfolio R6	$274,310,194	One Choice 2020 Portfolio	$1,993,619,895	$2,267,930,089
One Choice 2025 Portfolio R6	$358,582,561	One Choice 2025 Portfolio	$2,941,695,743	$3,300,278,304
One Choice 2030 Portfolio R6	$347,829,586	One Choice 2030 Portfolio	$2,312,862,779	$2,660,692,365
One Choice 2035 Portfolio R6	$288,716,133	One Choice 2035 Portfolio	$2,494,139,862	$2,782,855,995
One Choice 2040 Portfolio R6	$255,359,021	One Choice 2040 Portfolio	$1,714,424,522	$1,969,783,543
One Choice 2045 Portfolio R6	$195,971,413	One Choice 2045 Portfolio	$1,788,597,455	$1,984,568,868
One Choice 2050 Portfolio R6	$150,503,976	One Choice 2050 Portfolio	$1,074,329,771	$1,224,833,747
One Choice 2055 Portfolio R6	$77,270,775	One Choice 2055 Portfolio	$553,006,019	$630,276,794
One Choice 2060 Portfolio R6	$9,719,182	One Choice 2060 Portfolio	$43,744,335	$53,463,517

The following unrealized appreciation (depreciation) of each One Choice Target Date Portfolio R6 was combined with that of each One Choice Target Date Portfolio.

Original Fund	Original Fund Unrealized Appreciation (Depreciation)
One Choice In Retirement Portfolio R6	$13,940,257
One Choice 2020 Portfolio R6	$20,427,493
One Choice 2025 Portfolio R6	$28,297,175
One Choice 2030 Portfolio R6	$30,630,214
One Choice 2035 Portfolio R6	$27,567,558
One Choice 2040 Portfolio R6	$26,095,880
One Choice 2045 Portfolio R6	$21,845,945
One Choice 2050 Portfolio R6	$16,183,747
One Choice 2055 Portfolio R6	$9,374,875
One Choice 2060 Portfolio R6	$837,781

Assuming the reorganization had been completed on August 1, 2017, the beginning of the annual reporting period, the pro forma results of operations for the period ended January 31, 2018 for each fund are as follows:

	Net Investment Income (Loss)	Net Realized And Unrealized Gain (Loss)	Net Increase (Decrease) In Net Assets Resulting From Operations
One Choice In Retirement Portfolio	$24,804,485	$88,156,154	$112,960,639
One Choice 2020 Portfolio	$29,154,839	$109,403,658	$138,558,497
One Choice 2025 Portfolio	$43,207,268	$183,709,750	$226,917,018
One Choice 2030 Portfolio	$36,024,342	$169,727,164	$205,751,506
One Choice 2035 Portfolio	$38,015,825	$201,653,762	$239,669,587
One Choice 2040 Portfolio	$27,823,912	$161,294,957	$189,118,869
One Choice 2045 Portfolio	$28,123,893	$179,514,897	$207,638,790
One Choice 2050 Portfolio	$17,598,244	$119,411,045	$137,009,289
One Choice 2055 Portfolio	$9,316,022	$64,674,329	$73,990,351
One Choice 2060 Portfolio	$854,878	$5,931,158	$6,786,036

Because the combined investment portfolios have been managed as single integrated portfolios since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of each One Choice Target Date Portfolio R6 that have been included in each corresponding One Choice Target Date Portfolio's Statement of Operations since October 23, 2017.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended January 31, 2018 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice In Retirement Portfolio (Amounts in thousands)
Inflation-Adjusted Bond Fund	$27,270	$34,776	$1,962	$(315)	$62,970	5,452	$(19)	$665
NT Diversified Bond Fund	392,078	25,315	39,341	(5,648)	418,379	39,321	(459)	5,512
NT High Income Fund	69,002	2,922	9,680	(341)	70,020	7,002	(31)	2,196
Short Duration Inflation Protection Bond Fund	110,637	29,686	5,257	(1,427)	146,565	14,369	(61)	1,828
NT Core Equity Plus Fund	54,519	1,422	12,460	6,181	54,497	3,048	2,600	1,216
NT Disciplined Growth Fund	27,265	1,042	6,031	2,854	27,368	2,052	1,305	978
NT Equity Growth Fund	181,279	13,402	43,737	13,360	180,175	12,375	6,302	12,315
NT Growth Fund	81,442	8,196	19,502	5,008	81,954	4,378	3,854	7,764
NT Heritage Fund	40,885	2,960	8,974	2,329	40,871	2,762	1,178	2,863
NT Large Company Value Fund	172,795	17,362	36,569	617	170,653	14,139	2,137	15,697
NT Mid Cap Value Fund	81,479	7,791	16,048	510	81,148	5,776	1,462	7,561
NT Small Company Fund	36,127	5,354	7,432	(966)	36,199	3,605	930	4,903
Emerging Markets Debt Fund	—	24,089	679	(100)	23,310	2,250	(1)	219
Global Bond Fund	127,139	28,774	5,868	(1,618)	162,960	16,008	(24)	3,634
International Bond Fund	91,268	2,561	61,413	4,190	46,758	3,418	(1,962)	164
U.S. Government Money Market Fund	180,321	4,622	11,055	—	194,004	194,004	—	1,068
NT Global Real Estate Fund	18,281	894	3,455	851	18,342	1,825	(19)	711
NT International Growth Fund	81,914	4,062	18,416	7,175	81,518	6,180	3,727	2,958
NT International Value Fund	41,147	1,664	8,261	2,614	40,687	3,736	424	1,479
	$1,814,848	$216,894	$316,140	$35,274	$1,938,378	341,700	$21,343	$73,731

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2020 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$60,114	$1,851	$13,295	$8,498	$64,017	3,580	$1,860	$1,411
NT Disciplined Growth Fund	33,813	1,406	7,396	3,898	35,334	2,649	1,619	1,245
NT Equity Growth Fund	195,282	15,511	43,753	18,245	206,694	14,196	4,514	13,879
NT Growth Fund	98,230	10,697	22,904	7,225	103,528	5,530	4,330	9,668
NT Heritage Fund	54,463	4,868	11,400	3,822	58,071	3,924	1,291	4,016
NT Large Company Value Fund	190,737	21,031	36,193	2,357	200,570	16,617	1,170	18,132
NT Mid Cap Value Fund	97,258	10,952	19,887	1,262	100,635	7,163	1,487	9,244
NT Small Company Fund	37,129	6,536	7,245	(689)	40,012	3,985	729	5,365
Inflation-Adjusted Bond Fund	44,073	37,004	2,133	(297)	84,393	7,307	(57)	884
NT Diversified Bond Fund	423,493	40,946	42,334	(6,286)	476,893	44,821	(499)	6,070
NT High Income Fund	75,109	4,046	4,164	(378)	85,076	8,508	(9)	2,513
Short Duration Inflation Protection Bond Fund	106,248	27,369	3,632	(1,410)	143,675	14,086	(37)	1,775
Emerging Markets Debt Fund	—	32,715	727	(137)	31,851	3,074	—	297
Global Bond Fund	134,104	39,295	4,734	(1,796)	185,387	18,211	(35)	4,101
International Bond Fund	96,672	776	60,791	3,810	53,405	3,904	(1,195)	185
U.S. Government Money Market Fund	175,388	9,567	5,278	—	203,560	203,560	—	1,074
NT Emerging Markets Fund	12,744	1,301	4,084	(231)	10,878	756	1,925	1,063
NT Global Real Estate Fund	22,701	1,228	4,171	1,104	23,695	2,358	(5)	906
NT International Growth Fund	91,774	5,672	21,051	9,713	95,726	7,257	3,330	3,431
NT International Small-Mid Cap Fund	3,243	129	1,160	261	2,812	200	322	117
NT International Value Fund	51,789	2,987	10,928	3,581	53,082	4,874	572	1,904
	$2,004,364	$275,887	$327,260	$52,552	$2,259,294	376,560	$21,312	$87,280

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2025 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$88,486	$2,366	$17,506	$12,586	$94,730	5,298	$2,407	$2,080
NT Disciplined Growth Fund	60,722	2,337	11,489	7,204	64,355	4,824	2,427	2,262
NT Equity Growth Fund	279,636	21,035	56,123	26,346	298,435	20,497	5,637	19,959
NT Growth Fund	163,222	16,685	33,855	11,225	172,488	9,214	7,405	16,041
NT Heritage Fund	107,509	9,118	19,930	7,589	115,120	7,778	2,118	7,935
NT Large Company Value Fund	287,686	31,016	48,193	3,483	304,864	25,258	1,386	27,491
NT Mid Cap Value Fund	164,814	17,951	29,574	2,414	172,357	12,267	1,838	15,784
NT Small Company Fund	47,576	8,121	7,908	(725)	51,742	5,154	632	6,896
Inflation-Adjusted Bond Fund	101,700	38,136	2,032	(326)	150,385	13,020	(97)	1,573
NT Diversified Bond Fund	594,470	43,328	50,989	(8,851)	654,199	61,485	(637)	8,425
NT High Income Fund	105,105	19,392	3,140	(482)	134,441	13,444	(8)	3,692
Short Duration Inflation Protection Bond Fund	108,356	5,922	1,735	(1,232)	125,507	12,305	(28)	1,551
Emerging Markets Debt Fund	—	62,806	876	(265)	61,665	5,952	(1)	575
Global Bond Fund	177,683	61,795	5,449	(2,727)	253,765	24,928	(85)	5,612
International Bond Fund	125,914	869	75,142	6,142	73,242	5,354	(2,791)	252
NT Emerging Markets Fund	52,111	6,450	10,763	3,689	55,555	3,861	2,777	5,476
NT Global Real Estate Fund	40,613	2,084	5,972	1,920	43,062	4,285	(18)	1,644
NT International Growth Fund	145,891	8,206	29,214	14,887	153,352	11,626	5,431	5,486
NT International Small-Mid Cap Fund	14,106	641	3,428	1,737	14,277	1,016	855	598
NT International Value Fund	94,603	4,902	16,757	6,459	98,137	9,012	854	3,516
U.S. Government Money Market Fund	183,531	11,552	3,098	—	214,793	214,793	—	1,127
	$2,943,734	$374,712	$433,173	$91,073	$3,306,471	471,371	$30,102	$137,975

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2030 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$68,579	$2,212	$11,036	$11,030	$79,526	4,448	$1,409	$1,718
NT Disciplined Growth Fund	55,707	2,493	8,717	7,836	63,777	4,781	1,670	2,206
NT Equity Growth Fund	212,158	17,685	35,479	23,313	244,287	16,778	2,859	16,015
NT Growth Fund	151,938	17,477	26,929	14,506	175,109	9,354	4,280	16,053
NT Heritage Fund	97,945	9,005	15,207	8,099	112,406	7,595	1,283	7,626
NT Large Company Value Fund	229,808	27,043	28,937	3,875	263,305	21,815	404	23,218
NT Mid Cap Value Fund	136,002	16,919	16,191	3,410	158,164	11,257	394	14,153
NT Small Company Fund	47,551	8,201	8,265	(780)	52,467	5,226	858	6,913
Inflation-Adjusted Bond Fund	102,779	5,439	1,572	49	122,990	10,649	(148)	1,276
NT Diversified Bond Fund	423,298	54,691	43,229	(6,432)	495,856	46,603	(567)	6,185
NT High Income Fund	76,436	25,739	1,720	(314)	112,359	11,236	(7)	2,867
Short Duration Inflation Protection Bond Fund	48,591	1,496	9,908	(379)	47,779	4,684	(67)	584
NT Emerging Markets Fund	58,074	7,757	10,574	5,644	66,684	4,634	2,102	6,478
NT Global Real Estate Fund	37,415	2,187	3,848	1,894	42,771	4,256	(1)	1,604
NT International Growth Fund	122,891	7,433	21,571	15,503	138,730	10,518	2,846	4,893
NT International Small-Mid Cap Fund	18,019	1,003	3,557	2,815	20,293	1,444	787	843
NT International Value Fund	87,759	5,011	11,503	6,939	98,800	9,073	561	3,490
Emerging Markets Debt Fund	—	59,231	321	(251)	58,659	5,662	—	544
Global Bond Fund	123,640	53,874	2,287	(2,070)	192,384	18,898	(20)	4,214
International Bond Fund	68,940	2,993	42,156	3,048	43,532	3,182	(950)	147
U.S. Government Money Market Fund	113,726	5,564	1,199	—	135,418	135,418	—	706
	$2,281,256	$333,453	$304,206	$97,735	$2,725,296	347,511	$17,693	$121,733

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2035 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$80,107	$2,634	$10,516	$12,745	$92,985	5,201	$1,206	$1,980
NT Disciplined Growth Fund	69,167	3,129	9,042	9,624	79,241	5,940	1,514	2,710
NT Equity Growth Fund	227,449	19,116	31,697	24,406	261,797	17,981	2,333	17,042
NT Growth Fund	200,506	23,265	33,456	17,359	226,373	12,093	5,634	20,630
NT Heritage Fund	111,243	10,591	14,006	9,039	128,178	8,661	1,107	8,649
NT Large Company Value Fund	258,774	32,307	28,814	3,948	294,004	24,358	388	25,927
NT Mid Cap Value Fund	146,531	18,337	15,070	3,163	168,204	11,972	396	15,035
NT Small Company Fund	68,354	12,266	11,553	(1,556)	73,945	7,365	1,358	9,753
Inflation-Adjusted Bond Fund	127,401	3,942	47,920	2,552	101,340	8,774	(2,221)	1,049
NT Diversified Bond Fund	399,168	37,959	29,565	(6,143)	449,667	42,262	(332)	5,703
NT High Income Fund	74,346	27,257	1,714	(297)	108,575	10,857	(6)	2,764
Short Duration Inflation Protection Bond Fund	19,083	619	10,366	(80)	11,822	1,159	(21)	145
NT Emerging Markets Fund	74,522	10,986	12,461	6,699	85,596	5,948	2,350	8,275
NT Global Real Estate Fund	46,291	2,720	3,755	2,219	52,452	5,219	(17)	1,981
NT International Growth Fund	152,677	9,353	21,447	19,126	174,021	13,193	2,621	6,066
NT International Small-Mid Cap Fund	27,365	1,489	4,799	4,173	30,583	2,177	1,050	1,254
NT International Value Fund	109,945	6,542	12,509	8,127	122,641	11,262	530	4,331
Emerging Markets Debt Fund	—	63,115	458	(267)	62,390	6,022	(1)	581
Global Bond Fund	117,928	49,916	2,582	(2,010)	177,206	17,407	(39)	3,879
International Bond Fund	24,768	1,172	15,146	267	14,185	1,037	403	48
U.S. Government Money Market Fund	122,261	5,723	941	—	141,445	141,445	—	746
	$2,457,886	$342,438	$317,817	$113,094	$2,856,650	360,333	$18,253	$138,548

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2040 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$55,309	$2,083	$7,091	$9,264	$66,704	3,731	$755	$1,408
NT Disciplined Growth Fund	52,230	2,654	6,528	7,834	62,401	4,678	1,031	2,119
NT Equity Growth Fund	165,397	14,949	21,381	18,952	199,107	13,675	1,484	12,737
NT Growth Fund	158,941	19,830	21,295	16,674	193,637	10,344	2,856	17,382
NT Heritage Fund	91,759	9,421	11,624	7,954	109,474	7,397	847	7,316
NT Large Company Value Fund	195,632	27,020	21,988	3,358	231,261	19,160	231	20,184
NT Mid Cap Value Fund	105,928	14,633	10,890	2,622	126,584	9,009	222	11,209
NT Small Company Fund	52,895	10,553	6,681	(639)	62,844	6,259	406	8,212
Inflation-Adjusted Bond Fund	87,164	5,439	53,800	1,929	54,397	4,710	(1,524)	563
NT Diversified Bond Fund	232,263	31,917	19,520	(3,646)	276,850	26,020	(216)	3,388
NT High Income Fund	43,041	19,855	1,248	(167)	68,161	6,816	(4)	1,673
NT Emerging Markets Fund	62,111	9,726	11,854	5,575	71,711	4,983	2,503	6,875
NT Global Real Estate Fund	36,309	2,559	2,976	1,845	42,745	4,253	(28)	1,603
NT International Growth Fund	112,864	7,778	15,047	15,793	135,054	10,239	1,238	4,630
NT International Small-Mid Cap Fund	24,285	1,539	3,990	4,078	28,661	2,040	811	1,167
NT International Value Fund	82,926	7,128	9,899	6,636	97,078	8,914	397	3,406
Emerging Markets Debt Fund	—	41,322	293	(173)	40,856	3,944	(1)	379
Global Bond Fund	72,281	29,125	1,830	(1,139)	109,486	10,755	(30)	2,383
U.S. Government Money Market Fund	62,715	9,633	768	—	81,441	81,441	—	406
	$1,694,050	$267,164	$228,703	$96,750	$2,058,452	238,368	$10,978	$107,040

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2045 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$66,194	$2,650	$8,229	$10,594	$77,609	4,341	$869	$1,641
NT Disciplined Growth Fund	56,294	2,980	6,551	8,043	65,789	4,932	961	2,231
NT Equity Growth Fund	180,496	16,362	23,546	19,520	210,113	14,431	1,609	13,570
NT Growth Fund	179,373	22,431	25,064	17,590	210,773	11,259	3,022	19,075
NT Heritage Fund	110,087	11,327	14,560	8,722	126,255	8,531	1,155	8,442
NT Large Company Value Fund	222,127	30,674	23,609	3,339	255,537	21,171	342	22,345
NT Mid Cap Value Fund	120,536	15,788	12,614	2,546	138,230	9,838	336	12,271
NT Small Company Fund	52,233	10,420	6,655	(665)	60,298	6,006	263	7,905
NT Emerging Markets Fund	82,153	12,550	15,226	6,892	92,576	6,433	2,773	8,924
NT Global Real Estate Fund	42,058	2,930	2,964	2,025	48,367	4,813	(33)	1,810
NT International Growth Fund	120,327	8,633	15,598	15,893	140,246	10,633	1,271	4,870
NT International Small-Mid Cap Fund	30,632	1,989	4,729	4,931	35,403	2,520	875	1,441
NT International Value Fund	89,246	7,476	9,801	6,574	101,796	9,348	370	3,569
Inflation-Adjusted Bond Fund	75,970	3,756	44,245	1,639	45,745	3,961	(1,299)	471
NT Diversified Bond Fund	203,324	22,885	14,490	(3,140)	231,307	21,739	(135)	2,892
NT High Income Fund	38,020	16,344	1,156	(150)	57,375	5,738	(4)	1,432
Emerging Markets Debt Fund	—	34,872	309	(146)	34,417	3,322	—	319
Global Bond Fund	68,664	17,959	1,951	(916)	91,337	8,972	(25)	1,999
U.S. Government Money Market Fund	21,552	6,424	225	—	30,420	30,420	—	148
	$1,759,286	$248,450	$231,522	$103,291	$2,053,593	188,408	$12,350	$115,355

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2050 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$46,812	$3,323	$5,597	$8,058	$58,599	3,277	$503	$1,227
NT Disciplined Growth Fund	34,689	2,619	3,945	5,471	42,942	3,219	378	1,445
NT Equity Growth Fund	106,968	13,354	13,678	12,584	132,789	9,120	637	8,427
NT Growth Fund	111,528	19,117	16,963	12,481	139,696	7,462	1,014	12,541
NT Heritage Fund	68,655	9,544	8,344	6,207	84,923	5,738	355	5,642
NT Large Company Value Fund	140,284	27,343	17,368	2,317	171,644	14,221	182	14,759
NT Mid Cap Value Fund	72,378	13,388	7,449	1,735	89,631	6,379	113	7,819
NT Small Company Fund	33,458	8,942	5,079	(398)	41,155	4,099	110	5,349
NT Emerging Markets Fund	57,929	11,642	12,597	5,421	68,135	4,735	1,885	6,499
NT Global Real Estate Fund	27,504	3,466	2,594	1,390	33,491	3,332	(23)	1,244
NT International Growth Fund	70,583	9,550	10,374	10,324	88,697	6,725	345	3,025
NT International Small-Mid Cap Fund	21,356	1,931	3,189	3,785	26,292	1,871	489	1,062
NT International Value Fund	54,870	7,683	7,280	4,306	66,404	6,098	208	2,313
Inflation-Adjusted Bond Fund	38,946	3,132	24,355	756	24,100	2,087	(575)	244
NT Diversified Bond Fund	101,134	19,062	10,421	(1,590)	122,631	11,525	(98)	1,474
NT High Income Fund	19,485	9,490	1,263	(78)	30,424	3,042	(2)	745
Emerging Markets Debt Fund	—	18,627	436	(76)	18,115	1,749	—	168
Global Bond Fund	36,920	9,035	2,092	(430)	48,613	4,775	(15)	1,039
	$1,043,499	$191,248	$153,024	$72,263	$1,288,281	99,454	$5,506	$75,022

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2055 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$23,190	$2,328	$1,573	$4,443	$31,432	1,758	$74	$649
NT Disciplined Growth Fund	17,721	1,992	1,100	3,151	23,924	1,793	37	793
NT Equity Growth Fund	54,281	8,421	3,560	7,065	73,249	5,031	96	4,540
NT Growth Fund	55,847	11,915	5,796	7,047	75,956	4,057	126	6,698
NT Heritage Fund	34,376	6,126	2,995	3,369	45,364	3,065	80	2,960
NT Large Company Value Fund	72,385	18,223	5,666	1,534	96,594	8,003	(130)	8,109
NT Mid Cap Value Fund	34,923	7,892	2,109	959	46,352	3,299	(3)	3,937
NT Small Company Fund	19,194	6,100	1,830	(179)	25,763	2,566	(14)	3,266
NT Emerging Markets Fund	32,441	8,599	5,039	4,146	43,539	3,026	206	4,086
NT Global Real Estate Fund	15,016	3,034	1,012	824	19,929	1,983	(13)	722
NT International Growth Fund	32,801	5,580	3,208	5,229	44,443	3,369	51	1,490
NT International Small-Mid Cap Fund	12,279	1,490	1,402	2,503	16,279	1,159	88	647
NT International Value Fund	28,227	5,478	2,473	2,505	37,286	3,424	32	1,270
Inflation-Adjusted Bond Fund	16,828	2,240	10,353	193	11,407	988	(117)	115
NT Diversified Bond Fund	43,040	11,592	2,526	(730)	57,735	5,426	(42)	658
NT High Income Fund	8,400	4,994	280	(33)	14,322	1,432	(1)	337
Emerging Markets Debt Fund	—	8,729	106	(33)	8,590	829	—	80
Global Bond Fund	16,477	4,795	486	(203)	22,952	2,255	(8)	483
	$517,426	$119,528	$51,514	$41,790	$695,116	53,463	$462	$40,840

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value(2)	Ending Shares	Net Realized Gain (Loss)	Distributions Received(3)
One Choice 2060 Portfolio (Amounts in thousands)
NT Core Equity Plus Fund	$1,695	$865	$172	$400	$3,187	178	$1	$59
NT Disciplined Growth Fund	1,316	728	143	280	2,480	186	1	73
NT Equity Growth Fund	4,052	2,404	440	646	7,614	523	1	412
NT Growth Fund	4,132	2,626	501	633	7,828	418	4	615
NT Heritage Fund	2,542	1,603	272	307	4,778	323	(1)	280
NT Large Company Value Fund	5,385	3,807	588	128	10,061	834	—	734
NT Mid Cap Value Fund	2,544	1,786	265	70	4,762	339	(1)	353
NT Small Company Fund	1,503	1,161	171	(32)	2,813	280	(2)	312
NT Emerging Markets Fund	2,475	1,545	267	375	4,624	321	5	388
NT Global Real Estate Fund	1,133	765	107	80	2,143	213	(1)	69
NT International Growth Fund	2,276	1,221	202	459	4,252	322	—	129
NT International Small-Mid Cap Fund	943	458	83	245	1,767	126	1	65
NT International Value Fund	2,089	1,281	206	238	3,875	356	(1)	118
Inflation-Adjusted Bond Fund	1,130	539	901	9	1,068	92	(6)	10
NT Diversified Bond Fund	2,834	2,163	310	(61)	5,348	503	(5)	52
NT High Income Fund	564	685	49	(1)	1,344	134	—	27
Emerging Markets Debt Fund	—	816	6	(2)	808	78	—	7
Global Bond Fund	1,130	851	107	(22)	2,137	210	—	41
	$37,743	$25,304	$4,790	$3,752	$70,889	5,436	$(4)	$3,744

(1)	Underlying fund investments represent G Class.

(2)	Ending value may include underlying fund investments transferred as a result of an agreement and plan of reorganization. (Note 8)

(3)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2018(4)	$13.17	0.17	0.60	0.77	(0.17)	(0.17)	(0.34)	$13.60	5.88%	0.75%(5)	0.77%(5)	2.57%(5)	2.55%(5)	11%	$844,393
2017	$12.73	0.18	0.64	0.82	(0.17)	(0.21)	(0.38)	$13.17	6.64%	0.20%	0.20%	1.38%	1.38%	12%	$848,180
2016	$12.62	0.21	0.12	0.33	(0.21)	(0.01)	(0.22)	$12.73	2.76%	0.20%	0.20%	1.73%	1.73%	14%	$837,622
2015	$13.02	0.20	0.27	0.47	(0.29)	(0.58)	(0.87)	$12.62	3.66%	0.20%	0.20%	1.59%	1.59%	17%	$822,618
2014	$12.41	0.27	0.73	1.00	(0.27)	(0.12)	(0.39)	$13.02	8.19%	0.20%	0.20%	2.09%	2.09%	16%	$255,133
2013	$11.61	0.22	0.94	1.16	(0.23)	(0.13)	(0.36)	$12.41	10.11%	0.20%	0.20%	1.83%	1.83%	11%	$205,529
I Class
2018(4)	$13.17	0.18	0.61	0.79	(0.18)	(0.17)	(0.35)	$13.61	6.06%	0.55%(5)	0.59%(5)	2.77%(5)	2.73%(5)	11%	$430,650
2017	$12.73	0.20	0.65	0.85	(0.20)	(0.21)	(0.41)	$13.17	6.85%	0.00%(6)	0.00%(6)	1.58%	1.58%	12%	$481,066
2016	$12.62	0.23	0.13	0.36	(0.24)	(0.01)	(0.25)	$12.73	2.97%	0.00%(6)	0.00%(6)	1.93%	1.93%	14%	$510,188
2015	$13.03	0.22	0.27	0.49	(0.32)	(0.58)	(0.90)	$12.62	3.79%	0.00%(6)	0.00%(6)	1.79%	1.79%	17%	$485,416
2014	$12.42	0.29	0.73	1.02	(0.29)	(0.12)	(0.41)	$13.03	8.40%	0.00%(6)	0.00%(6)	2.29%	2.29%	16%	$130,406
2013	$11.61	0.25	0.94	1.19	(0.25)	(0.13)	(0.38)	$12.42	10.42%	0.00%(6)	0.00%(6)	2.03%	2.03%	11%	$104,270

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018(4)	$13.17	0.15	0.61	0.76	(0.15)	(0.17)	(0.32)	$13.61	5.82%	1.00%(5)	1.02%(5)	2.32%(5)	2.30%(5)	11%	$269,050
2017	$12.73	0.15	0.64	0.79	(0.14)	(0.21)	(0.35)	$13.17	6.37%	0.45%	0.45%	1.13%	1.13%	12%	$295,489
2016	$12.62	0.18	0.12	0.30	(0.18)	(0.01)	(0.19)	$12.73	2.50%	0.45%	0.45%	1.48%	1.48%	14%	$361,052
2015	$13.02	0.17	0.27	0.44	(0.26)	(0.58)	(0.84)	$12.62	3.39%	0.45%	0.45%	1.34%	1.34%	17%	$428,050
2014	$12.41	0.24	0.73	0.97	(0.24)	(0.12)	(0.36)	$13.02	7.92%	0.45%	0.45%	1.84%	1.84%	16%	$139,911
2013	$11.60	0.19	0.95	1.14	(0.20)	(0.13)	(0.33)	$12.41	9.94%	0.45%	0.45%	1.58%	1.58%	11%	$119,504
C Class
2018(4)	$13.13	0.09	0.61	0.70	(0.10)	(0.17)	(0.27)	$13.56	5.36%	1.75%(5)	1.77%(5)	1.57%(5)	1.55%(5)	11%	$7,133
2017	$12.70	0.05	0.64	0.69	(0.05)	(0.21)	(0.26)	$13.13	5.56%	1.20%	1.20%	0.38%	0.38%	12%	$8,431
2016	$12.59	0.08	0.14	0.22	(0.10)	(0.01)	(0.11)	$12.70	1.78%	1.20%	1.20%	0.73%	0.73%	14%	$9,705
2015	$13.00	0.07	0.27	0.34	(0.17)	(0.58)	(0.75)	$12.59	2.59%	1.20%	1.20%	0.59%	0.59%	17%	$7,721
2014	$12.41	0.14	0.73	0.87	(0.16)	(0.12)	(0.28)	$13.00	7.13%	1.20%	1.20%	1.09%	1.09%	16%	$2,574
2013	$11.61	0.10	0.94	1.04	(0.11)	(0.13)	(0.24)	$12.41	9.04%	1.20%	1.20%	0.83%	0.83%	11%	$1,369
R Class
2018(4)	$13.15	0.13	0.61	0.74	(0.13)	(0.17)	(0.30)	$13.59	5.69%	1.25%(5)	1.27%(5)	2.07%(5)	2.05%(5)	11%	$171,226
2017	$12.71	0.11	0.65	0.76	(0.11)	(0.21)	(0.32)	$13.15	6.11%	0.70%	0.70%	0.88%	0.88%	12%	$181,722
2016	$12.60	0.15	0.12	0.27	(0.15)	(0.01)	(0.16)	$12.71	2.25%	0.70%	0.70%	1.23%	1.23%	14%	$201,425
2015	$13.00	0.16	0.25	0.41	(0.23)	(0.58)	(0.81)	$12.60	3.13%	0.70%	0.70%	1.09%	1.09%	17%	$244,718
2014	$12.40	0.20	0.72	0.92	(0.20)	(0.12)	(0.32)	$13.00	7.57%	0.70%	0.70%	1.59%	1.59%	16%	$100,946
2013	$11.59	0.16	0.95	1.11	(0.17)	(0.13)	(0.30)	$12.40	9.67%	0.70%	0.70%	1.33%	1.33%	11%	$60,104
R6 Class
2018(7)	$11.10	0.13	0.31	0.44	(0.15)	(0.01)	(0.16)	$11.38	4.03%	0.39%(5)	0.51%(5)	4.16%(5)	4.04%(5)	11%(8)	$215,854

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2018 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through January 31, 2018 (unaudited).

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended January 31, 2018 (unaudited).

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2020 Portfolio
Investor Class
2018(4)	$12.42	0.16	0.61	0.77	(0.22)	(0.15)	(0.37)	$12.82	6.36%	0.75%(5)	0.78%(5)	2.61%(5)	2.58%(5)	13%	$721,458
2017	$11.98	0.17	0.66	0.83	(0.16)	(0.23)	(0.39)	$12.42	7.13%	0.20%	0.20%	1.40%	1.40%	17%	$721,277
2016	$12.30	0.20	0.09	0.29	(0.20)	(0.41)	(0.61)	$11.98	2.60%	0.20%	0.20%	1.75%	1.75%	12%	$679,473
2015	$12.26	0.26	0.24	0.50	(0.27)	(0.19)	(0.46)	$12.30	4.14%	0.20%	0.20%	2.08%	2.08%	19%	$611,536
2014	$11.56	0.26	0.77	1.03	(0.24)	(0.09)	(0.33)	$12.26	8.99%	0.20%	0.20%	2.16%	2.16%	10%	$549,087
2013	$10.64	0.20	1.02	1.22	(0.20)	(0.10)	(0.30)	$11.56	11.67%	0.20%	0.20%	1.79%	1.79%	6%	$384,010
I Class
2018(4)	$12.43	0.17	0.61	0.78	(0.25)	(0.15)	(0.40)	$12.81	6.40%	0.55%(5)	0.60%(5)	2.81%(5)	2.76%(5)	13%	$727,359
2017	$11.99	0.19	0.66	0.85	(0.18)	(0.23)	(0.41)	$12.43	7.34%	0.00%(6)	0.00%(6)	1.60%	1.60%	17%	$758,431
2016	$12.31	0.22	0.09	0.31	(0.22)	(0.41)	(0.63)	$11.99	2.80%	0.00%(6)	0.00%(6)	1.95%	1.95%	12%	$733,520
2015	$12.27	0.26	0.27	0.53	(0.30)	(0.19)	(0.49)	$12.31	4.35%	0.00%(6)	0.00%(6)	2.28%	2.28%	19%	$579,653
2014	$11.57	0.28	0.77	1.05	(0.26)	(0.09)	(0.35)	$12.27	9.20%	0.00%(6)	0.00%(6)	2.36%	2.36%	10%	$310,325
2013	$10.65	0.22	1.02	1.24	(0.22)	(0.10)	(0.32)	$11.57	11.89%	0.00%(6)	0.00%(6)	1.99%	1.99%	6%	$211,576
A Class
2018(4)	$12.40	0.14	0.61	0.75	(0.19)	(0.15)	(0.34)	$12.81	6.18%	1.00%(5)	1.03%(5)	2.36%(5)	2.33%(5)	13%	$336,266
2017	$11.96	0.14	0.66	0.80	(0.13)	(0.23)	(0.36)	$12.40	6.87%	0.45%	0.45%	1.15%	1.15%	17%	$349,172
2016	$12.28	0.18	0.08	0.26	(0.17)	(0.41)	(0.58)	$11.96	2.33%	0.45%	0.45%	1.50%	1.50%	12%	$342,985
2015	$12.23	0.23	0.25	0.48	(0.24)	(0.19)	(0.43)	$12.28	3.97%	0.45%	0.45%	1.83%	1.83%	19%	$357,730
2014	$11.54	0.23	0.76	0.99	(0.21)	(0.09)	(0.30)	$12.23	8.64%	0.45%	0.45%	1.91%	1.91%	10%	$334,141
2013	$10.62	0.17	1.02	1.19	(0.17)	(0.10)	(0.27)	$11.54	11.41%	0.45%	0.45%	1.54%	1.54%	6%	$270,040

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(4)	$12.39	0.10	0.61	0.71	(0.11)	(0.15)	(0.26)	$12.84	5.79%	1.75%(5)	1.78%(5)	1.61%(5)	1.58%(5)	13%	$8,054
2017	$11.95	0.05	0.66	0.71	(0.04)	(0.23)	(0.27)	$12.39	6.06%	1.20%	1.20%	0.40%	0.40%	17%	$8,055
2016	$12.26	0.09	0.09	0.18	(0.08)	(0.41)	(0.49)	$11.95	1.63%	1.20%	1.20%	0.75%	0.75%	12%	$7,968
2015	$12.22	0.14	0.23	0.37	(0.14)	(0.19)	(0.33)	$12.26	3.09%	1.20%	1.20%	1.08%	1.08%	19%	$11,578
2014	$11.52	0.14	0.77	0.91	(0.12)	(0.09)	(0.21)	$12.22	7.91%	1.20%	1.20%	1.16%	1.16%	10%	$10,743
2013	$10.61	0.08	1.02	1.10	(0.09)	(0.10)	(0.19)	$11.52	10.48%	1.20%	1.20%	0.79%	0.79%	6%	$6,117
R Class
2018(4)	$12.38	0.13	0.61	0.74	(0.16)	(0.15)	(0.31)	$12.81	6.09%	1.25%(5)	1.28%(5)	2.11%(5)	2.08%(5)	13%	$163,965
2017	$11.95	0.11	0.65	0.76	(0.10)	(0.23)	(0.33)	$12.38	6.52%	0.70%	0.70%	0.90%	0.90%	17%	$167,431
2016	$12.26	0.15	0.09	0.24	(0.14)	(0.41)	(0.55)	$11.95	2.16%	0.70%	0.70%	1.25%	1.25%	12%	$156,330
2015	$12.22	0.20	0.24	0.44	(0.21)	(0.19)	(0.40)	$12.26	3.62%	0.70%	0.70%	1.58%	1.58%	19%	$167,576
2014	$11.53	0.20	0.76	0.96	(0.18)	(0.09)	(0.27)	$12.22	8.37%	0.70%	0.70%	1.66%	1.66%	10%	$140,753
2013	$10.61	0.14	1.03	1.17	(0.15)	(0.10)	(0.25)	$11.53	11.14%	0.70%	0.70%	1.29%	1.29%	6%	$102,250
R6 Class
2018(7)	$11.44	0.13	0.35	0.48	(0.14)	(0.01)	(0.15)	$11.77	4.30%	0.39%(5)	0.52%(5)	4.25%(5)	4.12%(5)	13%(8)	$302,193

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2018 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through January 31, 2018 (unaudited).

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended January 31, 2018 (unaudited).

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2025 Portfolio
Investor Class
2018(4)	$14.71	0.19	0.84	1.03	(0.26)	(0.22)	(0.48)	$15.26	7.13%	0.77%(5)	0.80%(5)	2.66%(5)	2.63%(5)	12%	$1,274,850
2017	$14.08	0.20	0.89	1.09	(0.18)	(0.28)	(0.46)	$14.71	7.95%	0.20%	0.20%	1.43%	1.43%	16%	$1,245,328
2016	$14.62	0.25	0.08	0.33	(0.24)	(0.63)	(0.87)	$14.08	2.55%	0.20%	0.20%	1.81%	1.81%	11%	$1,147,291
2015	$14.57	0.31	0.36	0.67	(0.33)	(0.29)	(0.62)	$14.62	4.62%	0.20%	0.20%	2.10%	2.10%	20%	$1,075,028
2014	$13.71	0.32	0.98	1.30	(0.30)	(0.14)	(0.44)	$14.57	9.61%	0.20%	0.20%	2.23%	2.23%	7%	$992,507
2013	$12.46	0.23	1.35	1.58	(0.24)	(0.09)	(0.33)	$13.71	12.88%	0.20%	0.20%	1.79%	1.79%	3%	$807,998
I Class
2018(4)	$14.72	0.21	0.84	1.05	(0.29)	(0.22)	(0.51)	$15.26	7.28%	0.57%(5)	0.62%(5)	2.86%(5)	2.81%(5)	12%	$917,538
2017	$14.09	0.23	0.89	1.12	(0.21)	(0.28)	(0.49)	$14.72	8.16%	0.00%(6)	0.00%(6)	1.63%	1.63%	16%	$963,919
2016	$14.64	0.27	0.08	0.35	(0.27)	(0.63)	(0.90)	$14.09	2.69%	0.00%(6)	0.00%(6)	2.01%	2.01%	11%	$884,534
2015	$14.58	0.32	0.39	0.71	(0.36)	(0.29)	(0.65)	$14.64	4.90%	0.00%(6)	0.00%(6)	2.30%	2.30%	20%	$729,071
2014	$13.72	0.34	0.99	1.33	(0.33)	(0.14)	(0.47)	$14.58	9.83%	0.00%(6)	0.00%(6)	2.43%	2.43%	7%	$424,420
2013	$12.47	0.26	1.35	1.61	(0.27)	(0.09)	(0.36)	$13.72	13.10%	0.00%(6)	0.00%(6)	1.99%	1.99%	3%	$298,052
A Class
2018(4)	$14.69	0.17	0.84	1.01	(0.22)	(0.22)	(0.44)	$15.26	7.01%	1.02%(5)	1.05%(5)	2.41%(5)	2.38%(5)	12%	$493,596
2017	$14.06	0.17	0.88	1.05	(0.14)	(0.28)	(0.42)	$14.69	7.69%	0.45%	0.45%	1.18%	1.18%	16%	$505,789
2016	$14.60	0.22	0.07	0.29	(0.20)	(0.63)	(0.83)	$14.06	2.28%	0.45%	0.45%	1.56%	1.56%	11%	$528,973
2015	$14.55	0.28	0.35	0.63	(0.29)	(0.29)	(0.58)	$14.60	4.36%	0.45%	0.45%	1.85%	1.85%	20%	$568,434
2014	$13.69	0.29	0.98	1.27	(0.27)	(0.14)	(0.41)	$14.55	9.35%	0.45%	0.45%	1.98%	1.98%	7%	$528,142
2013	$12.44	0.20	1.35	1.55	(0.21)	(0.09)	(0.30)	$13.69	12.61%	0.45%	0.45%	1.54%	1.54%	3%	$460,301

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(4)	$14.67	0.12	0.83	0.95	(0.13)	(0.22)	(0.35)	$15.27	6.55%	1.77%(5)	1.80%(5)	1.66%(5)	1.63%(5)	12%	$7,298
2017	$14.03	0.06	0.90	0.96	(0.04)	(0.28)	(0.32)	$14.67	6.96%	1.20%	1.20%	0.43%	0.43%	16%	$7,111
2016	$14.58	0.11	0.07	0.18	(0.10)	(0.63)	(0.73)	$14.03	1.42%	1.20%	1.20%	0.81%	0.81%	11%	$7,822
2015	$14.52	0.17	0.35	0.52	(0.17)	(0.29)	(0.46)	$14.58	3.64%	1.20%	1.20%	1.10%	1.10%	20%	$7,658
2014	$13.67	0.18	0.97	1.15	(0.16)	(0.14)	(0.30)	$14.52	8.46%	1.20%	1.20%	1.23%	1.23%	7%	$7,147
2013	$12.41	0.10	1.36	1.46	(0.11)	(0.09)	(0.20)	$13.67	11.86%	1.20%	1.20%	0.79%	0.79%	3%	$6,179
R Class
2018(4)	$14.67	0.16	0.83	0.99	(0.19)	(0.22)	(0.41)	$15.25	6.82%	1.27%(5)	1.30%(5)	2.16%(5)	2.13%(5)	12%	$218,445
2017	$14.04	0.13	0.89	1.02	(0.11)	(0.28)	(0.39)	$14.67	7.43%	0.70%	0.70%	0.93%	0.93%	16%	$221,592
2016	$14.58	0.18	0.08	0.26	(0.17)	(0.63)	(0.80)	$14.04	2.03%	0.70%	0.70%	1.31%	1.31%	11%	$222,337
2015	$14.52	0.24	0.36	0.60	(0.25)	(0.29)	(0.54)	$14.58	4.17%	0.70%	0.70%	1.60%	1.60%	20%	$239,213
2014	$13.67	0.25	0.97	1.22	(0.23)	(0.14)	(0.37)	$14.52	9.01%	0.70%	0.70%	1.73%	1.73%	7%	$210,067
2013	$12.42	0.17	1.35	1.52	(0.18)	(0.09)	(0.27)	$13.67	12.34%	0.70%	0.70%	1.29%	1.29%	3%	$172,227
R6 Class
2018(7)	$11.74	0.14	0.41	0.55	(0.17)	(0.01)	(0.18)	$12.11	4.89%	0.41%(5)	0.53%(5)	4.36%(5)	4.24%(5)	12%(8)	$395,136

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2018 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through January 31, 2018 (unaudited).

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended January 31, 2018 (unaudited).

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2018(4)	$12.77	0.17	0.83	1.00	(0.23)	(0.15)	(0.38)	$13.39	8.02%	0.79%(5)	0.83%(5)	2.77%(5)	2.73%(5)	13%	$787,659
2017	$12.10	0.17	0.88	1.05	(0.14)	(0.24)	(0.38)	$12.77	8.97%	0.20%	0.20%	1.43%	1.43%	14%	$764,846
2016	$12.58	0.22	0.01	0.23	(0.21)	(0.50)	(0.71)	$12.10	2.08%	0.20%	0.20%	1.83%	1.83%	10%	$680,943
2015	$12.44	0.26	0.41	0.67	(0.27)	(0.26)	(0.53)	$12.58	5.43%	0.20%	0.20%	2.04%	2.04%	20%	$590,896
2014	$11.62	0.27	0.89	1.16	(0.25)	(0.09)	(0.34)	$12.44	10.15%	0.20%	0.20%	2.27%	2.27%	6%	$512,356
2013	$10.41	0.18	1.30	1.48	(0.18)	(0.09)	(0.27)	$11.62	14.53%	0.21%	0.21%	1.66%	1.66%	5%	$333,309
I Class
2018(4)	$12.78	0.19	0.82	1.01	(0.26)	(0.15)	(0.41)	$13.38	8.08%	0.59%(5)	0.64%(5)	2.97%(5)	2.92%(5)	13%	$893,372
2017	$12.11	0.20	0.88	1.08	(0.17)	(0.24)	(0.41)	$12.78	9.19%	0.00%(6)	0.00%(6)	1.63%	1.63%	14%	$882,331
2016	$12.59	0.23	0.02	0.25	(0.23)	(0.50)	(0.73)	$12.11	2.29%	0.00%(6)	0.00%(6)	2.03%	2.03%	10%	$763,858
2015	$12.44	0.27	0.44	0.71	(0.30)	(0.26)	(0.56)	$12.59	5.73%	0.00%(6)	0.00%(6)	2.24%	2.24%	20%	$574,390
2014	$11.62	0.30	0.89	1.19	(0.28)	(0.09)	(0.37)	$12.44	10.37%	0.00%(6)	0.00%(6)	2.47%	2.47%	6%	$320,834
2013	$10.42	0.21	1.28	1.49	(0.20)	(0.09)	(0.29)	$11.62	14.76%	0.00%(6)	0.00%(6)	1.86%	1.86%	5%	$202,598
A Class
2018(4)	$12.74	0.16	0.82	0.98	(0.20)	(0.15)	(0.35)	$13.37	7.85%	1.04%(5)	1.08%(5)	2.52%(5)	2.48%(5)	13%	$430,135
2017	$12.07	0.15	0.87	1.02	(0.11)	(0.24)	(0.35)	$12.74	8.72%	0.45%	0.45%	1.18%	1.18%	14%	$426,224
2016	$12.55	0.19	0.01	0.20	(0.18)	(0.50)	(0.68)	$12.07	1.82%	0.45%	0.45%	1.58%	1.58%	10%	$378,866
2015	$12.41	0.23	0.41	0.64	(0.24)	(0.26)	(0.50)	$12.55	5.18%	0.45%	0.45%	1.79%	1.79%	20%	$385,874
2014	$11.59	0.24	0.89	1.13	(0.22)	(0.09)	(0.31)	$12.41	9.89%	0.45%	0.45%	2.02%	2.02%	6%	$355,604
2013	$10.38	0.16	1.30	1.46	(0.16)	(0.09)	(0.25)	$11.59	14.28%	0.46%	0.46%	1.41%	1.41%	5%	$264,393

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(4)	$12.73	0.10	0.83	0.93	(0.12)	(0.15)	(0.27)	$13.39	7.42%	1.79%(5)	1.83%(5)	1.77%(5)	1.73%(5)	13%	$5,665
2017	$12.06	0.05	0.88	0.93	(0.02)	(0.24)	(0.26)	$12.73	7.90%	1.20%	1.20%	0.43%	0.43%	14%	$6,204
2016	$12.54	0.10	0.01	0.11	(0.09)	(0.50)	(0.59)	$12.06	1.03%	1.20%	1.20%	0.83%	0.83%	10%	$6,714
2015	$12.39	0.13	0.42	0.55	(0.14)	(0.26)	(0.40)	$12.54	4.46%	1.20%	1.20%	1.04%	1.04%	20%	$5,628
2014	$11.57	0.16	0.88	1.04	(0.13)	(0.09)	(0.22)	$12.39	9.07%	1.20%	1.20%	1.27%	1.27%	6%	$4,449
2013	$10.37	0.07	1.29	1.36	(0.07)	(0.09)	(0.16)	$11.57	13.32%	1.21%	1.21%	0.66%	0.66%	5%	$3,417
R Class
2018(4)	$12.73	0.14	0.82	0.96	(0.17)	(0.15)	(0.32)	$13.37	7.66%	1.29%(5)	1.33%(5)	2.27%(5)	2.23%(5)	13%	$216,422
2017	$12.06	0.11	0.88	0.99	(0.08)	(0.24)	(0.32)	$12.73	8.45%	0.70%	0.70%	0.93%	0.93%	14%	$201,655
2016	$12.54	0.16	0.01	0.17	(0.15)	(0.50)	(0.65)	$12.06	1.56%	0.70%	0.70%	1.33%	1.33%	10%	$170,983
2015	$12.39	0.20	0.42	0.62	(0.21)	(0.26)	(0.47)	$12.54	4.99%	0.70%	0.70%	1.54%	1.54%	20%	$173,221
2014	$11.58	0.22	0.87	1.09	(0.19)	(0.09)	(0.28)	$12.39	9.53%	0.70%	0.70%	1.77%	1.77%	6%	$134,751
2013	$10.37	0.13	1.30	1.43	(0.13)	(0.09)	(0.22)	$11.58	14.00%	0.71%	0.71%	1.16%	1.16%	5%	$103,886
R6 Class
2018(7)	$11.90	0.15	0.48	0.63	(0.16)	(0.01)	(0.17)	$12.36	5.45%	0.43%(5)	0.56%(5)	4.52%(5)	4.39%(5)	13%(8)	$392,043

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2018 (unaudited).

(5)	Annualized.

(6)	Ratio was less than 0.005%.

(7)	October 23, 2017 (commencement of sale) through January 31, 2018 (unaudited).

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended January 31, 2018 (unaudited).

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2018(4)	$15.90	0.22	1.18	1.40	(0.29)	(0.23)	(0.52)	$16.78	8.96%	0.82%(5)	0.85%(5)	2.79%(5)	2.76%(5)	13%	$1,034,126
2017	$14.97	0.21	1.24	1.45	(0.18)	(0.34)	(0.52)	$15.90	9.98%	0.20%	0.20%	1.42%	1.42%	17%	$975,822
2016	$15.83	0.27	(0.07)(6)	0.20	(0.27)	(0.79)	(1.06)	$14.97	1.57%	0.20%	0.20%	1.86%	1.86%	8%	$905,126
2015	$15.60	0.33	0.62	0.95	(0.34)	(0.38)	(0.72)	$15.83	6.25%	0.20%	0.20%	2.03%	2.03%	23%	$839,655
2014	$14.52	0.35	1.22	1.57	(0.34)	(0.15)	(0.49)	$15.60	10.91%	0.20%	0.20%	2.32%	2.32%	5%	$755,938
2013	$12.81	0.22	1.82	2.04	(0.22)	(0.11)	(0.33)	$14.52	16.24%	0.20%	0.20%	1.62%	1.62%	3%	$573,216
I Class
2018(4)	$15.93	0.24	1.17	1.41	(0.32)	(0.23)	(0.55)	$16.79	9.04%	0.62%(5)	0.66%(5)	2.99%(5)	2.95%(5)	13%	$807,350
2017	$15.00	0.25	1.23	1.48	(0.21)	(0.34)	(0.55)	$15.93	10.18%	0.00%(7)	0.00%(7)	1.62%	1.62%	17%	$815,036
2016	$15.86	0.29	(0.06)(6)	0.23	(0.30)	(0.79)	(1.09)	$15.00	1.79%	0.00%(7)	0.00%(7)	2.06%	2.06%	8%	$726,622
2015	$15.62	0.33	0.67	1.00	(0.38)	(0.38)	(0.76)	$15.86	6.52%	0.00%(7)	0.00%(7)	2.23%	2.23%	23%	$556,384
2014	$14.55	0.38	1.21	1.59	(0.37)	(0.15)	(0.52)	$15.62	11.04%	0.00%(7)	0.00%(7)	2.52%	2.52%	5%	$323,043
2013	$12.83	0.25	1.83	2.08	(0.25)	(0.11)	(0.36)	$14.55	16.54%	0.00%(7)	0.00%(7)	1.82%	1.82%	3%	$235,505
A Class
2018(4)	$15.88	0.20	1.18	1.38	(0.25)	(0.23)	(0.48)	$16.78	8.83%	1.07%(5)	1.10%(5)	2.54%(5)	2.51%(5)	13%	$444,956
2017	$14.95	0.18	1.23	1.41	(0.14)	(0.34)	(0.48)	$15.88	9.71%	0.45%	0.45%	1.17%	1.17%	17%	$444,917
2016	$15.81	0.24	(0.08)(6)	0.16	(0.23)	(0.79)	(1.02)	$14.95	1.31%	0.45%	0.45%	1.61%	1.61%	8%	$438,398
2015	$15.58	0.29	0.62	0.91	(0.30)	(0.38)	(0.68)	$15.81	5.98%	0.45%	0.45%	1.78%	1.78%	23%	$460,605
2014	$14.51	0.32	1.20	1.52	(0.30)	(0.15)	(0.45)	$15.58	10.57%	0.45%	0.45%	2.07%	2.07%	5%	$425,198
2013	$12.79	0.19	1.83	2.02	(0.19)	(0.11)	(0.30)	$14.51	16.05%	0.45%	0.45%	1.37%	1.37%	3%	$356,751

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(4)	$15.84	0.14	1.17	1.31	(0.15)	(0.23)	(0.38)	$16.77	8.42%	1.82%(5)	1.85%(5)	1.79%(5)	1.76%(5)	13%	$5,713
2017	$14.92	0.06	1.23	1.29	(0.03)	(0.34)	(0.37)	$15.84	8.83%	1.20%	1.20%	0.42%	0.42%	17%	$5,637
2016	$15.77	0.13	(0.08)(6)	0.05	(0.11)	(0.79)	(0.90)	$14.92	0.59%	1.20%	1.20%	0.86%	0.86%	8%	$6,533
2015	$15.53	0.16	0.64	0.80	(0.18)	(0.38)	(0.56)	$15.77	5.25%	1.20%	1.20%	1.03%	1.03%	23%	$6,587
2014	$14.46	0.19	1.21	1.40	(0.18)	(0.15)	(0.33)	$15.53	9.76%	1.20%	1.20%	1.32%	1.32%	5%	$4,586
2013	$12.76	0.08	1.82	1.90	(0.09)	(0.11)	(0.20)	$14.46	15.05%	1.20%	1.20%	0.62%	0.62%	3%	$3,572
R Class
2018(4)	$15.86	0.18	1.18	1.36	(0.21)	(0.23)	(0.44)	$16.78	8.69%	1.32%(5)	1.35%(5)	2.29%(5)	2.26%(5)	13%	$227,006
2017	$14.94	0.14	1.23	1.37	(0.11)	(0.34)	(0.45)	$15.86	9.37%	0.70%	0.70%	0.92%	0.92%	17%	$216,452
2016	$15.79	0.20	(0.07)(6)	0.13	(0.19)	(0.79)	(0.98)	$14.94	1.11%	0.70%	0.70%	1.36%	1.36%	8%	$206,155
2015	$15.56	0.25	0.62	0.87	(0.26)	(0.38)	(0.64)	$15.79	5.71%	0.70%	0.70%	1.53%	1.53%	23%	$206,773
2014	$14.49	0.27	1.21	1.48	(0.26)	(0.15)	(0.41)	$15.56	10.30%	0.70%	0.70%	1.82%	1.82%	5%	$182,137
2013	$12.78	0.16	1.82	1.98	(0.16)	(0.11)	(0.27)	$14.49	15.69%	0.70%	0.70%	1.12%	1.12%	3%	$141,978
R6 Class
2018(8)	$12.12	0.16	0.54	0.70	(0.20)	—(9)	(0.20)	$12.62	6.02%	0.46%(5)	0.58%(5)	4.65%(5)	4.53%(5)	13%(10)	$337,503

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2018 (unaudited).

(5)	Annualized.

(6)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	Ratio was less than 0.005%.

(8)	October 23, 2017 (commencement of sale) through January 31, 2018 (unaudited).

(9)	Per share amount was less than $0.005.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended January 31, 2018 (unaudited).

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2018(4)	$13.36	0.19	1.11	1.30	(0.25)	(0.19)	(0.44)	$14.22	9.91%	0.84%(5)	0.88%(5)	2.89%(5)	2.85%(5)	13%	$600,583
2017	$12.48	0.17	1.16	1.33	(0.15)	(0.30)	(0.45)	$13.36	10.95%	0.20%	0.20%	1.39%	1.39%	17%	$574,159
2016	$13.14	0.23	(0.09)(6)	0.14	(0.22)	(0.58)	(0.80)	$12.48	1.34%	0.20%	0.20%	1.86%	1.86%	8%	$546,509
2015	$12.86	0.28	0.59	0.87	(0.29)	(0.30)	(0.59)	$13.14	6.84%	0.20%	0.20%	2.06%	2.06%	20%	$472,335
2014	$11.87	0.30	1.07	1.37	(0.28)	(0.10)	(0.38)	$12.86	11.63%	0.20%	0.20%	2.38%	2.38%	4%	$392,199
2013	$10.31	0.18	1.62	1.80	(0.16)	(0.08)	(0.24)	$11.87	17.83%	0.20%	0.20%	1.58%	1.58%	5%	$234,285
I Class
2018(4)	$13.37	0.20	1.12	1.32	(0.28)	(0.19)	(0.47)	$14.22	10.05%	0.64%(5)	0.69%(5)	3.09%(5)	3.04%(5)	13%	$663,135
2017	$12.49	0.20	1.15	1.35	(0.17)	(0.30)	(0.47)	$13.37	11.17%	0.00%(7)	0.00%(7)	1.59%	1.59%	17%	$656,227
2016	$13.15	0.24	(0.07)(6)	0.17	(0.25)	(0.58)	(0.83)	$12.49	1.55%	0.00%(7)	0.00%(7)	2.06%	2.06%	8%	$585,381
2015	$12.87	0.28	0.61	0.89	(0.31)	(0.30)	(0.61)	$13.15	7.05%	0.00%(7)	0.00%(7)	2.26%	2.26%	20%	$437,728
2014	$11.88	0.32	1.07	1.39	(0.30)	(0.10)	(0.40)	$12.87	11.84%	0.00%(7)	0.00%(7)	2.58%	2.58%	4%	$243,924
2013	$10.32	0.20	1.62	1.82	(0.18)	(0.08)	(0.26)	$11.88	18.05%	0.00%(7)	0.00%(7)	1.78%	1.78%	5%	$156,913
A Class
2018(4)	$13.34	0.17	1.12	1.29	(0.22)	(0.19)	(0.41)	$14.22	9.80%	1.09%(5)	1.13%(5)	2.64%(5)	2.60%(5)	13%	$313,936
2017	$12.46	0.15	1.15	1.30	(0.12)	(0.30)	(0.42)	$13.34	10.68%	0.45%	0.45%	1.14%	1.14%	17%	$305,544
2016	$13.12	0.20	(0.09)(6)	0.11	(0.19)	(0.58)	(0.77)	$12.46	1.08%	0.45%	0.45%	1.61%	1.61%	8%	$266,244
2015	$12.84	0.24	0.59	0.83	(0.25)	(0.30)	(0.55)	$13.12	6.57%	0.45%	0.45%	1.81%	1.81%	20%	$267,038
2014	$11.85	0.26	1.07	1.33	(0.24)	(0.10)	(0.34)	$12.84	11.36%	0.45%	0.45%	2.13%	2.13%	4%	$230,764
2013	$10.30	0.15	1.62	1.77	(0.14)	(0.08)	(0.22)	$11.85	17.45%	0.45%	0.45%	1.33%	1.33%	5%	$176,014

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(4)	$13.30	0.11	1.12	1.23	(0.14)	(0.19)	(0.33)	$14.20	9.37%	1.84%(5)	1.88%(5)	1.89%(5)	1.85%(5)	13%	$3,615
2017	$12.42	0.05	1.15	1.20	(0.02)	(0.30)	(0.32)	$13.30	9.87%	1.20%	1.20%	0.39%	0.39%	17%	$3,924
2016	$13.08	0.10	(0.09)(6)	0.01	(0.09)	(0.58)	(0.67)	$12.42	0.29%	1.20%	1.20%	0.86%	0.86%	8%	$3,529
2015	$12.80	0.15	0.58	0.73	(0.15)	(0.30)	(0.45)	$13.08	5.77%	1.20%	1.20%	1.06%	1.06%	20%	$3,158
2014	$11.82	0.17	1.06	1.23	(0.15)	(0.10)	(0.25)	$12.80	10.46%	1.20%	1.20%	1.38%	1.38%	4%	$2,939
2013	$10.26	0.07	1.62	1.69	(0.05)	(0.08)	(0.13)	$11.82	16.71%	1.20%	1.20%	0.58%	0.58%	5%	$2,049
R Class
2018(4)	$13.31	0.16	1.11	1.27	(0.18)	(0.19)	(0.37)	$14.21	9.69%	1.34%(5)	1.38%(5)	2.39%(5)	2.35%(5)	13%	$167,627
2017	$12.44	0.11	1.14	1.25	(0.08)	(0.30)	(0.38)	$13.31	10.33%	0.70%	0.70%	0.89%	0.89%	17%	$154,192
2016	$13.10	0.17	(0.09)(6)	0.08	(0.16)	(0.58)	(0.74)	$12.44	0.82%	0.70%	0.70%	1.36%	1.36%	8%	$128,486
2015	$12.82	0.21	0.59	0.80	(0.22)	(0.30)	(0.52)	$13.10	6.31%	0.70%	0.70%	1.56%	1.56%	20%	$122,661
2014	$11.83	0.23	1.07	1.30	(0.21)	(0.10)	(0.31)	$12.82	11.10%	0.70%	0.70%	1.88%	1.88%	4%	$94,677
2013	$10.28	0.12	1.62	1.74	(0.11)	(0.08)	(0.19)	$11.83	17.18%	0.70%	0.70%	1.08%	1.08%	5%	$64,687
R6 Class
2018(8)	$12.31	0.16	0.64	0.80	(0.18)	(0.01)	(0.19)	$12.92	6.78%	0.48%(5)	0.59%(5)	4.80%(5)	4.69%(5)	13%(9)	$309,568

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2018 (unaudited).

(5)	Annualized.

(6)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	Ratio was less than 0.005%.

(8)	October 23, 2017 (commencement of sale) through January 31, 2018 (unaudited).

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended January 31, 2018 (unaudited).

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2018(4)	$16.72	0.24	1.55	1.79	(0.30)	(0.27)	(0.57)	$17.94	10.96%	0.87%(5)	0.90%(5)	2.89%(5)	2.86%(5)	13%	$719,345
2017	$15.53	0.21	1.59	1.80	(0.18)	(0.43)	(0.61)	$16.72	12.00%	0.20%	0.20%	1.36%	1.36%	16%	$680,546
2016	$16.57	0.29	(0.15)(6)	0.14	(0.28)	(0.90)	(1.18)	$15.53	1.19%	0.20%	0.20%	1.88%	1.88%	7%	$666,583
2015	$16.22	0.35	0.80	1.15	(0.37)	(0.43)	(0.80)	$16.57	7.22%	0.20%	0.20%	2.10%	2.10%	23%	$608,154
2014	$14.92	0.37	1.44	1.81	(0.36)	(0.15)	(0.51)	$16.22	12.34%	0.20%	0.20%	2.38%	2.38%	4%	$523,828
2013	$12.84	0.22	2.17	2.39	(0.21)	(0.10)	(0.31)	$14.92	18.94%	0.20%	0.20%	1.58%	1.58%	3%	$355,470
I Class
2018(4)	$16.75	0.26	1.55	1.81	(0.34)	(0.27)	(0.61)	$17.95	11.04%	0.67%(5)	0.71%(5)	3.09%(5)	3.05%(5)	13%	$625,356
2017	$15.56	0.25	1.59	1.84	(0.22)	(0.43)	(0.65)	$16.75	12.21%	0.00%(7)	0.00%(7)	1.56%	1.56%	16%	$623,736
2016	$16.60	0.31	(0.14)(6)	0.17	(0.31)	(0.90)	(1.21)	$15.56	1.40%	0.00%(7)	0.00%(7)	2.08%	2.08%	7%	$563,161
2015	$16.24	0.36	0.84	1.20	(0.41)	(0.43)	(0.84)	$16.60	7.50%	0.00%(7)	0.00%(7)	2.30%	2.30%	23%	$437,726
2014	$14.94	0.40	1.44	1.84	(0.39)	(0.15)	(0.54)	$16.24	12.55%	0.00%(7)	0.00%(7)	2.58%	2.58%	4%	$281,772
2013	$12.86	0.25	2.17	2.42	(0.24)	(0.10)	(0.34)	$14.94	19.15%	0.00%(7)	0.00%(7)	1.78%	1.78%	3%	$196,557
A Class
2018(4)	$16.69	0.22	1.55	1.77	(0.26)	(0.27)	(0.53)	$17.93	10.82%	1.12%(5)	1.15%(5)	2.64%(5)	2.61%(5)	13%	$306,845
2017	$15.51	0.18	1.57	1.75	(0.14)	(0.43)	(0.57)	$16.69	11.67%	0.45%	0.45%	1.11%	1.11%	16%	$304,749
2016	$16.54	0.25	(0.14)(6)	0.11	(0.24)	(0.90)	(1.14)	$15.51	0.98%	0.45%	0.45%	1.63%	1.63%	7%	$288,989
2015	$16.19	0.31	0.80	1.11	(0.33)	(0.43)	(0.76)	$16.54	6.96%	0.45%	0.45%	1.85%	1.85%	23%	$306,435
2014	$14.89	0.34	1.43	1.77	(0.32)	(0.15)	(0.47)	$16.19	12.08%	0.45%	0.45%	2.13%	2.13%	4%	$283,598
2013	$12.82	0.18	2.17	2.35	(0.18)	(0.10)	(0.28)	$14.89	18.59%	0.45%	0.45%	1.33%	1.33%	3%	$231,054

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(4)	$16.66	0.15	1.56	1.71	(0.18)	(0.27)	(0.45)	$17.92	10.44%	1.87%(5)	1.90%(5)	1.89%(5)	1.86%(5)	13%	$3,618
2017	$15.48	0.06	1.58	1.64	(0.03)	(0.43)	(0.46)	$16.66	10.84%	1.20%	1.20%	0.36%	0.36%	16%	$3,312
2016	$16.51	0.14	(0.15)(6)	(0.01)	(0.12)	(0.90)	(1.02)	$15.48	0.19%	1.20%	1.20%	0.88%	0.88%	7%	$2,944
2015	$16.15	0.16	0.83	0.99	(0.20)	(0.43)	(0.63)	$16.51	6.21%	1.20%	1.20%	1.10%	1.10%	23%	$2,459
2014	$14.86	0.20	1.44	1.64	(0.20)	(0.15)	(0.35)	$16.15	11.18%	1.20%	1.20%	1.38%	1.38%	4%	$1,993
2013	$12.79	0.10	2.15	2.25	(0.08)	(0.10)	(0.18)	$14.86	17.72%	1.20%	1.20%	0.58%	0.58%	3%	$1,220
R Class
2018(4)	$16.68	0.20	1.55	1.75	(0.22)	(0.27)	(0.49)	$17.94	10.67%	1.37%(5)	1.40%(5)	2.39%(5)	2.36%(5)	13%	$158,724
2017	$15.49	0.14	1.59	1.73	(0.11)	(0.43)	(0.54)	$16.68	11.46%	0.70%	0.70%	0.86%	0.86%	16%	$146,963
2016	$16.53	0.21	(0.15)(6)	0.06	(0.20)	(0.90)	(1.10)	$15.49	0.66%	0.70%	0.70%	1.38%	1.38%	7%	$136,567
2015	$16.17	0.27	0.81	1.08	(0.29)	(0.43)	(0.72)	$16.53	6.75%	0.70%	0.70%	1.60%	1.60%	23%	$130,537
2014	$14.88	0.30	1.42	1.72	(0.28)	(0.15)	(0.43)	$16.17	11.73%	0.70%	0.70%	1.88%	1.88%	4%	$117,392
2013	$12.81	0.15	2.17	2.32	(0.15)	(0.10)	(0.25)	$14.88	18.30%	0.70%	0.70%	1.08%	1.08%	3%	$91,776
R6 Class
2018(8)	$12.48	0.17	0.72	0.89	(0.23)	—(9)	(0.23)	$13.14	7.45%	0.51%(5)	0.61%(5)	4.89%(5)	4.79%(5)	13%(10)	$239,705

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2018 (unaudited).

(5)	Annualized.

(6)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	Ratio was less than 0.005%.

(8)	October 23, 2017 (commencement of sale) through January 31, 2018 (unaudited).

(9)	Per share amount was less than $0.005.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended January 31, 2018 (unaudited).

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2018(4)	$13.55	0.19	1.37	1.56	(0.26)	(0.17)	(0.43)	$14.68	11.71%	0.89%(5)	0.93%(5)	2.94%(5)	2.90%(5)	14%	$362,354
2017	$12.49	0.16	1.38	1.54	(0.14)	(0.34)	(0.48)	$13.55	12.69%	0.20%	0.20%	1.32%	1.32%	19%	$352,863
2016	$13.20	0.22	(0.12)(6)	0.10	(0.22)	(0.59)	(0.81)	$12.49	1.09%	0.20%	0.20%	1.85%	1.85%	7%	$332,786
2015	$12.85	0.28	0.66	0.94	(0.29)	(0.30)	(0.59)	$13.20	7.37%	0.20%	0.20%	2.06%	2.06%	21%	$268,548
2014	$11.77	0.29	1.17	1.46	(0.28)	(0.10)	(0.38)	$12.85	12.59%	0.20%	0.20%	2.35%	2.35%	4%	$214,823
2013	$10.07	0.16	1.77	1.93	(0.15)	(0.08)	(0.23)	$11.77	19.51%	0.20%	0.20%	1.51%	1.51%	4%	$115,834
I Class
2018(4)	$13.57	0.22	1.36	1.58	(0.29)	(0.17)	(0.46)	$14.69	11.84%	0.69%(5)	0.73%(5)	3.14%(5)	3.10%(5)	14%	$435,220
2017	$12.51	0.20	1.36	1.56	(0.16)	(0.34)	(0.50)	$13.57	12.89%	0.00%(7)	0.00%(7)	1.52%	1.52%	19%	$411,319
2016	$13.22	0.24	(0.12)(6)	0.12	(0.24)	(0.59)	(0.83)	$12.51	1.30%	0.00%(7)	0.00%(7)	2.05%	2.05%	7%	$365,225
2015	$12.87	0.28	0.68	0.96	(0.31)	(0.30)	(0.61)	$13.22	7.58%	0.00%(7)	0.00%(7)	2.26%	2.26%	21%	$257,921
2014	$11.79	0.32	1.17	1.49	(0.31)	(0.10)	(0.41)	$12.87	12.79%	0.00%(7)	0.00%(7)	2.55%	2.55%	4%	$135,635
2013	$10.09	0.19	1.76	1.95	(0.17)	(0.08)	(0.25)	$11.79	19.72%	0.00%(7)	0.00%(7)	1.71%	1.71%	4%	$95,469
A Class
2018(4)	$13.53	0.18	1.35	1.53	(0.22)	(0.17)	(0.39)	$14.67	11.52%	1.14%(5)	1.18%(5)	2.69%(5)	2.65%(5)	14%	$189,682
2017	$12.47	0.14	1.36	1.50	(0.10)	(0.34)	(0.44)	$13.53	12.42%	0.45%	0.45%	1.07%	1.07%	19%	$186,777
2016	$13.18	0.20	(0.13)(6)	0.07	(0.19)	(0.59)	(0.78)	$12.47	0.83%	0.45%	0.45%	1.60%	1.60%	7%	$157,110
2015	$12.83	0.24	0.66	0.90	(0.25)	(0.30)	(0.55)	$13.18	7.11%	0.45%	0.45%	1.81%	1.81%	21%	$162,011
2014	$11.75	0.26	1.17	1.43	(0.25)	(0.10)	(0.35)	$12.83	12.32%	0.45%	0.45%	2.10%	2.10%	4%	$131,709
2013	$10.06	0.14	1.76	1.90	(0.13)	(0.08)	(0.21)	$11.75	19.13%	0.45%	0.45%	1.26%	1.26%	4%	$91,012

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(4)	$13.51	0.13	1.35	1.48	(0.15)	(0.17)	(0.32)	$14.67	11.13%	1.89%(5)	1.93%(5)	1.94%(5)	1.90%(5)	14%	$2,027
2017	$12.45	0.05	1.36	1.41	(0.01)	(0.34)	(0.35)	$13.51	11.58%	1.20%	1.20%	0.32%	0.32%	19%	$1,849
2016	$13.15	0.11	(0.13)(6)	(0.02)	(0.09)	(0.59)	(0.68)	$12.45	0.11%	1.20%	1.20%	0.85%	0.85%	7%	$1,939
2015	$12.80	0.15	0.65	0.80	(0.15)	(0.30)	(0.45)	$13.15	6.30%	1.20%	1.20%	1.06%	1.06%	21%	$2,197
2014	$11.73	0.19	1.14	1.33	(0.16)	(0.10)	(0.26)	$12.80	11.40%	1.20%	1.20%	1.35%	1.35%	4%	$1,983
2013	$10.04	0.06	1.76	1.82	(0.05)	(0.08)	(0.13)	$11.73	18.26%	1.20%	1.20%	0.51%	0.51%	4%	$1,748
R Class
2018(4)	$13.51	0.16	1.37	1.53	(0.19)	(0.17)	(0.36)	$14.68	11.48%	1.39%(5)	1.43%(5)	2.44%(5)	2.40%(5)	14%	$99,643
2017	$12.46	0.10	1.36	1.46	(0.07)	(0.34)	(0.41)	$13.51	12.06%	0.70%	0.70%	0.82%	0.82%	19%	$90,705
2016	$13.16	0.17	(0.13)(6)	0.04	(0.15)	(0.59)	(0.74)	$12.46	0.64%	0.70%	0.70%	1.35%	1.35%	7%	$71,705
2015	$12.81	0.21	0.66	0.87	(0.22)	(0.30)	(0.52)	$13.16	6.84%	0.70%	0.70%	1.56%	1.56%	21%	$62,763
2014	$11.74	0.23	1.16	1.39	(0.22)	(0.10)	(0.32)	$12.81	11.96%	0.70%	0.70%	1.85%	1.85%	4%	$47,771
2013	$10.05	0.11	1.76	1.87	(0.10)	(0.08)	(0.18)	$11.74	18.84%	0.70%	0.70%	1.01%	1.01%	4%	$32,896
R6 Class
2018(8)	$12.59	0.18	0.77	0.95	(0.19)	—(9)	(0.19)	$13.35	7.91%	0.53%(5)	0.63%(5)	5.00%(5)	4.90%(5)	14%(10)	$199,355

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2018 (unaudited).

(5)	Annualized.

(6)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	Ratio was less than 0.005%.

(8)	October 23, 2017 (commencement of sale) through January 31, 2018 (unaudited).

(9)	Per share amount was less than $0.005.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended January 31, 2018 (unaudited).

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2018(4)	$14.44	0.22	1.51	1.73	(0.26)	(0.15)	(0.41)	$15.76	12.11%	0.89%(5)	0.94%(5)	3.00%(5)	2.95%(5)	9%	$173,536
2017	$13.18	0.17	1.52	1.69	(0.15)	(0.28)	(0.43)	$14.44	13.16%	0.21%	0.21%	1.28%	1.28%	11%	$147,753
2016	$13.72	0.22	(0.11)(6)	0.11	(0.22)	(0.43)	(0.65)	$13.18	1.02%	0.20%	0.20%	1.78%	1.78%	6%	$106,441
2015	$13.22	0.27	0.72	0.99	(0.28)	(0.21)	(0.49)	$13.72	7.56%	0.20%	0.20%	1.94%	1.94%	24%	$66,163
2014	$12.02	0.30	1.24	1.54	(0.28)	(0.06)	(0.34)	$13.22	12.87%	0.20%	0.20%	2.22%	2.22%	8%	$33,357
2013	$10.19	0.15	1.85	2.00	(0.14)	(0.03)	(0.17)	$12.02	19.86%	0.20%	0.20%	1.36%	1.36%	13%	$14,959
I Class
2018(4)	$14.45	0.23	1.51	1.74	(0.29)	(0.15)	(0.44)	$15.75	12.18%	0.69%(5)	0.74%(5)	3.20%(5)	3.15%(5)	9%	$265,862
2017	$13.19	0.20	1.52	1.72	(0.18)	(0.28)	(0.46)	$14.45	13.38%	0.01%	0.01%	1.48%	1.48%	11%	$231,569
2016	$13.73	0.25	(0.12)(6)	0.13	(0.24)	(0.43)	(0.67)	$13.19	1.23%	0.00%(7)	0.00%(7)	0.98%	0.98%	6%	$162,255
2015	$13.23	0.28	0.74	1.02	(0.31)	(0.21)	(0.52)	$13.73	7.78%	0.00%(7)	0.00%(7)	2.14%	2.14%	24%	$92,653
2014	$12.03	0.28	1.28	1.56	(0.30)	(0.06)	(0.36)	$13.23	13.09%	0.00%(7)	0.00%(7)	2.42%	2.42%	8%	$43,147
2013	$10.20	0.18	1.84	2.02	(0.16)	(0.03)	(0.19)	$12.03	20.08%	0.00%(7)	0.00%(7)	1.56%	1.56%	13%	$10,951
A Class
2018(4)	$14.41	0.19	1.51	1.70	(0.22)	(0.15)	(0.37)	$15.74	11.92%	1.14%(5)	1.19%(5)	2.75%(5)	2.70%(5)	9%	$94,897
2017	$13.15	0.14	1.52	1.66	(0.12)	(0.28)	(0.40)	$14.41	12.90%	0.46%	0.46%	1.03%	1.03%	11%	$85,489
2016	$13.69	0.20	(0.13)(6)	0.07	(0.18)	(0.43)	(0.61)	$13.15	0.76%	0.45%	0.45%	1.53%	1.53%	6%	$65,954
2015	$13.19	0.24	0.72	0.96	(0.25)	(0.21)	(0.46)	$13.69	7.31%	0.45%	0.45%	1.69%	1.69%	24%	$51,889
2014	$12.00	0.26	1.23	1.49	(0.24)	(0.06)	(0.30)	$13.19	12.52%	0.45%	0.45%	1.97%	1.97%	8%	$31,787
2013	$10.17	0.13	1.85	1.98	(0.12)	(0.03)	(0.15)	$12.00	19.59%	0.45%	0.45%	1.11%	1.11%	13%	$14,138

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2018(4)	$14.36	0.14	1.50	1.64	(0.17)	(0.15)	(0.32)	$15.68	11.50%	1.89%(5)	1.94%(5)	2.00%(5)	1.95%(5)	9%	$869
2017	$13.11	0.04	1.50	1.54	(0.01)	(0.28)	(0.29)	$14.36	12.00%	1.21%	1.21%	0.28%	0.28%	11%	$794
2016	$13.64	0.11	(0.13)(6)	(0.02)	(0.08)	(0.43)	(0.51)	$13.11	0.06%	1.20%	1.20%	0.78%	0.78%	6%	$636
2015	$13.14	0.14	0.71	0.85	(0.14)	(0.21)	(0.35)	$13.64	6.51%	1.20%	1.20%	0.94%	0.94%	24%	$557
2014	$11.95	0.17	1.23	1.40	(0.15)	(0.06)	(0.21)	$13.14	11.72%	1.20%	1.20%	1.22%	1.22%	8%	$428
2013	$10.13	0.05	1.84	1.89	(0.04)	(0.03)	(0.07)	$11.95	18.66%	1.20%	1.20%	0.36%	0.36%	13%	$215
R Class
2018(4)	$14.40	0.18	1.50	1.68	(0.18)	(0.15)	(0.33)	$15.75	11.79%	1.39%(5)	1.44%(5)	2.50%(5)	2.45%(5)	9%	$61,063
2017	$13.15	0.11	1.50	1.61	(0.08)	(0.28)	(0.36)	$14.40	12.53%	0.71%	0.71%	0.78%	0.78%	11%	$51,832
2016	$13.69	0.17	(0.13)(6)	0.04	(0.15)	(0.43)	(0.58)	$13.15	0.51%	0.70%	0.70%	1.28%	1.28%	6%	$35,414
2015	$13.18	0.21	0.72	0.93	(0.21)	(0.21)	(0.42)	$13.69	7.11%	0.70%	0.70%	1.44%	1.44%	24%	$24,867
2014	$11.99	0.23	1.23	1.46	(0.21)	(0.06)	(0.27)	$13.18	12.25%	0.70%	0.70%	1.72%	1.72%	8%	$13,999
2013	$10.16	0.09	1.86	1.95	(0.09)	(0.03)	(0.12)	$11.99	19.31%	0.70%	0.70%	0.86%	0.86%	13%	$6,983
R6 Class
2018(8)	$12.87	0.18	0.83	1.01	(0.21)	—	(0.21)	$13.67	8.22%	0.53%(5)	0.64%(5)	4.98%(5)	4.87%(5)	9%(9)	$98,888

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2018 (unaudited).

(5)	Annualized.

(6)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	Ratio was less than 0.005%.

(8)	October 23, 2017 (commencement of sale) through January 31, 2018 (unaudited).

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended January 31, 2018 (unaudited).

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2018(4)	$12.21	0.19	1.30	1.49	(0.21)	(0.06)	(0.27)	$13.43	12.35%	0.89%(5)	0.94%(5)	3.18%(5)	3.13%(5)	9%	$16,424
2017	$10.89	0.14	1.29	1.43	(0.10)	(0.01)	(0.11)	$12.21	13.26%	0.21%	0.21%	1.14%	1.14%	21%	$11,534
2016(6)	$10.00	0.10	0.91	1.01	(0.12)	—	(0.12)	$10.89	10.12%	0.20%(5)	0.20%(5)	0.88%(5)	0.88%(5)	13%	$1,305
I Class
2018(4)	$12.23	0.20	1.30	1.50	(0.24)	(0.06)	(0.30)	$13.43	12.39%	0.69%(5)	0.74%(5)	3.38%(5)	3.33%(5)	9%	$26,201
2017	$10.90	0.16	1.31	1.47	(0.13)	(0.01)	(0.14)	$12.23	13.57%	0.01%	0.01%	1.34%	1.34%	21%	$18,390
2016(6)	$10.00	0.08	0.94	1.02	(0.12)	—	(0.12)	$10.90	10.27%	0.00%(5)(7)	0.00%(5)(7)	1.08%(5)	1.08%(5)	13%	$2,443
A Class
2018(4)	$12.19	0.17	1.30	1.47	(0.18)	(0.06)	(0.24)	$13.42	12.17%	1.14%(5)	1.19%(5)	2.93%(5)	2.88%(5)	9%	$5,611
2017	$10.87	0.09	1.32	1.41	(0.08)	(0.01)	(0.09)	$12.19	13.00%	0.46%	0.46%	0.89%	0.89%	21%	$4,009
2016(6)	$10.00	0.02	0.96	0.98	(0.11)	—	(0.11)	$10.87	9.84%	0.45%(5)	0.45%(5)	0.63%(5)	0.63%(5)	13%	$2,143
C Class
2018(4)	$12.13	0.11	1.31	1.42	(0.14)	(0.06)	(0.20)	$13.35	11.81%	1.89%(5)	1.94%(5)	2.18%(5)	2.13%(5)	9%	$233
2017	$10.83	0.04	1.27	1.31	—	(0.01)	(0.01)	$12.13	12.08%	1.21%	1.21%	0.14%	0.14%	21%	$68
2016(6)	$10.00	0.09	0.83	0.92	(0.09)	—	(0.09)	$10.83	9.23%	1.20%(5)	1.20%(5)	(0.12)%(5)	(0.12)%(5)	13%	$28
R Class
2018(4)	$12.17	0.17	1.28	1.45	(0.15)	(0.06)	(0.21)	$13.41	12.05%	1.39%(5)	1.44%(5)	2.68%(5)	2.63%(5)	9%	$6,988
2017	$10.86	0.08	1.29	1.37	(0.05)	(0.01)	(0.06)	$12.17	12.64%	0.71%	0.71%	0.64%	0.64%	21%	$3,743
2016(6)	$10.00	0.04	0.92	0.96	(0.10)	—	(0.10)	$10.86	9.67%	0.70%(5)	0.70%(5)	0.38%(5)	0.38%(5)	13%	$605
R6 Class
2018(8)	$12.63	0.18	0.83	1.01	(0.18)	—	(0.18)	$13.46	8.38%	0.53%(5)	0.64%(5)	4.98%(5)	4.87%(5)	9%(9)	$15,431

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.

(4)	Six months ended January 31, 2018 (unaudited).

(5)	Annualized.

(6)	September 30, 2015 (fund inception) through July 31, 2016.

(7)	Ratio was less than 0.005%.

(8)	October 23, 2017 (commencement of sale) through January 31, 2018 (unaudited).

(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the six months ended January 31, 2018 (unaudited).

See Notes to Financial Statements.

Proxy Voting Results

A special meeting of shareholders was held on October 18, 2017, to vote on the following proposal. The proposal received the required votes and was adopted. A summary of voting results is listed below.

To elect four directors to the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

	Affirmative	Withhold
Thomas W. Bunn	$13,314,351,423	$222,892,045
Barry Fink	$13,302,273,438	$234,970,030
Jan M. Lewis	$13,306,466,696	$230,776,772
Stephen E. Yates	$13,276,976,060	$260,267,408
The other directors whose term of office continued after the meeting include Jonathan S. Thomas, Andrea C. Hall, James A. Olson, M. Jeannine Strandjord, and John R. Whitten.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds’ investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-2021. It is also available on the “About Us” page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Services for the Deaf	711

American Century Asset Allocation Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91633 1803

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 27, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 27, 2018